UNITED STATES
                             SECURITIES AND EXCHANGE COMMISSION
                                   WASHINGTON, D.C. 20549
                                          --------

                                         FORM N-CSR
                                          --------

                     CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                                   INVESTMENT COMPANIES

                        INVESTMENT COMPANY ACT FILE NUMBER 811-6557

                                     STI CLASSIC FUNDS
                    (Exact name of registrant as specified in charter)
                                          --------


                                       2 Oliver Street
                                      Boston, MA 02109
                    (Address of principal executive offices) (Zip code)

                               Trusco Capital Management, Inc.
                                 50 Hurt Plaza; Suite 1400
                                 Atlanta, Georgia 30303
                        (Name and address of agent for service)

           REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-800-428-6970

                            DATE OF FISCAL YEAR END: MAY 31, 2004

                        DATE OF REPORTING PERIOD: NOVEMBER 30, 2003

ITEM 1.    REPORTS TO STOCKHOLDERS.
                       SEMI-ANNUAL
                       .........................................................
                       FINANCIAL REPORT
                       .........................................................
                       STI CLASSIC EQUITY FUNDS
                       .........................................................
                       A Family of Mutual Funds
                       .........................................................


November 30, 2003


[STI Classic Funds Logo Omitted]

Dear Valued STI Classic Funds' Shareholder:


Following a rough first quarter, investors enjoyed above-average annualized equity market returns, while the fixed-income markets experienced a modest decline. The stock market, as measured by the S&P 500 Index, rose 10.80% on a total return basis for the six months ended November 30, 2003, while bonds, as measured by the Lehman Aggregate Bond Index, slipped 1.03%. This continued broadly based, positive equity market performance was most welcome following the worst three-year market since the 1930s. We remain positive on the economy and the stock market looking forward, but we also see some factors emerging in 2004 that could generate short-term turbulence.

The year got off to a rocky start amid a myriad of concerns including a sluggish economy, potential deflation, corporate malfeasance, and war with Iraq; any one of which would be sufficient to cause market turmoil. Layoffs, inventory reductions, and other cost cutting measures continued as corporations struggled to regain profitability. The S&P 500 Index fell 14.5% between November 30, 2002 and mid-March 2003. However, the consumer received new financial stimulus from another sharp drop in mortgage rates, an accommodative monetary policy from the Federal Reserve, and passage of a new tax cut package. This influx of funds, along with a competitive pricing environment, was enough to keep consumers in a buying mood despite a continued weak job market, and companies made significant strides in returning to profitability. By the fall of Baghdad in early April, it was evident that corporate earnings had turned the corner, and investors exited low-yielding bonds and money market funds in favor of stocks.

Within the equity markets, small-cap and international stocks generated the strongest returns, reinforcing the value of having a diversified portfolio. The S&P SmallCap 600 Index rose 23.90%, and the MSCI EAFE Index returned 20.26% between May 31 and November 30, 2003. Within the large-cap equity arena, which includes the S&P 500 Index, the initial market rally favored lower quality companies with severely depressed prices; what some have referred to as a "dash to trash." Higher quality companies with stronger earnings growth trailed. Within the fixed-income markets, the improving economy benefited credit-sensitive sectors, such as the corporate bond market, on a relative basis, while the high-yield market in particular surged over 9%.

Looking ahead, our expectations for the economy remain positive, highlighted by renewed job growth and further corporate capital investment. We remain positive on equities, but believe returns will be more challenging in the coming year. Thus, greater price sensitivity on individual issues is warranted. Deflation fears are abating, but the Federal Reserve will likely keep rates at or near the current four-decade low for a "considerable period", which should further support the expansion. Government spending will continue to be strong, and the decline in the dollar will improve the value of multinational foreign earnings. These factors, along with 2004 being a Presidential election year, should help sustain a favorable climate for corporate earnings and stock prices. However, over the near-term, the market advance could pause, consolidate, and digest the recent rally before moving higher. In the fixed-income markets, low inflation and a steady Federal Reserve policy should continue to support bond valuations over the near-term, but cyclical economic forces are likely to put pressure on inflation and lift bond yields from the current secular low.

We believe our emphasis on fundamental research on each company security we purchase will provide the kind of strong relative performance that our clients have come to know and expect from the STI Classic family of mutual funds. We thank you for the confidence and trust you show by investing in our Funds, and we will continue to earn and validate that trust.



                                       Sincerely,



                                       /s/ Douglas S. Phillips

                                       Douglas S. Phillips, CFA
                                       Chief Investment Officer

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
STI CLASSIC EQUITY FUNDS  NOVEMBER 30, 2003


BALANCED FUND
--------------------------------------------------------------------------------

                                       SHARES     VALUE (000)
--------------------------------------------------------------------------------
COMMON STOCK (48.3%)
CAPITAL GOODS (3.7%)
   3M                                  24,000      $  1,897
   Caterpillar                         20,000         1,521
   Danaher                             18,000         1,498
   General Dynamics                    25,000         2,022
   L-3 Communications
     Holdings* (D)                     49,200         2,315
   Parker Hannifin                     54,000         2,969
                                                   --------
                                                     12,222
                                                   --------
COMMUNICATION SERVICES (1.0%)
   COX Communications, Cl A* (D)       54,800         1,858
   Fox Entertainment Group, Cl A*      56,000         1,599
                                                   --------
                                                      3,457
                                                   --------
COMPUTER SOFTWARE (1.9%)
   Amdocs*                             69,500         1,739
   Fiserv* (D)                         65,500         2,456
   Veritas Software*                   59,500         2,262
                                                   --------
                                                      6,457
                                                   --------
CONSUMER CYCLICALS (8.1%)
   Bed Bath & Beyond*                  67,100         2,834
   Coach*                              76,400         3,044
   Costco Wholesale*                   84,000         3,009
   Deere                               30,500         1,868
   Dollar General                      89,400         1,888
   Gap                                 97,500         2,096
   Home Depot                          94,000         3,455
   Lowe's                              56,000         3,265
   Wal-Mart Stores                     50,500         2,810
   Walt Disney                        117,600         2,715
                                                   --------
                                                     26,984
                                                   --------
CONSUMER STAPLES (3.4%)
   Avon Products                       49,700         3,405
   Gillette (D)                        80,000         2,698
   Procter & Gamble                    21,600         2,079
   Starbucks*                          44,000         1,411
   Sysco                               50,500         1,834
                                                   --------
                                                     11,427
                                                   --------
ENERGY (4.9%)
   Anadarko Petroleum                  48,000         2,156
   BJ Services*                        57,500         1,834
   Devon Energy                        41,000         2,024
   Exxon Mobil                         88,000         3,183
   Noble*                              68,500         2,369
   Schlumberger                        69,400         3,256
   Valero Energy (D)                   32,300         1,392
                                                   --------
                                                     16,214
                                                   --------

--------------------------------------------------------------------------------

                                       SHARES    VALUE (000)
--------------------------------------------------------------------------------
FINANCE (9.8%)
   AFLAC                               71,000      $  2,554
   Allstate                            58,500         2,362
   AMBAC Financial Group               51,400         3,534
   American Express                    68,500         3,131
   American International Group        48,000         2,781
   Bank of America                     21,200         1,599
   Citigroup                           65,000         3,058
   Dow Jones                           23,000         1,141
   JP Morgan Chase                     83,900         2,967
   MBNA                               123,700         3,033
   Morgan Stanley                      28,000         1,548
   State Street                        57,500         2,930
   Zions Bancorporation                31,300         1,930
                                                   --------
                                                     32,568
                                                   --------
HEALTH CARE (7.0%)
   Allergan                            18,500         1,383
   Amgen*                              34,500         1,984
   Bausch & Lomb (D)                   36,700         1,843
   Becton Dickinson                    29,000         1,161
   Biomet                              85,000         3,040
   Health Management Associates,
     Cl A                             114,500         2,943
   Johnson & Johnson                   62,600         3,086
   Pfizer                             100,000         3,355
   UnitedHealth Group                  81,300         4,382
                                                   --------
                                                     23,177
                                                   --------
SERVICES (1.7%)
   Cendant*                           142,500         3,158
   United Parcel Service, Cl B         32,600         2,372
                                                   --------
                                                      5,530
                                                   --------
TECHNOLOGY (6.8%)
   Affiliated Computer Services,
     Cl A* (D)                         49,700         2,492
   Apple Computer*                    107,000         2,238
   Cisco Systems*                      87,500         1,983
   Dell*                               93,100         3,212
   EMC*                               227,000         3,119
   Intel                               76,000         2,541
   Microsoft                          164,500         4,228
   Oracle*                            237,000         2,846
                                                   --------
                                                     22,659
                                                   --------
Total Common Stock
     (Cost $138,568)                                160,695
                                                   --------
2

--------------------------------------------------------------------------------
                                                                     (UNAUDITED)


--------------------------------------------------------------------------------
                                  FACE AMOUNT
                                        (000)      VALUE (000)
--------------------------------------------------------------------------------
CORPORATE OBLIGATIONS (22.1%)
CAPITAL GOODS (1.1%)
   General Dynamics
     4.250%, 05/15/13                 $   650      $    619
   International Paper
     6.750%, 09/01/11                     785           872
   Masco (D)
     5.875%, 07/15/12                     650           692
   Northrop Grumman
     7.000%, 03/01/06                     755           827
   Weyerhaeuser
     7.950%, 03/15/25                     575           639
                                                   --------
                                                      3,649
                                                   --------
COMMUNICATION SERVICES (1.4%)
   Comcast Cablevision
     8.375%, 05/01/07                     635           730
   Cox Communications
     7.125%, 10/01/12                     745           852
   Liberty Media (D)
     3.500%, 09/25/06                     850           846
   Sprint Capital
     7.625%, 01/30/11                     740           812
   Univision Comm
     3.500%, 10/15/07                     825           821
   Viacom
     7.875%, 09/01/23                     600           704
                                                   --------
                                                      4,765
                                                   --------
CONSUMER CYCLICALS (2.4%)
   Albertson's
     7.500%, 02/15/11                     695           790
   DaimlerChrysler
     6.400%, 05/15/06                     730           777
   Ford Motor
     7.450%, 07/16/31                     910           863
   General Motors
     8.375%, 07/15/33                     775           844
   Kraft Foods
     5.250%, 10/01/13                     820           817
   Kroger
     7.800%, 08/15/07                     630           714
   May Department Stores
     7.450%, 09/15/11                     765           887
   Nordstrom
     8.950%, 10/15/05                     600           665
   Safeway
     6.150%, 03/01/06                     700           747
   Time Warner
     6.125%, 04/15/06                     735           785
                                                   --------
                                                      7,889
                                                   --------


--------------------------------------------------------------------------------
                                  FACE AMOUNT
                                        (000)      VALUE (000)
--------------------------------------------------------------------------------
ENERGY (1.3%)
   Amerada Hess
     7.125%, 03/15/33                 $   795      $    806
   Anadarko Petroleum
     3.250%, 05/01/08                     785           766
   Conoco
     6.950%, 04/15/29                   1,440         1,622
   Kerr-McGee
     5.375%, 04/15/05                     275           285
   Petroleos Mexicanos
     9.250%, 03/30/18                     650           749
                                                   --------
                                                      4,228
                                                   --------
FINANCE (13.2%)
   Allstate
     7.875%, 05/01/05                   1,850         1,998
   Bank of America
     6.500%, 03/15/06                   1,725         1,872
   Bank One
     5.500%, 03/26/07                     730           785
   Bear Stearns (D)
     5.700%, 01/15/07                   2,230         2,401
   Boeing Capital (D)
     5.650%, 05/15/06                     740           787
   CIT Group
     4.125%, 02/21/06                   1,850         1,906
   Citigroup Global Markets
     6.500%, 02/15/08                   1,350         1,497
   Devon Financing
     6.875%, 09/30/11                     675           760
   EOP Operating LP
     8.375%, 03/15/06                     675           754
   First Data
     3.375%, 08/01/08                     910           897
   General Electric Capital (D)
     3.500%, 05/01/08                   3,230         3,213
   Golden West Financial
     4.125%, 08/15/07                     750           772
   Goldman Sachs Group
     4.750%, 07/15/13                   1,680         1,622
   Household Finance (D)
     5.750%, 01/30/07                   1,500         1,611
   International Lease Finance
     3.750%, 08/01/07                   2,280         2,305
   JP Morgan Chase (D)
     5.250%, 05/30/07                   1,465         1,554
   KFW International Finance, Ser DTC
     2.500%, 10/17/05                   1,100         1,109
   Lehman Brothers Holdings (D)
     4.000%, 01/22/08                   1,540         1,557

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
STI CLASSIC EQUITY FUNDS  NOVEMBER 30, 2003

BALANCED FUND--CONCLUDED
--------------------------------------------------------------------------------
                                  FACE AMOUNT
                                        (000)      VALUE (000)
--------------------------------------------------------------------------------
FINANCE -- CONTINUED
   MBNA America Bank
     5.375%, 01/15/08                 $   665      $    705
   Merrill Lynch, Ser B, MTN
     3.375%, 09/14/07                   2,380         2,388
   MetLife
     5.375%, 12/15/12                   1,600         1,641
     3.911%, 05/15/05                     245           252
   National Rural Utilities
     3.000%, 02/15/06                   1,775         1,788
   NB Capital Trust IV
     8.250%, 04/15/27                   1,700         1,958
   Simon Property Group LP
     6.375%, 11/15/07                     700           767
   SLM, MTN
     3.625%, 03/17/08                   1,885         1,881
   Textron Financial, Ser E, MTN
     2.750%, 06/01/06                     675           668
   Wachovia
     6.800%, 06/01/05                   1,000         1,069
   Washington Mutual Financial
     8.250%, 06/15/05                   1,380         1,504
   Wells Fargo
     3.500%, 04/04/08                   2,075         2,068
                                                   --------
                                                     44,089
                                                   --------
TECHNOLOGY (0.4%)
   Computer Sciences
     7.500%, 08/08/05                   1,375         1,493
                                                   --------
TELEPHONES & TELECOMMUNICATIONS (0.9%)
   British Telecom PLC
     7.875%, 12/15/05                     305           336
   Verizon Global Funding
     7.250%, 12/01/10                   1,550         1,771
   Verizon New York, Cl B
     7.375%, 04/01/32                     755           819
                                                   --------
                                                      2,926
                                                   --------
TRANSPORTATION (0.4%)
   Norfolk Southern
     7.800%, 05/15/27                     675           806
   Union Pacific
     5.750%, 10/15/07                     650           696
                                                   --------
                                                      1,502
                                                   --------
UTILITIES (1.0%)
   Alabama Power, Ser X
     3.125%, 05/01/08                     525           514
   Carolina Power & Light
     6.500%, 07/15/12                     625           687


--------------------------------------------------------------------------------
                                  FACE AMOUNT
                                        (000)      VALUE (000)
--------------------------------------------------------------------------------
UTILITIES -- CONTINUED
   Deutsche Telekom International
     Finance
     8.250%, 06/15/05                 $   715      $    777
   Dominion Resources, Ser B
     7.625%, 07/15/05                     650           703
   Pacificorp
     6.900%, 11/15/11                     450           514
                                                   --------
                                                      3,195
                                                   --------
Total Corporate Obligations
     (Cost $72,991)                                  73,736
                                                   --------
U.S. TREASURY OBLIGATIONS (13.1%)
   U.S. Treasury Bonds
     7.500%, 11/15/16 (D)               8,270        10,461
     6.250%, 08/15/23                   7,915         8,942
     5.375%, 02/15/31                  10,100        10,465
   U.S. Treasury Notes
     4.375%, 08/15/12                   4,640         4,705
     3.250%, 08/15/07 (D)               9,025         9,141
                                                   --------
Total U.S. Treasury Obligations
     (Cost $43,003)                                  43,714
                                                   --------
U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS (10.8%)
   FHLB
     2.625%, 05/15/07                   5,255         5,173
   FHLMC
     5.875%, 03/21/11                   2,670         2,859
     5.250%, 01/15/06                   6,410         6,802
   FNMA
     6.500%, 07/01/32                     991         1,033
     6.000%, 09/01/17                   1,442         1,507
     5.500%, 10/01/23                   2,427         2,462
     5.000%, 06/01/33                   4,942         4,854
     4.500%, 06/01/18                   3,292         3,272
   GNMA
     8.500%, 04/15/31                   1,112         1,206
     8.000%, 08/15/31 to 09/15/31       3,030         3,281
     6.000%, 12/15/31                   3,365         3,486
                                                   --------
Total U.S. Government Mortgage-
     Backed Obligations
     (Cost $35,850)                                  35,935
                                                   --------
ASSET-BACKED OBLIGATIONS (1.4%)
   Capital Auto Receivables Asset
     Trust, Ser 2002-4, Cl A4
     2.640%, 03/17/08                   1,200         1,204
   General Electric Commercial
     Mortgage, Ser 2002-1a, Cl A3
     6.269%, 12/10/35                   1,790         1,969
4

--------------------------------------------------------------------------------
                                                                     (UNAUDITED)


--------------------------------------------------------------------------------
                                 FACE AMOUNT (000)/
                                       SHARES     VALUE (000)
--------------------------------------------------------------------------------
ASSET-BACKED OBLIGATIONS -- CONTINUED
   Harley-Davidson Motorcycle Trust,
     Ser 2002-2, Cl A2
     3.090%, 06/15/10                 $   800      $    812
   JP Morgan Chase Commercial
     Mortgage Securities,
     Ser 2002-C3, Cl A2
     4.994%, 07/12/35                     775           782
                                                   --------
Total Asset-Backed Obligations
     (Cost $4,576)                                    4,767
                                                   --------
FOREIGN GOVERNMENT DEBT SECURITIES (1.1%)
CANADA (0.9%)
   Province of Ontario
     6.000%, 02/21/06                   1,300         1,395
   Province of Quebec, Ser NN
     7.125%, 02/09/24                   1,200         1,407
                                                   --------
                                                      2,802
                                                   --------
MEXICO (0.2%)
   United Mexican States
     4.625%, 10/08/08                     700           701
                                                   --------
                                                      3,503
                                                   --------
Total Foreign Government Debt Securities
     (Cost $3,510)                                    3,510
                                                   --------
MUNICIPAL BOND (0.2%)
   Illinois State
     4.950%, 06/01/23                     800           735
                                                   --------
Total Municipal Bond
     (Cost $799)                                        735
                                                   --------
SHORT-TERM INVESTMENT (11.9%)
   Boston Global Investment Trust--
     Enhanced Portfolio (A)        39,558,591        39,559
                                                   --------
Total Short-Term Investment
     (Cost $39,559)                                  39,559
                                                   --------
EXCHANGE TRADED FUND (1.1%)
   SPDR Trust, Ser 1                   34,200         3,642
                                                   --------
Total Exchange Traded Fund
     (Cost $3,007)                                    3,642
                                                   --------
REPURCHASE AGREEMENT (2.3%)
   Bear Stearns
     0.980%, dated 11/28/03,
     to be repurchased on 12/01/03,
     repurchase price $7,502,100
     (collateralized by various
     U.S. Government Obligations:
     total market value $7,652,032)(C) $7,501         7,501
                                                   --------
Total Repurchase Agreement
     (Cost $7,501)                                    7,501
                                                   --------
Total Investments (112.3%)
   (Cost $349,364)                                  373,787
                                                   --------


--------------------------------------------------------------------------------

                                                   VALUE (000)
--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES (-12.3%)
Payable upon Return of Securities Loaned           $(39,559)
Investment Advisory Fees Payable                       (252)
Administration Fees Payable                             (19)
Distribution Fees Payable                               (58)
Custodian Fees Payable                                   (5)
Other Assets and Liabilities, Net                      (945)
                                                   --------
TOTAL OTHER ASSETS AND LIABILITIES                  (40,838)
                                                   --------
NET ASSETS:
Paid in Capital -- T Shares
   (unlimited  authorization -- no par value)
   based on 20,809,064 outstanding shares
   of beneficial interest                           234,055
Paid in Capital -- A Shares
   (unlimited  authorization -- no par value)
    based on 757,257 outstanding shares
   of beneficial interest                             8,373
Paid in Capital -- L Shares
   (unlimited  authorization -- no par value)
   based on 6,179,750 outstanding shares
   of beneficial interest                            79,163
Undistributed net investment income                     614
Accumulated net realized loss on investments        (13,679)
Net unrealized appreciation on investments           24,423
                                                   --------
Total Net Assets (100.0%)                          $332,949
                                                   ========
Net Asset Value, Offering and Redemption
   Price Per Share -- T Shares
   ($250,174,182 / 20,809,064 shares)                $12.02
                                                   ========
Net Asset Value and Redemption
   Price Per Share -- A Shares
   ($9,143,709 / 757,257 shares)                     $12.07
                                                   ========
Maximum Offering Price Per Share --
   A Shares ($12.07 / 96.25%)                        $12.54
                                                   ========
Net Asset Value and Offering
   Price Per Share -- L Shares (1)
   ($73,630,850 / 6,179,750 shares)                  $11.91
                                                   ========

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
      FOR DESCRIPTIONS OF ABBREVIATIONS AND FOOTNOTES, PLEASE SEE PAGE 48.

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
STI CLASSIC EQUITY FUNDS  NOVEMBER 30, 2003



CAPITAL APPRECIATION FUND
--------------------------------------------------------------------------------

                                       SHARES     VALUE (000)
--------------------------------------------------------------------------------
COMMON STOCK (95.1%)
CAPITAL GOODS (8.0%)
   3M                                 208,000     $  16,440
   Caterpillar                        187,200        14,237
   Danaher                            167,000        13,894
   Deere                              258,300        15,815
   General Dynamics                   210,000        16,983
   L-3 Communications
     Holdings* (D)                    360,000        16,938
   Parker Hannifin                    403,500        22,188
                                                  ---------
                                                    116,495
                                                  ---------
COMMUNICATION SERVICES (2.1%)
   COX Communications, Cl A* (D)      470,000        15,933
   Fox Entertainment Group, Cl A*     505,000        14,418
                                                  ---------
                                                     30,351
                                                  ---------
COMPUTER SOFTWARE (3.7%)
   Amdocs* (D)                        660,000        16,513
   Fiserv* (D)                        445,000        16,688
   Veritas Software*                  548,800        20,866
                                                  ---------
                                                     54,067
                                                  ---------
CONSUMER CYCLICALS (15.2%)
   Bed Bath & Beyond*                 541,500        22,873
   Coach*                             874,000        34,820
   Costco Wholesale*                  700,000        25,074
   Dollar General                     556,000        11,743
   Gap                                988,000        21,242
   Home Depot                         622,000        22,865
   Lowe's (D)                         630,000        36,729
   Wal-Mart Stores                    394,000        21,922
   Walt Disney                        955,000        22,051
                                                  ---------
                                                    219,319
                                                  ---------
CONSUMER STAPLES (6.5%)
   Avon Products                      404,000        27,674
   Gillette                           420,000        14,167
   Procter & Gamble                   222,000        21,365
   Starbucks*                         382,000        12,251
   Sysco                              503,000        18,269
                                                  ---------
                                                     93,726
                                                  ---------
ENERGY (9.4%)
   Anadarko Petroleum                 390,000        17,523
   BJ Services*                       600,000        19,134
   Devon Energy                       332,000        16,387
   Exxon Mobil                        800,000        28,936
   Noble*                             425,000        14,696
   Schlumberger                       581,000        27,261
   Valero Energy (D)                  286,500        12,348
                                                  ---------
                                                    136,285
                                                  ---------


--------------------------------------------------------------------------------

                                       SHARES     VALUE (000)
--------------------------------------------------------------------------------
FINANCE (18.4%)
   AFLAC                              555,000     $  19,963
   Allstate                           574,000        23,178
   AMBAC Financial Group              412,500        28,360
   American Express                   680,000        31,083
   American International Group       320,000        18,544
   Bank of America                    182,500        13,766
   Citigroup                          586,500        27,589
   JP Morgan Chase                    728,000        25,742
   MBNA                             1,030,000        25,256
   Morgan Stanley                     275,000        15,202
   State Street                       470,000        23,951
   Zions Bancorporation (D)           232,500        14,338
                                                 ----------
                                                    266,972
                                                 ----------
HEALTH CARE (14.5%)
   Allergan                           180,000        13,451
   Amgen*                             340,000        19,553
   Bausch & Lomb (D)                  308,000        15,471
   Becton Dickinson                   240,000         9,607
   Biomet                             680,000        24,324
   Health Management Associates,
     Cl A (D)                         948,500        24,376
   Johnson & Johnson                  587,300        28,948
   Pfizer                           1,100,000        36,905
   UnitedHealth Group                 694,000        37,407
                                                 ----------
                                                    210,042
                                                 ----------
SERVICES (3.5%)
   Cendant*                         1,334,000        29,562
   United Parcel Service, Cl B        283,500        20,630
                                                 ----------
                                                     50,192
                                                 ----------
TECHNOLOGY (13.8%)
   Affiliated Computer Services,
     Cl A* (D)                        430,000        21,560
   Apple Computer*                    923,500        19,320
   Cisco Systems*                     792,000        17,947
   Dell*                              794,500        27,410
   EMC*                             2,046,000        28,112
   Intel                              737,000        24,638
   Microsoft                        1,400,000        35,980
   Oracle*                          2,048,000        24,596
                                                 ----------
                                                    199,563
                                                 ----------
Total Common Stock
     (Cost $1,167,702)                            1,377,012
                                                 ----------
EXCHANGE TRADED FUND (2.0%)
   SPDR Trust, Ser 1                  264,500        28,169
                                                 ----------
Total Exchange Traded Fund
     (Cost $21,674)                                  28,169
                                                 ----------
6

--------------------------------------------------------------------------------
                                                                     (UNAUDITED)


--------------------------------------------------------------------------------
                                 FACE AMOUNT (000)/
                                       SHARES     VALUE (000)
--------------------------------------------------------------------------------
REPURCHASE AGREEMENTS (4.2%)
   Bear Stearns
     0.995%, dated 11/28/03, to be
     repurchased on 12/01/03,
     repurchase price $42,948,223
     (collateralized by various
     U.S. Government Obligations:
     total market value
     $43,808,595) (C)                 $42,946     $  42,946
   Solomon Smith Barney
     0.955%, dated 11/28/03, to be
     repurchased on 12/01/03,
     repurchase price $17,830,535
     (collateralized by various
     U.S. Government Obligations:
     total market value             (C)17,829        17,829
     $18,186,279                                 ----------
Total Repurchase Agreements
     (Cost $60,775)                                  60,775
                                                 ----------
SHORT-TERM INVESTMENT (3.8%)
   Boston Global Investment Trust --
     Enhanced Portfolio (A)        55,344,775        55,345
                                                 ----------
Total Short-Term Investment
     (Cost $55,345)                                  55,345
                                                 ----------
Total Investments (105.1%)
   (Cost $1,305,496)                              1,521,301
                                                 ----------
OTHER ASSETS AND LIABILITIES (-5.1%)
Payable upon Return of Securities Loaned            (55,345)
Investment Advisory Fees Payable                     (1,328)
Administration Fees Payable                             (82)
Distribution Fees Payable                              (149)
Custodian Fees Payable                                  (25)
Transfer Agent Shareholder Servicing Fees Payable        (3)
Other Assets and Liabilities, Net                   (16,880)
                                                 ----------
TOTAL OTHER ASSETS AND LIABILITIES                  (73,812)
                                                 ----------


--------------------------------------------------------------------------------

                                                  VALUE (000)
--------------------------------------------------------------------------------
NET ASSETS:
Paid in Capital -- T Shares
   (unlimited  authorization -- no par value)
   based on 101,944,086 outstanding shares
   of beneficial interest                        $1,079,794
Paid in Capital -- A Shares
   (unlimited  authorization -- no par value)
   based on 12,790,339 outstanding shares
   of beneficial interest                           137,700
Paid in Capital -- L Shares
   (unlimited  authorization -- no par value)
   based on 9,798,757 outstanding shares
   of beneficial interest                           141,817
Accumulated net investment loss                      (2,925)
Accumulated net realized loss on investments       (124,702)
Net unrealized appreciation on investments          215,805
                                                 ----------
Total Net Assets (100.0%)                        $1,447,489
                                                 ==========
Net Asset Value, Offering and Redemption
   Price Per Share -- T Shares
   ($1,197,555,994 / 101,944,086 shares)             $11.75
                                                 ==========
Net Asset Value and Redemption
   Price Per Share -- A Shares
   ($144,542,960 / 12,790,339 shares)                $11.30
                                                 ==========
Maximum Offering Price Per Share --
   A Shares ($11.30 / 96.25%)                        $11.74
                                                 ==========
Net Asset Value and Offering
   Price Per Share -- L Shares (1)
   ($105,389,604 / 9,798,757 shares)                 $10.76
                                                 ==========

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
      FOR DESCRIPTIONS OF ABBREVIATIONS AND FOOTNOTES, PLEASE SEE PAGE 48.

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
STI CLASSIC EQUITY FUNDS  NOVEMBER 30, 2003



GROWTH AND INCOME FUND
--------------------------------------------------------------------------------

                                       SHARES     VALUE (000)
--------------------------------------------------------------------------------
COMMON STOCK (96.9%)
BASIC MATERIALS (3.4%)
   E.I. du Pont de Nemours            300,000      $ 12,438
   International Paper                250,000         9,302
   Praxair                            100,000         7,178
                                                   --------
                                                     28,918
                                                   --------
CAPITAL GOODS (11.6%)
   Boeing                              80,000         3,071
   Cooper Industries Ltd., Cl A       250,000        13,413
   Emerson Electric                   250,000        15,260
   General Electric                   500,000        14,335
   Honeywell International            500,000        14,845
   Illinois Tool Works                150,000        11,715
   Precision Castparts                100,000         4,052
   Rockwell Automation                400,000        13,300
   United Technologies                100,000         8,570
                                                   --------
                                                     98,561
                                                   --------
COMMUNICATION SERVICES (4.4%)
   Alltel                             250,000        11,352
   SBC Communications                 150,000         3,492
   Verizon Communications             700,000        22,939
                                                   --------
                                                     37,783
                                                   --------
COMPUTER SOFTWARE (2.3%)
   Storage Technology*                400,000        10,080
   Sungard Data Systems*              350,600         9,473
                                                   --------
                                                     19,553
                                                   --------
CONSUMER CYCLICALS (11.3%)
   Brunswick                          322,000         9,676
   Gannett                            100,000         8,660
   Johnson Controls                    75,000         8,208
   Jones Apparel Group                400,000        13,800
   Kohl's*                            250,000        12,080
   Lowe's                              50,000         2,915
   May Department Stores (D)          600,000        17,790
   Target                             350,000        13,552
   Walt Disney                        400,000         9,236
                                                   --------
                                                     95,917
                                                   --------
CONSUMER STAPLES (5.3%)
   Gillette (D)                       200,000         6,746
   HJ Heinz                           400,000        14,440
   Kimberly-Clark                     150,000         8,133
   PepsiCo                            100,000         4,812
   Procter & Gamble                    50,000         4,812
   Sara Lee                           200,000         4,110
   Sysco                               50,000         1,816
                                                   --------
                                                     44,869
                                                   --------
--------------------------------------------------------------------------------

                                       SHARES     VALUE (000)
--------------------------------------------------------------------------------
ENERGY (8.7%)
   Burlington Resources               175,000      $  8,785
   ChevronTexaco                      175,000        13,143
   ConocoPhillips                     250,000        14,185
   Exxon Mobil                        400,000        14,468
   Schlumberger                       275,000        12,903
   XTO Energy (D)                     400,000        10,112
                                                   --------
                                                     73,596
                                                   --------
FINANCE (23.9%)
   American International Group       225,000        13,039
   Bank of America                    175,000        13,200
   Berkshire Hathaway, Cl B* (D)        7,000        19,607
   Cincinnati Financial               220,000         8,917
   Citigroup                          350,000        16,464
   Comerica                           250,000        13,037
   Fannie Mae                          20,000         1,400
   Fifth Third Bancorp                100,000         5,813
   Goldman Sachs Group                125,000        12,010
   Jefferson-Pilot (D)                250,000        12,132
   MGIC Investment (D)                150,000         7,943
   Morgan Stanley                     175,000         9,674
   PNC Financial Services Group       300,000        16,308
   Prudential Financial               500,000        19,555
   US Bancorp                         800,000        22,168
   Wells Fargo                        200,000        11,466
                                                   --------
                                                    202,733
                                                   --------
HEALTH CARE (9.4%)
   Abbott Laboratories                200,000         8,840
   Barr Laboratories* (D)             100,000         8,254
   Bristol-Myers Squibb               500,000        13,175
   C.R. Bard                          187,100        14,145
   Express Scripts*                   100,000         6,473
   Johnson & Johnson                  200,000         9,858
   Oxford Health Plans* (D)           250,000        10,955
   Pfizer                             250,000         8,387
                                                   --------
                                                     80,087
                                                   --------
SERVICES (1.6%)
   Cendant*                           600,000        13,296
                                                   --------
TECHNOLOGY (8.8%)
   Computer Sciences*                 300,000        12,420
   DST Systems* (D)                    25,000           933
   First Data                         175,000         6,624
   Hewlett-Packard                    500,000        10,845
   Intel                              250,000         8,357
   International Business Machines     90,000         8,149
   Lexmark International*              40,000         3,096
   Microsoft                          600,000        15,420
   Texas Instruments                  300,000         8,928
                                                   --------
                                                     74,772
                                                   --------
8

--------------------------------------------------------------------------------
                                                                     (UNAUDITED)


--------------------------------------------------------------------------------

                                       SHARES     VALUE (000)
--------------------------------------------------------------------------------
TRANSPORTATION (3.0%)
   Norfolk Southern                   600,000      $ 12,846
   Ryder System                       415,900        12,972
                                                   --------
                                                     25,818
                                                   --------
UTILITIES (3.2%)
   American Electric Power            600,000        16,614
   Exelon                             175,000        10,819
                                                   --------
                                                     27,433
                                                   --------
Total Common Stock
     (Cost $686,564)                                823,336
                                                   --------
MONEY MARKET FUND (1.7%)
   Federated Prime Value Money
     Market Fund                   14,134,917        14,135
                                                   --------
Total Money Market Fund
     (Cost $14,135)                                  14,135
                                                   --------
SHORT-TERM INVESTMENT (3.3%)
   Boston Global Investment Trust --
     Enhanced Portfolio (A)        28,524,574        28,525
                                                   --------
Total Short-Term Investment
     (Cost $28,525)                                  28,525
                                                   --------
Total Investments (101.9%)
   (Cost $729,224)                                  865,996
                                                   --------
OTHER ASSETS AND LIABILITIES (-1.9%)
Payable upon Return of Securities Loaned            (28,525)
Investment Advisory Fees Payable                       (619)
Administration Fees Payable                             (48)
Distribution Fees Payable                               (58)
Custodian Fees Payable                                  (14)
Other Assets and Liabilities, Net                    12,862
                                                   --------
TOTAL OTHER ASSETS AND LIABILITIES                  (16,402)
                                                   --------


--------------------------------------------------------------------------------

                                                   VALUE (000)
--------------------------------------------------------------------------------
NET ASSETS:
Paid in Capital -- T Shares
   (unlimited  authorization -- no par value)
   based on 52,713,213 outstanding shares
   of beneficial interest                          $641,572
Paid in Capital -- A Shares
   (unlimited  authorization -- no par value)
   based on 3,042,048 outstanding shares
   of beneficial interest                            35,465
Paid in Capital -- L Shares
   (unlimited  authorization -- no par value)
   based on 6,812,739 outstanding shares
   of beneficial interest                           104,278
Undistributed net investment income                   1,982
Accumulated net realized loss on investments        (70,475)
Net unrealized appreciation on investments          136,772
                                                   --------
Total Net Assets (100.0%)                          $849,594
                                                   ========
Net Asset Value, Offering and Redemption
   Price Per Share -- T Shares
   ($716,345,694 / 52,713,213 shares)                $13.59
                                                   ========
Net Asset Value and Redemption
   Price Per Share -- A Shares
   ($41,673,797 / 3,042,048 shares)                  $13.70
                                                   ========
Maximum Offering Price Per Share --
   A Shares ($13.70 / 96.25%)                        $14.23
                                                   ========
Net Asset Value and Offering
   Price Per Share -- L Shares (1)
   ($91,574,431 / 6,812,739 shares)                  $13.44
                                                   ========


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
      FOR DESCRIPTIONS OF ABBREVIATIONS AND FOOTNOTES, PLEASE SEE PAGE 48.

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
STI CLASSIC EQUITY FUNDS  NOVEMBER 30, 2003

INFORMATION AND TECHNOLOGY FUND
--------------------------------------------------------------------------------

                                       SHARES      VALUE (000)
--------------------------------------------------------------------------------
COMMON STOCK (91.3%)
CAPITAL GOODS (6.1%)
   American Power Conversion           20,000       $   437
   Applied Materials*                  15,000           364
   Jabil Circuit*                      15,000           413
                                                    -------
                                                      1,214
                                                    -------
COMMUNICATION SERVICES (8.7%)
   Alcatel ADR* (D)                    32,000           417
   Avaya*                              40,000           544
   Comverse Technology*                20,000           384
   Nokia Oyj ADR                        8,000           144
   Qualcomm                             5,500           245
                                                    -------
                                                      1,734
                                                    -------
COMPUTER SOFTWARE (8.3%)
   BEA Systems*                        12,000           152
   McData, Cl B*                       15,195           161
   Portal Software*                     4,500            34
   Siebel Systems (D)*                 24,000           316
   Symantec*                           21,000           690
   Veritas Software*                    8,000           304
                                                    -------
                                                      1,657
                                                    -------
SEMICONDUCTORS (13.9%)
   Cypress Semiconductor*              22,500           504
   Flextronics International Ltd.*     15,000           240
   Marvell Technology Group Ltd.*       8,792           347
   Micrel* (D)                         45,000           770
   RF Micro Devices*                   23,000           268
   Sanmina-SCI*                        37,000           451
   TTM Technologies*                   12,000           203
                                                    -------
                                                      2,783
                                                    -------
SERVICES (16.5%)
   Accenture Ltd., Cl A*               30,000           747
   Akamai Technologies* (D)            15,000           201
   Amazon.Com*                          5,000           270
   Ask Jeeves*                          9,000           174
   eBay*                                6,000           335
   Getty Images*                        5,000           217
   Interpublic Group of
     Companies*                        15,000           214
   Manpower                             4,000           188
   Sotheby's Holdings, Cl A*            1,453            17
   Utstarcom*                          10,000           379
   VeriSign*                           35,000           567
                                                    -------
                                                      3,309
                                                    -------
TECHNOLOGY (37.8%)
   CACI International, Cl A*            2,500           125
   Celestica*                          30,000           458
   Cisco Systems*                      37,000           838


--------------------------------------------------------------------------------
                                     SHARES/FACE
                                    AMOUNT (000)   VALUE (000)
--------------------------------------------------------------------------------
TECHNOLOGY -- CONTINUED
   EMC*                                10,000       $   137
   Enterasys Networks*                 24,000           103
   Hewlett-Packard                     24,000           521
   Intel                                8,000           268
   International Business Machines      8,000           724
   Juniper Networks*                   27,400           517
   Microchip Technology                24,000           826
   Microsoft                           29,000           745
   Network Associates*                 13,000           174
   Novellus Systems*                    8,000           350
   Pec Solutions*                       8,000           144
   SAP ADR                             23,000           887
   Triquint Semiconductor*             38,000           307
   Yahoo!*                             10,000           430
                                                    -------
                                                      7,554
                                                    -------
Total Common Stock
     (Cost $14,621)                                  18,251
                                                    -------
FOREIGN COMMON STOCK (1.1%)
COMMUNICATION SERVICES (1.1%)
   Ericsson LM ADR* (D)                14,000           227
                                                    -------
Total Foreign Common Stock
     (Cost $198)                                        227
                                                    -------
EXCHANGE TRADED FUND (2.7%)
   Nasdaq-100 Index Tracking Stock     15,000           531
                                                    -------
Total Exchange Traded Fund
     (Cost $525)                                        531
                                                    -------
SHORT-TERM INVESTMENT (7.7%)
   Boston Global Investment Trust --
     Enhanced Portfolio (A)         1,543,575         1,544
                                                    -------
Total Short-Term Investment
     (Cost $1,544)                                    1,544
                                                    -------
REPURCHASE AGREEMENT (5.1%)
   Dresdner Kleinwort Benson
     0.955%, dated 11/28/03, to be
     repurchased on 12/01/03,
     repurchase price $1,018,059
     (collateralized by various
     U.S. Government Obligations:
     total market value
     $1,038,485) (C)                  $ 1,018         1,018
                                                    -------
Total Repurchase Agreement
     (Cost $1,018)                                    1,018
                                                    -------
Total Investments (107.9%)
   (Cost $17,906)                                    21,571
                                                    -------

--------------------------------------------------------------------------------
                                                                     (UNAUDITED)


--------------------------------------------------------------------------------

                                                   VALUE (000)
--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES (-7.9%)
Payable upon Return of Securities Loaned            $(1,544)
Investment Advisory Fees Payable                        (18)
Administration Fees Payable                              (1)
Distribution Fees Payable                                (3)
Custodian Fees Payable                                   (1)
Other Assets and Liabilities, Net                        (6)
                                                   --------
TOTAL OTHER ASSETS AND LIABILITIES                   (1,573)
                                                   --------
NET ASSETS:
Paid in Capital -- T Shares
   (unlimited  authorization -- no par value)
   based on 1,581,334 outstanding shares
   of beneficial interest                            75,199
Paid in Capital -- A Shares
   (unlimited  authorization -- no par value)
   based on  220 outstanding shares
   of beneficial interest                                 1
Paid in Capital -- L Shares
   (unlimited  authorization -- no par value)
   based on  1,109,168 outstanding shares
   of beneficial interest                            27,690
Accumulated net investment loss                         (93)
Accumulated net realized loss on investments        (86,464)
Net unrealized appreciation on investments            3,665
                                                   --------
Total Net Assets (100.0%)                          $ 19,998
                                                   ========
Net Asset Value, Offering and Redemption
   Price Per Share -- T Shares
   ($11,943,213 / 1,581,334 shares)                   $7.55
                                                   ========
Net Asset Value and Redemption
   Price Per Share -- A Shares
   ($1,660 / 220 shares)                              $7.55
                                                   ========
Maximum Offering Price Per Share --
   A Shares ($7.55 / 96.25%)                          $7.84
                                                   ========
Net Asset Value and Offering
   Price Per Share -- L Shares (1)
   ($8,052,976 / 1,109,168 shares)                    $7.26
                                                   ========


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
      FOR DESCRIPTIONS OF ABBREVIATIONS AND FOOTNOTES, PLEASE SEE PAGE 48.

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
STI CLASSIC EQUITY FUNDS  NOVEMBER 30, 2003


INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------

                                       SHARES     VALUE (000)
--------------------------------------------------------------------------------
FOREIGN COMMON STOCK (97.0%)
AUSTRALIA (4.4%)
   Australia & New Zealand
     Banking Group                     90,516      $  1,102
   Australia & New Zealand
     Banking Group*                    16,458           200
   Billabong International            202,000         1,020
   BlueScope Steel                    324,200         1,171
   Boral (D)                          402,978         1,458
   National Australia Bank             49,000         1,025
   News Corp                          139,203         1,187
   Orica                               60,600           565
   Origin Energy                      194,800           658
   Publishing & Broadcasting           95,600           807
   QBE Insurance Group (D)            181,000         1,335
                                                   --------
                                                     10,528
                                                   --------
BELGIUM (0.7%)
   Delhaize Group                       7,200           348
   Fortis                              70,286         1,315
                                                   --------
                                                      1,663
                                                   --------
DENMARK (0.7%)
   Danske Bank A/S                     76,755         1,626
                                                   --------
FINLAND (1.4%)
   Nokia                              141,446         2,548
   Tietoenator                         32,115           893
                                                   --------
                                                      3,441
                                                   --------
FRANCE (9.4%)
   Alcatel*                            90,600         1,183
   Aventis                             31,475         1,817
   AXA                                 44,900           863
   BNP Paribas                         54,975         3,097
   Compagnie de Saint-Gobain           25,300         1,132
   Dassault Systemes                   10,398           464
   France Telecom*                     52,000         1,340
   Lafarge                              9,432           751
   Pernod-Ricard                        9,800         1,041
   Peugeot                             25,783         1,213
   Societe Generale                    15,750         1,261
   Suez                                57,003           987
   Technip                              2,407           259
   Thomson                             36,733           778
   Total                               24,399         3,942
   Vinci                               10,700           856
   Vivendi Universal*                  70,700         1,623
                                                   --------
                                                     22,607
                                                   --------
GERMANY (7.5%)
   Allianz                             12,179         1,371
   BASF                                38,365         1,898
   Bayer                               22,400           605


--------------------------------------------------------------------------------

                                       SHARES     VALUE (000)
--------------------------------------------------------------------------------
GERMANY -- CONTINUED
   Bayerische Motoren Werke            15,365      $    677
   Deutsche Bank                       27,687         1,930
   Deutsche Post                       58,500         1,102
   Deutsche Telekom*                  118,192         1,962
   E.ON                                10,300           584
   Infineon Technologies*              45,000           639
   Metro                               20,800           891
   Muenchener Rueckversicherungs        7,392           840
   SAP                                 10,386         1,596
   Schering                             9,100           458
   Siemens                             39,713         2,897
   Volkswagen                           9,900           492
                                                   --------
                                                     17,942
                                                   --------
HONG KONG (1.6%)
   Bank of East Asia                  209,400           658
   Cathay Pacific Airways (D)         234,000           452
   Cheung Kong Holdings                56,000           442
   CLP Holdings                        94,300           458
   Esprit Holdings                    320,500         1,023
   Hutchison Whampoa                  109,700           801
                                                   --------
                                                      3,834
                                                   --------
IRELAND (1.0%)
   Anglo Irish Bank                   113,882         1,542
   Bank of Ireland                     75,700           935
                                                   --------
                                                      2,477
                                                   --------
ITALY (3.5%)
   Banca Intesa                       300,357         1,131
   ENI-Ente Nazionale Idrocarburi     127,313         2,170
   Mediaset                           157,000         1,780
   Parmalat Finanziaria               189,257           520
   Saipem                              37,067           272
   Telecom Italia*                    515,398         1,492
   UniCredito Italiano                198,500           997
                                                   --------
                                                      8,362
                                                   --------
JAPAN (20.8%)
   Alps Electric                       49,000           693
   Asahi Breweries                     27,700           230
   Asahi Glass (D)                    109,000           802
   Canon                               38,100         1,760
   Chugoku Electric Power              47,800           796
   Daiwa House Industry                34,000           323
   Denso                               16,700           312
   East Japan Railway                     158           721
   Eisai                               46,100         1,168
   Fast Retailing                      19,500         1,150
   Fujitsu*                            70,000           385
   Hitachi                            168,000           989
   Honda Motor                         37,700         1,542
   JFE Holdings (D)                    30,200           707
12

--------------------------------------------------------------------------------
                                                                     (UNAUDITED)


--------------------------------------------------------------------------------

                                       SHARES     VALUE (000)
--------------------------------------------------------------------------------
JAPAN -- CONTINUED
   Kao (D)                             18,000      $    367
   KDDI                                    98           511
   Kirin Brewery                      130,000         1,039
   Komatsu                            113,000           644
   Kyushu Electric Power               25,900           426
   Marubeni (D)                       264,000           434
   Matsushita Electric Industrial      36,000           464
   Millea Holdings                         56           603
   Mitsubishi                         140,000         1,285
   Mitsubishi Tokyo Financial Group       209         1,561
   Mitsui (D)                          82,500           555
   Mitsui Fudosan (D)                  95,000           828
   Mitsui OSK Lines                   244,000           991
   Mitsui Sumitomo Insurance           98,000           731
   NEC                                 50,000           363
   Nippon Express (D)                 116,000           503
   Nippon Steel                       361,000           692
   Nippon Telegraph & Telephone           364         1,745
   Nissan Motor (D)                   106,000         1,212
   Nitto Denko (D)                     26,900         1,358
   Nomura Holdings                     91,000         1,446
   NTT DoCoMo                             436           940
   Oki Electric Industry* (D)          89,000           336
   Olympus                             26,200           561
   Onward Kashiyama                    22,000           241
   ORIX                                 5,600           411
   Pioneer (D)                         39,100         1,000
   Ricoh                               89,300         1,629
   Sanyo Electric (D)                  54,000           242
   Seiko Epson Corp                    26,500         1,007
   Sekisui House                      104,000           981
   Seven-Eleven Japan                  15,000           434
   Sharp                              104,000         1,556
   Shin-Etsu Chemical                  18,000           664
   Showa Shell Sekiyu KK               28,200           217
   Sony                                15,700           545
   Sumitomo                            76,000           472
   Sumitomo Chemical                  133,000           475
   Sumitomo Mitsui Financial Group*       401         1,959
   Takeda Chemical Industries          15,800           606
   Tokyo Electric Power                55,900         1,159
   Tokyo Gas                          139,000           476
   Toyota Motor                       100,700         3,025
   UFJ Holdings*                          115           491
   Yamaha                              45,200           808
   Yamanouchi Pharmaceutical           14,600           420
                                                   --------
                                                     49,991
                                                   --------
NETHERLANDS (4.8%)
   ABN AMRO Holding                   110,925         2,441
   Akzo Nobel                          34,981         1,214
   ING Groep                           92,724         1,986


--------------------------------------------------------------------------------

                                       SHARES     VALUE (000)
--------------------------------------------------------------------------------
NETHERLANDS -- CONTINUED
   Koninklijke Philips Electronics     68,203      $  1,938
   Royal Dutch Petroleum               40,400         1,815
   Royal KPN*                         148,100         1,161
   Unilever                             9,400           564
   United Services Group               28,190           569
                                                   --------
                                                     11,688
                                                   --------
NEW ZEALAND (0.6%)
   Fletcher Building                  545,993         1,406
                                                   --------
NORWAY (0.4%)
   Telenor ASA                        180,711         1,089
                                                   --------
SINGAPORE (0.8%)
   DBS Group Holdings                  94,000           763
   Fraser & Neave                      56,130           374
   Jardine Cycle & Carriage             2,538             9
   SembCorp Industries                269,000           200
   Singapore Airlines                  32,000           225
   Singapore Telecommunications       260,000           270
                                                   --------
                                                      1,841
                                                   --------
SPAIN (4.8%)
   Acciona                              9,000           508
   Altadis                             34,946           933
   Banco Santander
     Central Hispano                  244,326         2,539
   Endesa                             100,400         1,649
   Gamesa Corp Tecnologica             22,800           659
   Repsol YPF                          64,800         1,132
   Sociedad General de Aguas
     de Barcelona                      48,220           685
   Telefonica                         239,295         3,098
   Union Fenosa                        25,674           420
                                                   --------
                                                     11,623
                                                   --------
SWEDEN (2.4%)
   Autoliv                             34,897         1,168
   Electrolux, Cl B                    61,000         1,284
   Sandvik                             42,165         1,342
   Svenska Handelsbanken, Cl A         40,400           746
   Telefonaktiebolaget LM Ericsson,
     Cl B*                            744,948         1,203
                                                   --------
                                                      5,743
                                                   --------
SWITZERLAND (7.5%)
   Credit Suisse Group                 68,442         2,271
   Nestle                              13,987         3,251
   Novartis                           126,874         5,359
   Roche Holding                       17,000         1,532
   STMicroelectronics                  20,487           567
   UBS                                 46,732         3,009
   Zurich Financial Services*          16,200         2,087
                                                   --------
                                                     18,076
                                                   --------

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
STI CLASSIC EQUITY FUNDS  NOVEMBER 30, 2003


INTERNATIONAL EQUITY FUND--CONCLUDED
--------------------------------------------------------------------------------

                                       SHARES      VALUE (000)
--------------------------------------------------------------------------------
UNITED KINGDOM (24.7%)
   AstraZeneca                         44,682      $  2,028
   Aviva                              188,500         1,501
   Balfour Beatty                     311,031         1,161
   Barclays                           329,600         2,905
   BP                                 803,633         5,608
   British American Tobacco           135,456         1,699
   BT Group                           204,034           610
   Burberry Group                     151,500           998
   Centrica                           499,200         1,625
   Emap                                99,377         1,443
   Galen Holdings                      53,900           677
   GlaxoSmithKline                    261,278         5,891
   HBOS                               253,333         3,181
   HSBC Holdings                      382,900         5,802
   Kidde                              775,732         1,391
   mmO2*                            1,145,900         1,483
   Next                                77,500         1,486
   Rentokil Initial                   461,714         1,731
   Royal Bank of Scotland Group       110,206         3,076
   Shell Transport & Trading          347,668         2,200
   Shire Pharmaceuticals*              68,800           568
   Tesco                              426,591         1,825
   Vodafone Group                   2,679,748         6,153
   Whitbread                           72,100           895
   William Hill                       226,500         1,523
   Wimpey George                      321,975         1,888
                                                   --------
                                                     59,348
                                                   --------
Total Foreign Common Stock
     (Cost $200,325)                                233,285
                                                   --------
RIGHTS (0.0%)
SPAIN (0.0%)
   Aguas De Barcelona* (D)             48,220             6
                                                   --------
Total Rights
     (Cost $0)                                            6
                                                   --------
EXCHANGE TRADED FUND (0.6%)
   iShares MSCI EAFE Index
     Fund (D)                          11,800         1,507
                                                   --------
Total Exchange Traded Fund
     (Cost $1,489)                                    1,507
                                                   --------
SHORT-TERM INVESTMENT (4.4%)
   Boston Global Investment Trust --
     Enhanced Portfolio (A)        10,443,454        10,443
                                                   --------
Total Short-Term Investment
     (Cost $10,443)                                  10,443
                                                   --------
Total Investments (102.0%)
   (Cost $212,257)                                  245,241
                                                   --------


--------------------------------------------------------------------------------

                                                   VALUE (000)
--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES (-2.0%)
Payable Upon Return of Securities Loaned          $ (10,443)
Investment Advisory Fees Payable                       (241)
Administration Fees Payable                             (14)
Distribution Fees Payable                                (4)
Custodian Fees Payable                                  (37)
Other Assets and Liabilities, Net                     5,986
                                                   --------
TOTAL OTHER ASSETS AND LIABILITIES                   (4,753)
                                                   --------
NET ASSETS:
Paid in Capital -- T Shares
   (unlimited  authorization -- no par value)
   based on 23,963,104 outstanding shares
   of beneficial interest                           279,242
Paid in Capital -- A Shares
   (unlimited  authorization -- no par value)
   based on 730,673 outstanding shares
   of beneficial interest                             6,798
Paid in Capital -- L Shares
   (unlimited  authorization -- no par value)
   based on 786,417 outstanding shares
   of beneficial interest                            11,831
Undistributed net investment income                   3,132
Accumulated net realized loss on investments        (93,637)
Net unrealized appreciation on investments           32,984
Net unrealized appreciation on forward foreign
   currency contracts, foreign currencies and
   translation of other assets and liabilities
   denominated in foreign currencies                    138
                                                   --------
Total Net Assets (100.0%)                          $240,488
                                                   ========
Net Asset Value, Offering and Redemption
   Price Per Share -- T Shares
   ($226,722,404 / 23,963,104 shares)                 $9.46
                                                   ========
Net Asset Value and Redemption
   Price Per Share -- A Shares
   ($6,823,459 / 730,673 shares)                      $9.34
                                                   ========
Maximum Offering Price Per Share --
   A Shares ($9.34 / 96.25%)                          $9.70
                                                   ========
Net Asset Value and Offering
   Price Per Share -- L Shares (1)
   ($6,942,273 / 786,417 shares)                      $8.83
                                                   ========


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
      FOR DESCRIPTIONS OF ABBREVIATIONS AND FOOTNOTES, PLEASE SEE PAGE 48.

--------------------------------------------------------------------------------
                                                                     (UNAUDITED)

At November 30, 2003, sector diversification of the Fund was as follows:

                                     % OF         VALUE
SECTOR DIVERSIFICATION            NET ASSETS      (000)
----------------------------    -------------- ----------
FOREIGN COMMON STOCK
Banks                                 13.8%    $ 33,158
Telephones & Telecommunications        8.9       21,382
Drugs                                  7.4       17,819
Energy                                 6.9       16,867
Financial Services                     4.2       10,084
Food, Beverage & Tobacco               3.9        9,304
Communication Services                 3.6        8,681
Semiconductors                         3.5        8,420
Automotive                             3.4        8,170
Insurance                              3.2        7,696
Electrical Services                    2.7        6,497
Apparel/Textiles                       2.2        5,202
Chemicals                              2.1        5,006
Building & Construction                2.0        4,772
Retail                                 1.9        4,652
Machinery                              1.9        4,560
Commercial Banks                       1.9        4,551
Computer Software                      1.9        4,546
Utilities                              1.7        4,151
Wholesale                              1.5        3,767
Services                               1.5        3,731
Real Estate                            1.3        3,242
Household Products                     1.3        3,063
Concrete & Mineral Products            1.2        2,867
Office Furniture & Fixtures            1.1        2,636
Gas/Natural Gas                        0.9        2,101
Glass Products                         0.8        1,934
Broadcasting                           0.8        1,780
Photographic Equipment & Supplies      0.7        1,760
Gambling                               0.6        1,523



                                     % OF         VALUE
SECTOR DIVERSIFICATION            NET ASSETS      (000)
----------------------------    -------------- ----------
Printing & Publishing                  0.6        1,443
Lumber & Wood Products                 0.6        1,406
Steel & Steel Works                    0.6        1,399
Beauty Products                        0.6        1,367
Miscellaneous Manufacturing            0.6        1,342
Investment Bankers/Broker Dealers      0.5        1,197
Autoparts                              0.5        1,168
Electric Products                      0.5        1,161
Telephone                              0.5        1,161
Aerospace & Defense                    0.5        1,111
Government Agencies                    0.4        1,089
Marine Transportation                  0.4          991
Mortgage Bankers & Brokers             0.4          935
Transportation                         0.3          728
Railroads                              0.3          721
Rubber & Plastic                       0.3          664
Medical & Medical Products             0.2          561
Specialty Construction                 0.2          508
Leasing Company                        0.2          411
                                     ------    --------
TOTAL FOREIGN COMMON STOCK            97.0%    $233,285
SHORT-TERM INVESTMENT                  4.4       10,443
EXCHANGE TRADED FUND                   0.6        1,507
RIGHTS                                  --            6
                                     ------    --------
TOTAL INVESTMENTS                    102.0      245,241
TOTAL OTHER ASSETS AND
   LIABILITIES                        (2.0)      (4,753)
                                     ------    --------
TOTAL NET ASSETS                     100.0%    $240,488
                                     ======    ========
                                                                              15

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
STI CLASSIC EQUITY FUNDS  NOVEMBER 30, 2003



INTERNATIONAL EQUITY INDEX FUND
--------------------------------------------------------------------------------

                                       SHARES     VALUE (000)
--------------------------------------------------------------------------------
FOREIGN COMMON STOCK (95.2%)
AUSTRALIA (2.6%)
   Alumina                             39,656      $    169
   Amcor                               26,805           160
   AMP                                 28,729           124
   Australia & New Zealand
     Banking Group                     38,885           473
   Australia & New Zealand
     Banking Group*                     7,070            86
   Australian Gas Light                19,509           151
   BHP Billiton                        99,299           810
   BlueScope Steel                     34,569           125
   Brambles Industries (D)             29,180            96
   Coca-Cola Amatil                    20,682            91
   Cochlear                             2,438            50
   Coles Myer                          34,610           186
   Commonwealth Bank
     of Australia                      28,979           579
   CSL                                  5,655            66
   CSR                                 43,122            54
   Foster's Group                      69,625           222
   General Property Trust              89,550           189
   Lend Lease Corp                     17,995           137
   Macquarie Bank                       8,055           198
   Mayne Group                         37,205            96
   Mirvac Group                        30,927            98
   National Australia Bank             38,601           808
   News Corp                           43,386           370
   QBE Insurance Group (D)             26,224           193
   Rinker Group                        33,351           141
   Rio Tinto                            8,917           226
   Santos                              26,756           125
   Southcorp                           29,055            58
   Stockland                           41,098           152
   Suncorp-Metway                      22,088           199
   TABCORP Holdings                    16,790           136
   Telstra Corp                        47,739           170
   Wesfarmers                          12,274           250
   Westfield Holdings                  15,189           159
   Westfield Trust                     96,972           241
   Westpac Banking                     40,768           451
   WMC Resources*                      36,559           129
   Woodside Petroleum                  17,862           178
   Woolworths                          24,347           200
                                                   --------
                                                      8,346
                                                   --------
AUSTRIA (1.3%)
   Boehler-Uddeholm                     3,106           201
   Erste Bank der
     Oesterreichischen Sparkassen       8,050           920
   Flughafen Wien                       6,213           264
   IMMOFINANZ
     Immobilien Anlagen*               44,811           337
   Mayr-Melnhof Karton                  1,584           170


--------------------------------------------------------------------------------

                                       SHARES      VALUE (000)
--------------------------------------------------------------------------------
AUSTRIA -- CONTINUED
   OMV                                  5,109      $    724
   Telekom Austria*                    70,043           813
   VA Technologie*                      3,892           108
   Verbund-- Oesterreichische
     Elektrizitaetswirtschaf            1,751           179
   Voestalpine                          6,163           243
   Wienerberger                        12,533           317
                                                   --------
                                                      4,276
                                                   --------
BELGIUM (1.6%)
   AGFA-Gevaert                        10,980           272
   Bekaert                              1,895           106
   Colruyt                              2,208           207
   D'ieteren (D)                          364            78
   Delhaize Group                       5,769           279
   Dexia (D)                           44,598           711
   Electrabel                           2,151           632
   Fortis                              72,287         1,335
   Groupe Bruxelles Lambert             5,399           269
   Interbrew                           11,567           286
   KBC Bancassurance Holding            6,582           288
   Solvay (D)                           5,076           393
   UCB                                  7,371           236
   Umicore (D)                          1,933           129
                                                   --------
                                                      5,221
                                                   --------
DENMARK (1.0%)
   AP Moller -- Maersk                      89           638
   Danisco                              4,359           179
   Danske Bank                         33,246           704
   Group 4 Falck                        6,336           125
   H Lundbeck                           5,500            87
   ISS                                  3,878           180
   Novo-Nordisk                        17,970           689
   Novozymes                            5,570           195
   TDC                                  9,200           308
   Vestas Wind Systems                  7,838           118
   William Demant Holding*              3,257           101
                                                   --------
                                                      3,324
                                                   --------
FINLAND (0.7%)
   Nokia                              101,250         1,824
   Stora Enso                          15,406           207
   Tietoenator                          3,169            88
   UPM-Kymmene                         11,700           217
                                                   --------
                                                      2,336
                                                   --------
FRANCE (9.2%)
   Accor                               10,296           432
   Air Liquide (Loyalty Shares)* (B)   1,526           245
   Air Liquide                          3,373           542
   Alcatel*                            56,168           733
   Alstom*                             15,531            32
   Aventis                             31,055         1,792

--------------------------------------------------------------------------------
                                                                     (UNAUDITED)


--------------------------------------------------------------------------------

                                       SHARES      VALUE (000)
--------------------------------------------------------------------------------
FRANCE -- CONTINUED
   AXA                                 64,136      $  1,232
   BNP Paribas                         37,053         2,088
   Bouygues                             9,868           306
   Cap Gemini*                          5,325           263
   Carrefour                           26,632         1,435
   Casino Guichard Perrachon (D)        2,045           190
   Cie de Saint-Gobain                 14,306           640
   Cie Generale D'Optique
     Essilor International              6,230           311
   Credit Agricole                     16,813           367
   Dassault Systemes                    2,475           110
   European Aeronautic
     Defense and Space                 14,396           314
   France Telecom*                     36,531           942
   Groupe Danone                        5,803           904
   L'Oreal                             15,820         1,174
   Lafarge (Loyalty Shares)* (B)          997            79
   Lafarge                              5,041           402
   Lagardere S.C.A.                     6,749           368
   LVMH Moet Hennessy
     Louis Vuitton (D)                 10,511           724
   Michelin (C.G.D.E.)                  7,093           281
   Pechiney                             3,675           211
   Pernod-Ricard                        3,191           339
   Peugeot                              9,444           444
   Pinault-Printemps-Redoute            3,137           308
   Publicis Groupe                      5,452           172
   Renault                              7,950           528
   Sanofi-Synthelabo                   17,020         1,153
   Schneider Electric                  10,045           619
   Societe BIC                          2,837           126
   Societe Generale                    14,997         1,201
   Societe Television Francaise 1       6,871           222
   Sodexho Alliance                     5,673           161
   Suez                                37,305           646
   Technip                              1,506           162
   Thales                               4,539           142
   Thomson                              9,442           200
   Total                               30,350         4,904
   Unibail                              3,491           310
   Valeo                                4,076           159
   Veolia Environnement                12,058           284
   Vinci                                3,579           286
   Vivendi Universal*                  42,674           980
   Wanadoo*                            21,048           162
                                                   --------
                                                     29,625
                                                   --------
GERMANY (14.4%)
   Adidas-Salomon                       5,115           528
   Allianz                             27,702         3,118
   Altana                               7,583           460
   BASF                                57,169         2,828
   Bayer                               67,440         1,822


--------------------------------------------------------------------------------

                                       SHARES      VALUE (000)
--------------------------------------------------------------------------------
GERMANY -- CONTINUED
   Bayerische Hypo-und
     Vereinsbank*                      34,515      $    811
   Beiersdorf                           2,855           320
   Celesio                              4,032           183
   Commerzbank                         44,479           861
   Continental                         14,509           506
   DaimlerChrysler                     89,182         3,397
   Deutsche Bank                       54,007         3,765
   Deutsche Boerse                     10,490           528
   Deutsche Lufthansa                  21,827           334
   Deutsche Post                       41,917           789
   Deutsche Telekom*                  217,224         3,606
   Douglas Holding                      6,189           172
   E.ON                                60,404         3,425
   Epcos*                               6,198           141
   Fresenius Medical Care               4,037           256
   HeidelbergCement*                    3,469           142
   Hypo Real Estate Holding*            8,629           184
   Infineon Technologies*              45,681           649
   KarstadtQuelle                       5,291           140
   Linde                                9,191           445
   MAN                                 12,486           339
   Merck KGaA                           6,208           244
   Metro                               15,524           665
   MLP*                                 6,418           121
   Muenchener
     Rueckversicherungs                15,248         1,733
   RWE                                 37,316         1,203
   SAP                                 21,281         3,270
   Schering                            17,547           883
   Siemens                             82,874         6,046
   ThyssenKrupp                        32,659           605
   TUI                                 15,725           293
   Volkswagen                          23,712         1,178
                                                   --------
                                                     45,990
                                                   --------
GREECE (1.0%)
   Alpha Bank A.E.                     20,600           543
   Coca Cola Hellenic Bottling         10,600           232
   Commercial Bank of Greece            8,200           173
   EFG Eurobank Ergasias               19,700           332
   Hellenic Petroleum                  17,200           140
   Hellenic Telecommunications
     Organization                      27,300           327
   Intracom                            14,300            92
   National Bank of Greece             23,430           529
   Piraeus Bank                        20,900           213
   Public Power                         8,700           197
   Titan Cement                         4,000           152
   Viohalco                            16,600            87
   Vodafone-Panafon                    23,800           176
                                                   --------
                                                      3,193
                                                   --------

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
STI CLASSIC EQUITY FUNDS  NOVEMBER 30, 2003


INTERNATIONAL EQUITY INDEX FUND--CONTINUED
--------------------------------------------------------------------------------

                                       SHARES     VALUE (000)
--------------------------------------------------------------------------------
HONG KONG (1.2%)
   Bank of East Asia                   84,800      $    266
   Cheung Kong Holdings                59,000           465
   CLP Holdings                        73,100           355
   Hang Seng Bank                      27,600           355
   Henderson Land Development          37,000           148
   Hong Kong & China Gas              160,237           240
   HongKong Electric Holdings          52,500           210
   Hutchison Whampoa                   76,080           556
   i-CABLE Communications               6,500             2
   Johnson Electric Holdings           69,500            93
   Li & Fung                           80,000           137
   PCCW*                               76,326            51
   Sun Hung Kai Properties             55,600           448
   Swire Pacific                       46,000           273
   Wharf Holdings                      65,000           162
                                                   --------
                                                      3,761
                                                   --------
IRELAND (0.8%)
   Allied Irish Banks                  60,965           901
   Bank of Ireland                     45,411           561
   CRH                                 30,014           561
   Elan Corp*                          18,773           101
   Irish Life & Permanent              14,393           203
   Kerry Group                          8,738           156
   Ryanair Holdings*                   14,383           110
                                                   --------
                                                      2,593
                                                   --------
ITALY (7.8%)
   Alleanza Assicurazioni              45,753           476
   Arnoldo Mondadori Editore           18,346           152
   Assicurazioni Generali              90,120         2,251
   Autogrill                           15,772           209
   Banca Fideuram (D)                  30,040           189
   Banca Intesa                       417,626         1,491
   Banca Monte dei Paschi di Siena     88,666           291
   Banca Nazionale del Lavoro*        149,724           351
   Banca Popolare di Milano SCRL       47,661           283
   Banco Popolare di
     Verona e Novara SCRL              38,347           632
   Benetton Group                       8,447           109
   Bulgari                             18,101           167
   Capitalia*                         116,135           367
   Enel                               196,987         1,259
   ENI-Ente Nazionale Idrocarburi     247,680         4,222
   Fiat*                               25,258           198
   FinecoGroup*                       171,496           135
   Finmeccanica                       605,647           465
   Italcementi                         11,705           144


--------------------------------------------------------------------------------

                                       SHARES      VALUE (000)
--------------------------------------------------------------------------------
ITALY -- CONTINUED
   Luxottica Group                     13,231      $    232
   Mediaset (D)                        60,812           690
   Mediobanca (D)                      46,681           490
   Mediolanum                          25,766           193
   Parmalat Finanziaria                46,288           127
   Pirelli                            147,924           141
   Rinascente*                         15,295            --
   Riunione Adriatica di Sicurta       30,291           488
   Sanpaolo IMI (D)                    94,032         1,209
   Seat Pagine Gialle*                366,379           355
   Snam Rete Gas                       91,702           361
   Telecom Italia* (D)              1,367,831         3,343
   Telecom Italia Media*              138,972            66
   TIM                                360,135         1,852
   Tiscali*                            19,365           157
   UniCredito Italiano                353,135         1,774
                                                   --------
                                                     24,869
                                                   --------
JAPAN (29.7%)
   77 Bank                             29,000           154
   Acom                                 4,930           199
   Advantest                            4,700           336
   Aeon                                15,500           501
   Aiful                                3,100           185
   Ajinomoto                           35,000           375
   Alps Electric                       12,000           170
   Amada                               21,000           103
   Asahi Breweries                     27,000           224
   Asahi Glass (D)                     49,000           361
   Asahi Kasei                         85,000           406
   Bank of Fukuoka (D)                 45,000           185
   Bank of Yokohama (D)                68,000           288
   Benesse                              5,900           129
   Bridgestone                         42,000           558
   Canon                               54,000         2,495
   Casio Computer (D)                  22,000           216
   Central Japan Railway                   53           423
   Chiba Bank                          47,000           191
   Chubu Electric Power                39,000           782
   Chugai Pharmaceutical               20,000           270
   Citizen Watch                       24,000           195
   COMSYS Holdings*                    13,000            67
   Credit Saison                        9,500           199
   CSK (D)                              5,400           181
   Dai Nippon Printing                 41,000           565
   Daido Life Insurance                    85           231
   Daiichi Pharmaceutical (D)          16,600           279
   Daikin Industries                   13,000           268
   Dainippon Ink and Chemicals         68,000           126
   Daito Trust Construction             7,100           200
   Daiwa House Industry                31,000           294
   Daiwa Securities Group              83,000           534

--------------------------------------------------------------------------------
                                                                     (UNAUDITED)


--------------------------------------------------------------------------------

                                       SHARES      VALUE (000)
--------------------------------------------------------------------------------
JAPAN -- CONTINUED
   Denki Kagaku Kogyo                  44,000      $    129
   Denso                               29,700           555
   East Japan Railway                     215           982
   Ebara                               25,000            97
   Eisai (D)                           15,000           380
   Fanuc                                7,800           459
   Fast Retailing                       3,900           230
   Fuji Photo Film                     30,000           849
   Fuji Television Network                 22           109
   Fujikura                            27,000           151
   Fujisawa Pharmaceutical             18,000           336
   Fujitsu*                           106,000           584
   Furukawa Electric (D)               42,000           140
   Gunma Bank                          26,000           112
   Hirose Electric                      2,500           292
   Hitachi                            182,000         1,072
   Honda Motor                         50,400         2,062
   Hoya                                 7,400           649
   Isetan                              15,500           161
   Ishikawajima-Harima
     Heavy Industries (D)              86,000           104
   Ito-Yokado                          23,000           764
   Itochu                              99,000           297
   Itochu Techno-Science                2,800            79
   Japan Airlines System*              50,000           128
   Japan Tobacco                           50           336
   JFE Holdings (D)                    30,575           716
   JGC                                 17,000           134
   Joyo Bank                           55,300           171
   JSR                                 15,000           325
   Kajima (D)                          58,000           185
   Kamigumi                            24,000           155
   Kaneka                              22,000           153
   Kansai Electric Power               40,500           678
   Kao (D)                             33,000           673
   Katokichi                            4,800            76
   Kawasaki Heavy Industries (D)      115,000           125
   Keihin Electric Express
     Railway (D)                       42,000           243
   Keio Electric Railway               42,000           215
   Keyence                              2,200           494
   Kikkoman                            17,000           113
   Kinden                              16,000            70
   Kinki Nippon Railway* (D)           90,250           253
   Kirin Brewery                       46,000           368
   Kokuyo                               8,300            89
   Komatsu                             68,000           387
   Konami                               6,900           177
   Konica Minolta Holdings             23,000           272
   Kubota                              71,000           259
   Kuraray                             29,000           216
   Kurita Water Industries (D)         10,600           118
   Kyocera                             10,900           664


--------------------------------------------------------------------------------

                                       SHARES      VALUE (000)
--------------------------------------------------------------------------------
JAPAN -- CONTINUED
   Kyowa Hakko Kogyo                   26,000      $    147
   Kyushu Electric Power               25,200           415
   Lawson                               4,800           174
   Mabuchi Motor (D)                    2,300           166
   Makita                              13,000           119
   Marubeni                           129,000           212
   Marui                               22,700           279
   Matsushita Electric Industrial     132,880         1,712
   Matsushita Electric Works           27,000           195
   Meiji Seika Kaisha (D)              32,000           119
   Meitec                               3,900           137
   Millea Holdings                         89           959
   Minebea                             27,000           138
   Mitsubishi                          67,000           615
   Mitsubishi Chemical                114,000           260
   Mitsubishi Electric                115,000           454
   Mitsubishi Estate (D)               64,000           572
   Mitsubishi Heavy Industries        188,000           501
   Mitsubishi Logistics                12,000            94
   Mitsubishi Materials* (D)           67,000            97
   Mitsubishi Rayon                    47,000           166
   Mitsubishi Tokyo
     Financial Group                      247         1,845
   Mitsui (D)                          79,000           532
   Mitsui Chemicals                    44,000           235
   Mitsui Fudosan* (D)                 48,000           419
   Mitsui Mining & Smelting            43,000           159
   Mitsui OSK Lines                    71,000           288
   Mitsui Sumitomo Insurance           82,340           614
   Mitsukoshi* (D)                     37,000           136
   Mizuho Financial Group*                365           953
   Murata Manufacturing                15,300           865
   NEC                                 90,000           652
   NGK Insulators                      21,000           135
   NGK Spark Plug                      14,000           115
   Nidec (D)                            2,700           268
   Nikko Cordial                       92,000           465
   Nikon*                              20,000           250
   Nintendo                             6,400           553
   Nippon Express                      60,000           260
   Nippon Meat Packers                 13,000           126
   Nippon Mining Holdings*             47,000           148
   Nippon Oil                          90,000           445
   Nippon Sheet Glass                  31,000            80
   Nippon Steel                       330,000           633
   Nippon Telegraph & Telephone           337         1,615
   Nippon Unipac Holding                   55           265
   Nippon Yusen Kabushiki Kaisha       72,000           282
   Nissan Motor (D)                   162,400         1,857
   Nisshin Seifun Group                17,000           137
   Nissin Food Products                 6,700           159
   Nitto Denko                          9,300           470
   Nomura Holdings                    115,000         1,827

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
STI CLASSIC EQUITY FUNDS  NOVEMBER 30, 2003


INTERNATIONAL EQUITY INDEX FUND--CONTINUED
--------------------------------------------------------------------------------

                                       SHARES      VALUE (000)
--------------------------------------------------------------------------------
JAPAN -- CONTINUED
   NSK (D)                             37,000      $    129
   NTT Data                                87           319
   NTT DoCoMo                           1,128         2,431
   Obayashi (D)                        47,000           180
   OJI Paper                           50,000           292
   Olympus                             16,000           343
   Omron                               17,000           323
   Onward Kashiyama                    13,000           143
   Oracle Corp Japan (D)                2,600           129
   Oriental Land                        3,800           207
   ORIX                                 5,420           397
   Osaka Gas (D)                      136,000           356
   Pioneer (D)                         12,000           307
   Promise                              6,150           262
   Resona Holdings*                   314,000           393
   Ricoh                               41,000           748
   Rohm                                 7,000           819
   Sankyo                              24,200           436
   Sanyo Electric                     101,000           452
   Sapporo Holdings (D)                30,000            72
   Secom                               12,500           454
   Sega*                                8,700            80
   Sekisui Chemical                    39,000           173
   Sekisui House                       32,000           302
   Seven-Eleven Japan                  27,000           781
   Sharp                               60,000           898
   Shimamura                            1,600            99
   Shimano                              8,400           163
   Shimizu                             42,000           145
   Shin-Etsu Chemical                  23,000           848
   Shionogi                            21,000           347
   Shiseido (D)                        25,000           281
   Shizuoka Bank                       38,000           266
   Showa Denko*                        84,000           176
   Showa Shell Sekiyu                  13,700           105
   Skylark (D)                          7,700           115
   SMC                                  3,400           405
   Softbank (D)                        14,100           534
   Sompo Japan Insurance               49,000           364
   Sony                                56,800         1,971
   Stanley Electric                    13,000           247
   Sumitomo                            52,000           323
   Sumitomo Chemical                   80,000           286
   Sumitomo Electric Industries        39,000           319
   Sumitomo Metal Industries          256,000           220
   Sumitomo Metal Mining               37,000           234
   Sumitomo Mitsui
     Financial Group*                     236         1,153
   Sumitomo Realty &
     Development                       29,000           226
   Sumitomo Trust & Banking            66,000           354
   Taiheiyo Cement (D)                 59,000           134


--------------------------------------------------------------------------------

                                       SHARES      VALUE (000)
--------------------------------------------------------------------------------
JAPAN -- CONTINUED
   Taisei                              63,000      $    204
   Taisho Pharmaceutical (D)           12,000           209
   Taiyo Yuden                         10,000           117
   Takara Holdings (D)                 17,000           137
   Takashimaya (D)                     25,000           172
   Takeda Chemical Industries          53,700         2,059
   Takefuji (D)                         4,510           243
   TDK (D)                              7,700           501
   Teijin                              60,000           163
   Teikoku Oil                         23,000           102
   Terumo                              12,500           224
   THK (D)                              8,400           169
   Tobu Railway                        70,000           238
   Toho                                15,400           177
   Tohoku Electric Power               27,300           434
   Tokyo Broadcasting System            4,200            65
   Tokyo Electric Power                72,000         1,492
   Tokyo Electron                      10,000           708
   Tokyo Gas                          165,000           565
   Tokyu                               74,000           344
   TonenGeneral Sekiyu                 23,000           187
   Toppan Printing                     40,000           367
   Toray Industries (D)                89,000           346
   Toshiba                            176,000           649
   Tosoh                               46,000           123
   Tostem Inax Holding                 16,512           290
   Toto                                25,700           199
   Toyo Seikan Kaisha (D)              12,300           141
   Toyobo                              64,000           125
   Toyota Industries                   10,000           188
   Toyota Motor                       174,200         5,233
   Trend Micro*                         7,000           177
   Ube Industries                      73,000           140
   UFJ Holdings* (D)                      231           987
   Uni-Charm (D)                        3,500           167
   UNY (D)                             13,000           127
   Wacoal                              10,000            79
   West Japan Railway                      73           277
   World                                3,750           111
   Yakult Honsha                        9,000           123
   Yamada Denki                         6,700           199
   Yamaha                              12,900           231
   Yamaichi Securities*                15,000            --
   Yamanouchi Pharmaceutical           20,200           581
   Yamato Transport                    27,000           318
   Yamazaki Baking (D)                 14,000           107
   Yokogawa Electric (D)               21,000           274
                                                   --------
                                                     95,205
                                                   --------
LUXEMBOURG (0.1%)
   Arcelor                             16,122           261
                                                   --------
20

--------------------------------------------------------------------------------
                                                                     (UNAUDITED)


--------------------------------------------------------------------------------

                                       SHARES      VALUE (000)
--------------------------------------------------------------------------------
NETHERLANDS (2.8%)
   ABN AMRO Holding                    41,598      $    916
   Aegon                               34,928           466
   Akzo Nobel                           7,733           268
   ASML Holding*                       13,151           248
   Heineken                             5,600           209
   ING Groep                           45,093           966
   Koninklijke Ahold*                  23,207           167
   Koninklijke Philips Electronics     35,372         1,005
   Qiagen*                             16,294           188
   Reed Elsevier                       21,098           256
   Royal Dutch Petroleum               54,342         2,441
   Royal KPN*                          46,986           368
   TPG                                 10,822           234
   Unilever                            14,882           893
   VNU                                  7,670           239
   Wolters Kluwer                      10,237           155
                                                   --------
                                                      9,019
                                                   --------
NEW ZEALAND (0.4%)
   Auckland International Airport      37,428           159
   Carter Holt Harvey                  82,300            93
   Contact Energy                      38,226           133
   Fisher & Paykel Healthcare          11,033            86
   Fletcher Building                   54,884           141
   Sky City Entertainment Group        65,152           190
   Telecom Corp of New Zealand        126,022           419
   Warehouse Group                     18,390            62
                                                   --------
                                                      1,283
                                                   --------
NORWAY (1.4%)
   DnB Holding                         63,000           380
   Gjensidige NOR                       8,700           379
   Norsk Hydro                         21,140         1,210
   Norske Skogindustrier               15,750           302
   Orkla                               33,350           741
   Statoil                             60,000           598
   Storebrand*                         26,400           161
   Tandberg*                           20,894           152
   Telenor (D)                         66,400           400
   Tomra Systems                       27,150           154
                                                   --------
                                                      4,477
                                                   --------
PORTUGAL (0.9%)
   Banco BPI                           69,684           220
   Banco Comercial Portugues          195,723           401
   Banco Espirito Santo                14,323           212
   Brisa-Auto Estradas de Portugal     47,087           299
   Cimpor Cimentos de Portugal         27,659           133
   Electricidade de Portugal          218,837           546
   Portugal Telecom SGPS              103,899           978
   Sonae SGPS*                        193,715           162
                                                   --------
                                                      2,951
                                                   --------


--------------------------------------------------------------------------------

                                       SHARES      VALUE (000)
--------------------------------------------------------------------------------
SINGAPORE (0.6%)
   City Developments                   28,000      $     97
   DBS Group Holdings                  41,467           337
   Oversea-Chinese Banking             39,350           272
   Singapore Airlines                  27,000           189
   Singapore Press Holdings            23,000           260
   Singapore Telecommunications       228,000           237
   United Overseas Bank                47,000           352
                                                   --------
                                                      1,744
                                                   --------
SPAIN (4.3%)
   Abertis Infraestructuras            13,971           196
   Acerinox (D)                         4,030           186
   ACS Actividades Cons y Serv          3,846           166
   Altadis                             18,023           481
   Antena 3 Television*                   916            38
   Banco Bilbao Vizcaya
     Argentaria                       172,010         2,062
   Banco Popular Espanol                9,251           485
   Banco Santander
     Central Hispano                  241,015         2,505
   Endesa                              53,095           872
   Fomento de Construcciones
     Y Contratas                        4,531           155
   Gas Natural SDG                     12,856           265
   Grupo Dragados                       9,205           192
   Iberdrola                           44,882           774
   Inditex                             12,752           283
   Repsol                              55,392           967
   Sacyr Vallehermoso                   9,342           132
   Sociedad General de
     Aguas de Barcelona                 5,682            81
   Telefonica                         271,014         3,509
   Union Fenosa                        13,060           214
   Zeltia (D)                          11,877            77
                                                   --------
                                                     13,640
                                                   --------
SWEDEN (1.7%)
   Assa Abloy                          12,000           137
   Atlas Copco                          5,600           200
   Electrolux                          13,500           284
   Gambro                              11,600            96
   Hennes & Mauritz                    18,500           432
   Nordea                              87,000           576
   Sandvik                              9,400           299
   Securitas                           13,400           163
   Skandia Forsakrings                 40,900           138
   Skandinaviska Enskilda Banken       21,400           279
   Skanska                             19,600           162
   SKF                                  4,700           172
   Svenska Cellulosa                    6,700           258
   Svenska Handelsbanken               19,800           366
   Swedish Match                       15,100           136
   Tele2*                               4,950           252

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
STI CLASSIC EQUITY FUNDS  NOVEMBER 30, 2003



INTERNATIONAL EQUITY INDEX FUND--CONTINUED
--------------------------------------------------------------------------------

                                       SHARES      VALUE (000)
--------------------------------------------------------------------------------
SWEDEN -- CONTINUED
   Telefonaktiebolaget LM Ericsson*   548,800      $    886
   TeliaSonera                         64,000           285
   Volvo                                9,650           279
                                                   --------
                                                      5,400
                                                   --------
SWITZERLAND (1.9%)
   ABB*                                13,332            65
   Adecco                               2,073           129
   Compagnie Financiere
     Richemont                          7,410           183
   Credit Suisse Group                 13,693           454
   Holcim                               2,050            89
   Nestle                               4,251           988
   Novartis                            26,557         1,122
   Roche Holding                        8,329           774
   STMicroelectronics                  27,513           761
   Swiss Reinsurance                    3,356           208
   Swisscom                               375           113
   Syngenta                             2,152           132
   UBS                                 13,909           896
   Zurich Financial Services*           1,390           179
                                                   --------
                                                      6,093
                                                   --------
UNITED KINGDOM (9.8%)
   3i Group                            15,165           159
   Amersham                            17,289           224
   Amvescap                            14,613           104
   ARM Holdings*                       33,243            69
   AstraZeneca                         31,288         1,420
   Aviva                               40,880           325
   AWG*                               536,112             1
   BAA                                 24,465           199
   BAE Systems                         56,559           169
   Barclays                           116,259         1,025
   BG Group                            72,549           342
   BHP Billiton                        48,542           364
   BOC Group                           12,833           179
   Boots Group                         19,447           238
   BP                                 397,545         2,774
   Brambles Industries                 23,351            70
   British American Tobacco            32,229           404
   British Land                        15,639           149
   British Sky Broadcasting*           25,359           294
   BT Group                           155,439           464
   Cable & Wireless                    47,663           109
   Cadbury Schweppes                   37,819           241
   Canary Wharf Group*                 15,185            63
   Capita Group                        20,590            89
   Carnival                             4,408           155
   Celltech Group*                      8,578            52
   Centrica                            84,326           274
   Compass Group                       50,303           302


--------------------------------------------------------------------------------

                                       SHARES      VALUE (000)
--------------------------------------------------------------------------------
UNITED KINGDOM -- CONTINUED
   Diageo                              57,434      $    716
   Dixons Group                        44,529           105
   Electrocomponents                   14,159            83
   EMI Group                           25,656            75
   Exel                                 9,691           127
   GKN                                 23,726           109
   GlaxoSmithKline                    106,794         2,408
   Granada                             73,580           156
   GUS                                 21,884           285
   Hanson                              17,664           123
   Hays                                50,670           111
   HBOS                                71,559           898
   Hilton Group                        47,861           174
   HSBC Holdings                      188,024         2,849
   Imperial Chemical Industries        28,556            95
   Imperial Tobacco Group              15,815           290
   Intercontinental Hotels Group       20,714           191
   International Power*                32,977            64
   Invensys                           113,861            39
   J Sainsbury                         30,952           160
   Johnson Matthey                      6,178           107
   Kingfisher                          47,713           226
   Land Securities Group               13,594           224
   Legal & General Group              115,823           198
   Lloyds TSB Group                    92,980           657
   LogicaCMG                           18,962            89
   Marks & Spencer Group               45,537           210
   Mitchells & Butlers                 23,893            96
   National Grid Transco               57,305           387
   Pearson                             19,169           214
   Peninsular and Oriental
     Steam Navigation                  22,197            94
   Provident Financial                  8,271            87
   Prudential                          36,170           278
   Reckitt Benckiser                   12,173           266
   Reed Elsevier                       28,391           234
   Rentokil Initial                    44,742           168
   Reuters Group                       30,832           130
   Rio Tinto                           19,871           475
   Royal & Sun Alliance
     Insurance Group                   29,279            43
   Royal Bank of Scotland Group        49,121         1,371
   Sage Group                          33,922           106
   Scottish & Newcastle                19,193           121
   Scottish & Southern Energy          19,847           223
   Scottish Power                      40,884           253
   Shell Transport & Trading          170,524         1,079
   Smith & Nephew                      23,240           178
   Smiths Group                        15,319           175
   Tesco                              133,047           569
   Unilever                            51,928           451
   United Utilities                    17,847           152
   United Utilities, Cl A*              9,915            51

--------------------------------------------------------------------------------
                                                                     (UNAUDITED)


--------------------------------------------------------------------------------

                                       SHARES      VALUE (000)
--------------------------------------------------------------------------------
UNITED KINGDOM -- CONTINUED
   Vodafone Group                   1,231,501      $  2,827
   Wolseley                            15,140           194
   WPP Group                           23,967           230
                                                   --------
                                                     31,479
                                                   --------
Total Foreign Common Stock
     (Cost $294,610)                                305,086
                                                   --------
FOREIGN PREFERRED STOCK (0.6%)
AUSTRALIA (0.1%)
   News Corp                           61,236           431
                                                   --------
GERMANY (0.5%)
   Henkel KGaA                          6,278           466
   Porsche                                929           480
   ProSieben SAT.1 Media               12,064           198
   Volkswagen                          11,680           384
                                                   --------
                                                      1,528
                                                   --------
Total Foreign Preferred Stock
     (Cost $1,871)                                    1,959
                                                   --------
RIGHTS (0.0%)
AUSTRALIA (0.0%)
   Amp                                 28,729             2
                                                   --------
BELGIUM (0.0%)
   Umicore                              1,933            --
                                                   --------
FRANCE (0.0%)
   Alstom                              15,531             8
   Credit Agricole                          1            --
                                                   --------
                                                          8
                                                   --------
NETHERLANDS (0.0%)
   Koninklijke Ahold Nv                23,207            22
                                                   --------
SPAIN (0.0%)
   Aguas De Barcelona                   5,682             1
                                                   --------
SWITZERLAND (0.0%)
   ABB                                 13,332            16
                                                   --------
Total Rights
     (Cost $109)                                         49
                                                   --------
WARRANTS (0.0%)
FRANCE (0.0%)
   Alstom, Expires 01/09/04*           15,531             6
                                                   --------
Total Warrants
     (Cost $37)                                           6
                                                   --------
EXCHANGE TRADED FUNDS (2.4%)
   iShares MSCI EAFE
     Index Fund (D)                    44,551         5,691
   iShares MSCI Japan
     Index Fund (D)                   223,000         1,998
                                                   --------
Total Exchange Traded Funds
     (Cost $5,880)                                    7,689
                                                   --------


--------------------------------------------------------------------------------

                                       SHARES      VALUE (000)
--------------------------------------------------------------------------------
SHORT-TERM INVESTMENT (8.3%)
   Boston Global Investment Trust --
     Enhanced Portfolio (A)        26,714,990      $ 26,715
                                                   --------
Total Short-Term Investment
     (Cost $26,715)                                  26,715
                                                   --------
Total Investments (106.5%)
   (Cost $329,222)                                  341,504
                                                   --------
OTHER ASSETS AND LIABILITIES (-6.5%)
Payable upon Return of Securities Loaned            (26,715)
Investment Advisory Fees Payable                       (211)
Administration Fees Payable                             (18)
Distribution Fees Payable                                (7)
Custodian Fees Payable                                  (69)
Other Assets and Liabilities, Net                     6,041
                                                   --------
TOTAL OTHER ASSETS AND LIABILITIES                  (20,979)
                                                   --------
NET ASSETS:
Paid in Capital -- T Shares
    (unlimited  authorization -- no par value)
    based on 29,437,338 outstanding shares
    of beneficial interest                          363,339
Paid in Capital -- A Shares
    (unlimited  authorization -- no par value)
    based on 1,491,121 outstanding shares
    of beneficial interest                           10,769
Paid in Capital -- L Shares
    (unlimited  authorization -- no par value)
    based on 448,098 outstanding shares
    of beneficial interest                            6,002
Undistributed net investment income                   3,249
Accumulated net realized loss on investments        (75,394)
Net unrealized appreciation on investments           12,282
Net unrealized appreciation on forward foreign
   currency contracts, foreign currencies and
   translation of other assets and liabilities
   denominated in foreign currencies                    278
                                                   --------
Total Net Assets (100.0%)                          $320,525
                                                   ========
Net Asset Value, Offering and Redemption
   Price Per Share -- T Shares
   ($301,119,235 / 29,437,338 shares)                $10.23
                                                   ========
Net Asset Value and Redemption
   Price Per Share -- A Shares
   ($15,003,985 / 1,491,121 shares)                  $10.06
                                                   ========
Maximum Offering Price Per Share --
   A Shares ($10.06 / 96.25%)                        $10.45
                                                   ========
Net Asset Value and Offering
   Price Per Share -- L Shares (1)
   ($4,401,843 / 448,098 shares)                      $9.82
                                                   ========


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
      FOR DESCRIPTIONS OF ABBREVIATIONS AND FOOTNOTES, PLEASE SEE PAGE 48.

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
STI CLASSIC EQUITY FUNDS  NOVEMBER 30, 2003


INTERNATIONAL EQUITY INDEX FUND--CONCLUDED At November 30, 2003, sector diversification of the Fund was as follows:

                                     % OF         VALUE
SECTOR DIVERSIFICATION            NET ASSETS      (000)
----------------------            ----------   --------
FOREIGN COMMON STOCK
Banks                                 12.1%    $ 38,747
Telephones & Telecommunications        7.0       22,280
Energy                                 6.3       20,198
Automotive                             4.9       15,639
Drugs                                  4.3       13,837
Semiconductors                         4.2       13,372
Electrical Services                    4.1       13,025
Insurance                              3.9       12,406
Communication Services                 3.5       11,234
Chemicals                              3.3       10,716
Food, Beverage & Tobacco               3.3       10,601
Financial Services                     3.2       10,133
Machinery                              2.7        8,643
Retail                                 2.6        8,428
Real Estate                            1.8        5,712
Services                               1.8        5,650
Commercial Banks                       1.6        5,233
Computer Software                      1.5        4,671
Beauty Products                        1.2        3,908
Photographic Equipment & Supplies      1.2        3,866
Building & Construction                1.2        3,797
Printing & Publishing                  1.0        3,183
Wholesale                              1.0        3,165
Transportation                         1.0        3,059
Investment Bankers/Broker Dealers      0.8        2,713
Steel & Steel Works                    0.8        2,673
Utilities                              0.8        2,598
Railroads                              0.8        2,517
Metals & Mining                        0.8        2,413
Medical & Medical Products             0.7        2,378
Gas/Natural Gas                        0.7        2,212
Rubber & Plastic                       0.6        2,031
Apparel/Textiles                       0.6        2,023
Paper & Packaging                      0.6        2,022
Glass Products                         0.6        1,937
Government Agencies                    0.6        1,845
Life/Health Insurance                  0.5        1,738
Miscellaneous Manufacturing            0.5        1,654
Aerospace & Defense                    0.5        1,649
Autoparts                              0.5        1,601
Concrete & Mineral Products            0.5        1,572
Marine Transportation                  0.5        1,457
Broadcasting                           0.4        1,362
Consumer Products                      0.4        1,355
Entertainment                          0.4        1,314
Electrical Technology                  0.4        1,158
Hotels & Lodging                       0.4        1,132
Petroleum & Fuel Products              0.3        1,066
Office Furniture & Fixtures            0.3          963


                                     % OF         VALUE
SECTOR DIVERSIFICATION            NET ASSETS      (000)
----------------------            ----------   --------
Professional Services                  0.3%    $    820
Building & Construction Supplies       0.3          819
Metals                                 0.2          789
Telephone                              0.2          778
Household Products                     0.2          647
Transportation Equipment               0.2          644
Mortgage Bankers & Brokers             0.2          561
Specialty Construction                 0.2          527
Multi Family Real Estate               0.2          486
Leasing Company                        0.1          397
Petroleum Refining                     0.1          326
Electric Products                      0.1          312
Personal Credit Institutions           0.1          286
Lumber & Wood Products                 0.1          141
Testing Laboratories                    --          188
Educational Services                    --          129
Motorcycles, Bicycles & Parts           --          125
Restaurants                             --          115
Containers-Paper & Plastics             --          107
Cable                                   --            2
                                     ------    --------
TOTAL FOREIGN COMMON STOCK            95.2      305,086
SHORT-TERM INVESTMENT                  8.3       26,715
EXCHANGE TRADED FUNDS                  2.4        7,689
FOREIGN PREFERRED STOCK                0.6        1,959
RIGHTS                                  --           49
WARRANTS                                --            6
                                     ------    --------
TOTAL INVESTMENTS                    106.5      341,504
TOTAL OTHER ASSETS AND
   LIABILITIES                        (6.5)     (20,979)
                                     ------    --------
TOTAL NET ASSETS                     100.0%    $320,525
                                     ======    ========

--------------------------------------------------------------------------------
                                                                     (UNAUDITED)


LIFE VISION AGGRESSIVE GROWTH FUND
--------------------------------------------------------------------------------

                                       SHARES      VALUE (000)
--------------------------------------------------------------------------------
EQUITY FUNDS (96.0%)
   STI Classic Capital Appreciation
     Fund, T Shares                 1,072,136       $12,598
   STI Classic Growth and Income
     Fund, T Shares                   568,254         7,722
   STI Classic International Equity
     Index Fund, T Shares             634,184         6,488
   STI Classic Mid-Cap Equity
     Fund, T Shares                   194,016         1,936
   STI Classic Small Cap Growth
     Stock Fund, T Shares              99,216         1,919
   STI Classic Small Cap Value
     Equity Fund, T Shares            117,504         1,981
   STI Classic Value Income
     Stock Fund, T Shares             399,491         4,215
                                                    -------
Total Equity Funds
     (Cost $35,170)                                  36,859
                                                    -------
MONEY MARKET FUND (3.9%)
   STI Classic Prime Quality
     Money Market Fund,
     T Shares                       1,493,086         1,493
                                                    -------
Total Money Market Fund
     (Cost $1,493)                                    1,493
                                                    -------
Total Investments (99.9%)
   (Cost $36,663)                                    38,352
                                                    -------
OTHER ASSETS AND LIABILITIES (0.1%)
Investment Advisory Fees Payable                         (3)
Administration Fees Payable                              (2)
Other Assets and Liabilities, Net                        43
                                                    -------
TOTAL OTHER ASSETS AND LIABILITIES                       38
                                                    -------

--------------------------------------------------------------------------------

                                                   VALUE (000)
--------------------------------------------------------------------------------
NET ASSETS:
Paid in Capital -- T Shares
   (unlimited  authorization -- no par value)
   based on 3,659,078 outstanding shares
   of beneficial interest                           $36,339
Paid in Capital -- A Shares
   (unlimited  authorization -- no par value)
   based on 2,115 outstanding shares
   of beneficial interest                                20
Paid in Capital -- B Shares
   (unlimited  authorization -- no par value)
   based on 334,509 outstanding shares
   of beneficial interest                             2,881
Distribution in excess of net investment income          (7)
Accumulated net realized loss on investments         (2,532)
Net unrealized appreciation on investments            1,689
                                                    -------
Total Net Assets (100.0%)                           $38,390
                                                    =======
Net Asset Value, Offering and Redemption
   Price Per Share -- T Shares
   ($35,169,374 / 3,659,078 shares)                   $9.61
                                                    =======
Net Asset Value and Redemption
   Price Per Share -- A Shares
   ($20,322 / 2,115 shares)                           $9.61
                                                    =======
Maximum Offering Price Per Share --
   A Shares ($9.61 / 96.25%)                          $9.98
                                                    =======
Net Asset Value and Offering
   Price Per Share -- B Shares (1)
   ($3,200,388 / 334,509 shares)                      $9.57
                                                    =======

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
      FOR DESCRIPTIONS OF ABBREVIATIONS AND FOOTNOTES, PLEASE SEE PAGE 48.

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
STI CLASSIC EQUITY FUNDS  NOVEMBER 30, 2003


LIFE VISION CONSERVATIVE FUND
--------------------------------------------------------------------------------

                                       SHARES      VALUE (000)
--------------------------------------------------------------------------------
EQUITY FUNDS (25.0%)
   STI Classic Capital Appreciation
     Fund, T Shares                    17,325        $  203
   STI Classic Growth and Income
     Fund, T Shares                    15,135           206
   STI Classic International Equity
     Index Fund, T Shares              19,898           203
   STI Classic Mid-Cap Equity
     Fund, T Shares                     8,281            83
   STI Classic Small Cap Growth
     Stock Fund, T Shares               8,476           164
   STI Classic Small Cap Value
     Equity Fund, T Shares             10,003           169
                                                     ------
Total Equity Funds
     (Cost $896)                                      1,028
                                                     ------
FIXED INCOME FUNDS (70.7%)
   STI Classic High Income
     Fund, T Shares                    27,351           206
   STI Classic Investment Grade
     Bond Fund, T Shares               38,336           403
   STI Classic Limited-Term
     Federal Mortgage Securities
     Fund, T Shares                   195,853         2,013
   STI Classic U.S. Government
     Securities Fund, T Shares         26,765           282
                                                     ------
Total Fixed Income Funds
     (Cost $2,928)                                    2,904
                                                     ------
MONEY MARKET FUND (3.0%)
   STI Classic Prime Quality
     Money Market Fund, T Shares      120,982           121
                                                     ------
Total Money Market Fund
     (Cost $121)                                        121
                                                     ------
Total Investments (98.7%)
   (Cost $3,945)                                      4,053
                                                     ------


--------------------------------------------------------------------------------

                                                   VALUE (000)
--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES (1.3%)
Distribution Fees Payable                              $ (1)
Other Assets and Liabilities, Net                        54
                                                     ------
TOTAL OTHER ASSETS AND LIABILITIES                       53
                                                     ------
NET ASSETS:
Paid in Capital -- T Shares
   (unlimited  authorization -- no par value)
   based on 950 outstanding shares
   of beneficial interest                                10
Paid in Capital -- A Shares
   (unlimited  authorization -- no par value)
   based on 512 outstanding shares
   of beneficial interest                                 5
Paid in Capital -- B Shares
   (unlimited  authorization -- no par value)
   based on 379,508 outstanding shares
   of beneficial interest                             3,968
Undistributed net investment income                      10
Accumulated net realized gain on investments              5
Net unrealized appreciation on investments              108
                                                     ------
Total Net Assets (100.0%)                            $4,106
                                                     ======
Net Asset Value, Offering and Redemption
   Price Per Share -- T Shares
   ($10,245 / 950 shares)                            $10.78
                                                     ======
Net Asset Value and Redemption
   Price Per Share -- A Shares
   ($5,521 / 512 shares)                             $10.78
                                                     ======
Maximum Offering Price Per Share --
   A Shares ($10.78 / 96.25%)                        $11.20
                                                     ======
Net Asset Value and Offering
   Price Per Share --  B Shares (1)
   ($4,090,158 / 379,508 shares)                     $10.78
                                                     ======

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
      FOR DESCRIPTIONS OF ABBREVIATIONS AND FOOTNOTES, PLEASE SEE PAGE 48.

--------------------------------------------------------------------------------
                                                                     (UNAUDITED)


LIFE VISION GROWTH AND INCOME FUND
--------------------------------------------------------------------------------

                                       SHARES      VALUE (000)
--------------------------------------------------------------------------------
EQUITY FUNDS (70.0%)
   STI Classic Capital Appreciation
     Fund, T Shares                 1,237,613       $14,542
   STI Classic Growth and Income
     Fund, T Shares                   901,110        12,246
   STI Classic International Equity
     Index Fund, T Shares           1,103,330        11,287
   STI Classic Mid-Cap Equity
     Fund, T Shares                   410,200         4,094
   STI Classic Small Cap Growth
     Stock Fund, T Shares             166,776         3,226
   STI Classic Small Cap Value
     Equity Fund, T Shares            199,074         3,356
   STI Classic Value Income Stock
     Fund, T Shares                   767,606         8,098
                                                    -------
Total Equity Funds
     (Cost $51,378)                                  56,849
                                                    -------
FIXED INCOME FUNDS (26.7%)
   STI Classic High Income
     Fund, T Shares                   542,898         4,077
   STI Classic Investment Grade
     Bond Fund, T Shares              608,103         6,391
   STI Classic Limited-Term
     Federal Mortgage Securities
     Fund, T Shares                   699,124         7,187
   STI Classic U.S. Government
     Securities Fund, T Shares        379,082         3,992
                                                    -------
Total Fixed Income Funds
     (Cost $21,018)                                  21,647
                                                    -------
MONEY MARKET FUND (3.4%)
   STI Classic Prime Quality Money
     Market Fund, T Shares          2,743,915         2,744
                                                    -------
Total Money Market Fund
     (Cost $2,744)                                    2,744
                                                    -------
Total Investments (100.1%)
   (Cost $75,140)                                    81,240
                                                    -------
OTHER ASSETS AND LIABILITIES (-0.1%)
Investment Advisory Fees Payable                         (9)
Administration Fees Payable                              (5)
Distribution Fees Payable                                (3)
Other Assets and Liabilities                            (48)
                                                    -------
TOTAL OTHER ASSETS AND LIABILITIES                      (65)
                                                    -------

--------------------------------------------------------------------------------

                                                   VALUE (000)
--------------------------------------------------------------------------------
NET ASSETS:
Paid in Capital -- T Shares
   (unlimited  authorization -- no par value)
   based on 7,099,564 outstanding shares
   of beneficial interest                           $73,501
Paid in Capital -- A Shares
   (unlimited  authorization -- no par value)
   based on 20,413 outstanding shares
   of beneficial interest                               209
Paid in Capital -- B Shares
   (unlimited  authorization -- no par value)
   based on 769,644 outstanding shares
   of beneficial interest                             7,316
Undistributed net investment income                     114
Accumulated net realized loss on investments         (6,065)
Net unrealized appreciation on investments            6,100
                                                    -------
Total Net Assets (100.0%)                           $81,175
                                                    =======
Net Asset Value, Offering and Redemption
   Price Per Share -- T Shares
   ($73,054,669 / 7,099,564 shares)                  $10.29
                                                    =======
Net Asset Value and Redemption
   Price Per Share -- A Shares
   ($209,976 / 20,413 shares)                        $10.29
                                                    =======
Maximum Offering Price Per Share --
   A Shares ($10.29 / 96.25%)                        $10.69
                                                    =======
Net Asset Value and Offering
   Price Per Share -- B Shares (1)
   ($7,910,194 / 769,644 shares)                     $10.28
                                                    =======

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
      FOR DESCRIPTIONS OF ABBREVIATIONS AND FOOTNOTES, PLEASE SEE PAGE 48.

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
STI CLASSIC EQUITY FUNDS  NOVEMBER 30, 2003



LIFE VISION MODERATE GROWTH FUND
--------------------------------------------------------------------------------

                                       SHARES      VALUE (000)
--------------------------------------------------------------------------------
EQUITY FUNDS (56.0%)
   STI Classic Capital Appreciation
     Fund, T Shares                 1,449,747      $ 17,034
   STI Classic Growth and Income
     Fund, T Shares                   815,055        11,077
   STI Classic International Equity
     Index Fund, T Shares           1,545,357        15,809
   STI Classic Mid-Cap Equity
     Fund, T Shares                   618,699         6,175
   STI Classic Small Cap Growth
     Stock Fund, T Shares             379,449         7,338
   STI Classic Small Cap Value
     Equity Fund, T Shares            374,994         6,322
   STI Classic Value Income Stock
     Fund, T Shares                   347,469         3,666
                                                   --------
Total Equity Funds
     (Cost $58,307)                                  67,421
                                                   --------
FIXED INCOME FUNDS (42.2%)
   STI Classic High Income Fund,
     T Shares                         819,052         6,151
   STI Classic Investment Grade
     Bond Fund, T Shares            1,719,684        18,074
   STI Classic Limited-Term
     Federal Mortgage Securities
     Fund, T Shares                 1,991,376        20,471
   STI Classic U.S. Government
     Securities Fund, T Shares        571,657         6,020
                                                   --------
Total Fixed Income Funds
     (Cost $48,941)                                  50,716
                                                   --------
MONEY MARKET FUND (3.0%)
   STI Classic Prime Quality
     Money Market Fund,
     T Shares                       3,603,092         3,603
                                                   --------
Total Money Market Fund
     (Cost $3,603)                                    3,603
                                                   --------
Total Investments (101.2%)
   (Cost $110,851)                                  121,740
                                                   --------
OTHER ASSETS AND LIABILITIES (-1.2%)
Investment Advisory Fees Payable                        (15)
Administration Fees Payable                              (7)
Distribution Fees Payable                                (4)
Custodian Fees Payable                                   (1)
Other Assets and Liabilities, Net                    (1,436)
                                                   --------
TOTAL OTHER ASSETS AND LIABILITIES                   (1,463)
                                                   --------

--------------------------------------------------------------------------------

                                                   VALUE (000)
--------------------------------------------------------------------------------
NET ASSETS:
Paid in Capital -- T Shares
   (unlimited  authorization -- no par value)
   based on 11,263,223 outstanding shares
   of beneficial interest                          $106,791
Paid in Capital -- A Shares
   (unlimited  authorization -- no par value)
   based on 6,653 outstanding shares
   of beneficial interest                                65
Paid in Capital -- B Shares
   (unlimited  authorization -- no par value)
   based on 1,059,294 outstanding shares
   of beneficial interest                             9,590
Undistributed net investment income                     279
Accumulated net realized loss on investments         (7,337)
Net unrealized appreciation on investments           10,889
                                                   --------
Total Net Assets (100.0%)                          $120,277
                                                   ========
Net Asset Value, Offering and Redemption
   Price Per Share -- T Shares
   ($109,908,795 / 11,263,223 shares)                 $9.76
                                                   ========
Net Asset Value and Redemption
   Price Per Share -- A Shares
   ($64,901 / 6,653 shares)                           $9.76
                                                   ========
Maximum Offering Price Per Share --
   A Shares ($9.76 / 96.25%)                         $10.14
                                                   ========
Net Asset Value and Offering
   Price Per Share -- B Shares (1)
   ($10,303,099 / 1,059,294 shares)                   $9.73
                                                   ========

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
      FOR DESCRIPTIONS OF ABBREVIATIONS AND FOOTNOTES, PLEASE SEE PAGE 48.

--------------------------------------------------------------------------------
                                                                     (UNAUDITED)


MID-CAP EQUITY FUND
--------------------------------------------------------------------------------

                                       SHARES      VALUE (000)
--------------------------------------------------------------------------------
COMMON STOCK (94.8%)
BASIC MATERIALS (6.2%)
   Ferro                               73,980      $  1,679
   Lennar, Cl A                        19,500         1,909
   Lubrizol                            49,350         1,487
   NVR* (D)                             3,180         1,561
   Potlatch                           134,080         4,324
   Rohm & Haas                         43,300         1,739
                                                   --------
                                                     12,699
                                                   --------
CAPITAL GOODS (7.3%)
   Advance Auto Parts*                  2,290           187
   BorgWarner                          15,800         1,248
   Delphi                             137,960         1,212
   Eaton                               18,120         1,866
   Goodrich                            82,960         2,282
   Harsco                              49,350         1,957
   Hubbell, Cl B                       44,860         1,974
   Jabil Circuit*                      72,085         1,983
   Textron                             43,600         2,173
                                                   --------
                                                     14,882
                                                   --------
COMMUNICATION SERVICES (3.0%)
   Avaya*                             111,397         1,515
   Belo, Cl A                          44,610         1,267
   CenturyTel                          29,585           968
   Harris                              36,790         1,426
   Reader's Digest Association         63,130           903
                                                   --------
                                                      6,079
                                                   --------
COMPUTER SOFTWARE (5.5%)
   BMC Software*                       39,225           652
   Callidus Software*                   5,970           101
   Computer Associates
     International                     42,095           981
   Electronic Arts*                    25,400         1,123
   Intuit*                             42,890         2,157
   Open Solutions*                      8,360           154
   Quest Software*                     46,470           690
   Siebel Systems* (D)                 87,030         1,147
   Storage Technology*                 31,130           785
   Sungard Data Systems*               27,200           735
   Symantec*                           19,860           652
   Veritas Software*                   52,075         1,980
                                                   --------
                                                     11,157
                                                   --------
CONSUMER CYCLICALS (10.7%)
   Albertson's                         30,980           659
   Big 5 Sporting Goods*               44,780           962
   CBRL Group                           8,680           358
   Coach*                              26,200         1,044
   Dollar General                      70,400         1,487
   Fortune Brands                      14,800         1,011


--------------------------------------------------------------------------------

                                       SHARES      VALUE (000)
--------------------------------------------------------------------------------
CONSUMER CYCLICALS -- CONTINUED
   Fossil*                             35,020      $  1,021
   Hasbro (D)                          55,760         1,233
   Marvel Enterprises*                  7,210           207
   May Department Stores               98,400         2,918
   Neiman-Marcus Group, Cl A*           9,700           523
   RadioShack                          31,140           970
   Rent-A-Center*                      34,540         1,122
   Scholastic*                         45,000         1,493
   SCP Pool*                           51,190         1,834
   Sears Roebuck                       22,200         1,224
   Staples*                            47,800         1,298
   Xerox* (D)                          86,060         1,048
   Zale* (D)                           23,630         1,280
                                                   --------
                                                     21,692
                                                   --------
CONSUMER STAPLES (4.3%)
   Archer-Daniels-Midland              45,630           652
   Clorox                              24,630         1,156
   HJ Heinz                            69,480         2,508
   RJ Reynolds Tobacco Holdings        19,980         1,103
   Starbucks*                          57,600         1,847
   UST                                 38,810         1,397
                                                   --------
                                                      8,663
                                                   --------
ENERGY (4.5%)
   Amerada Hess                        47,330         2,242
   Ashland                             76,300         3,032
   Marathon Oil                       100,320         2,971
   Tidewater (D)                       35,020           967
                                                   --------
                                                      9,212
                                                   --------
FINANCE (21.2%)
   Ameritrade Holding*                 20,900           263
   AmSouth Bancorp                     27,350           656
   Annaly Mortgage
     Management REIT (D)               91,940         1,587
   AON                                 36,330           797
   Archstone-Smith Trust REIT          24,780           681
   Bear Stearns (D)                    35,320         2,559
   Brandywine Realty Trust REIT        33,330           902
   Charter One Financial               17,360           577
   Colonial Properties Trust REIT      59,090         2,275
   Comerica                            61,110         3,187
   Commerce Bancshares                 37,989         1,813
   Countrywide Financial               22,860         2,414
   Equity Office Properties
     Trust REIT                        76,000         2,108
   Equity Residential REIT             35,170         1,033
   First Industrial Realty
     Trust REIT (D)                    87,450         2,896
   Jefferies Group                     36,000         1,126
   Legg Mason                           9,800           781

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
STI CLASSIC EQUITY FUNDS  NOVEMBER 30, 2003


MID-CAP EQUITY FUND--CONCLUDED
--------------------------------------------------------------------------------

                                       SHARES      VALUE (000)
--------------------------------------------------------------------------------
FINANCE -- CONTINUED
   Lexington Corporate
     Properties Trust REIT             40,800      $    805
   Lincoln National                    64,140         2,515
   Northern Trust                      45,620         2,046
   PMI Group                           42,290         1,574
   St. Paul                            46,170         1,713
   State Street                        41,430         2,111
   UnionBanCal                         23,310         1,328
   Unitrin                             46,320         1,752
   UnumProvident                       19,680           294
   Webster Financial (D)               70,340         3,225
                                                   --------
                                                     43,018
                                                   --------
HEALTH CARE (8.3%)
   American Healthways* (D)            14,030           650
   Beckman Coulter                     16,500           844
   Coventry Health Care*               15,790           946
   Dade Behring Holdings*              64,100         2,167
   IMS Health                          49,300         1,135
   Inamed*                             27,200         2,131
   Pacificare Health Systems*           9,840           641
   Patterson Dental* (D)               17,800         1,212
   Pharmaceutical Resources*           26,800         1,945
   Select Medical*                     37,950         1,360
   Therasense* (D)                     37,340           637
   Watson Pharmaceuticals* (D)         18,370           866
   WellChoice*                         18,970           646
   Zimmer Holdings*                    26,000         1,714
                                                   --------
                                                     16,894
                                                   --------
SEMICONDUCTORS (4.8%)
   Altera*                             47,934         1,214
   AMIS Holdings*                      66,960         1,243
   Amkor Technology*                   26,870           524
   Arrow Electronics*                  75,995         1,777
   Intersil, Cl A                      74,830         1,976
   Molex (D)                           40,190         1,293
   National Semiconductor*             30,000         1,342
   Tessera Technologies*               26,870           490
                                                   --------
                                                      9,859
                                                   --------
SERVICES (5.7%)
   Convergys*                          33,310           511
   Deluxe                              37,800         1,557
   DigitalNet Holdings*                 1,785            36
   Electronic Data Systems (D)         35,480           767
   Getty Images* (D)                   23,620         1,025
   GTECH Holdings                      20,835         1,037
   H&R Block (D)                       38,960         2,115
   International Game Technology       33,800         1,173
   Iron Mountain* (D)                  13,000           478
   LECG*                                5,970           128


--------------------------------------------------------------------------------

                                       SHARES      VALUE (000)
--------------------------------------------------------------------------------
SERVICES -- CONTINUED
   National Processing*                60,500      $  1,467
   ServiceMaster                      122,310         1,370
                                                   --------
                                                     11,664
                                                   --------
TECHNOLOGY (5.8%)
   Apple Computer*                     19,830           415
   Avnet*                              71,100         1,516
   Lexmark International*               8,280           641
   LSI Logic*                          99,770           935
   Monsanto                            50,660         1,374
   Network Associates*                 23,560           315
   Novellus Systems*                   52,280         2,288
   Nvidia* (D)                         53,290         1,127
   Pitney Bowes                        78,620         3,125
                                                   --------
                                                     11,736
                                                   --------
TRANSPORTATION (1.2%)
   Burlington Northern Santa Fe        47,780         1,422
   Quality Distribution* (D)           53,740           982
                                                   --------
                                                      2,404
                                                   --------
UTILITIES (6.3%)
   Black Hills                         32,150         1,037
   Citizens Communications*            94,420         1,025
   Edison International*               58,510         1,195
   GrafTech International Ltd.*       126,570         1,498
   Great Plains Energy (D)             51,115         1,622
   OGE Energy                         160,540         3,824
   PG&E*                               34,100           857
   Williams                            39,510           371
   WPS Resources                        2,690           119
   Xcel Energy                         79,170         1,322
                                                   --------
                                                     12,870
                                                   --------
Total Common Stock
     (Cost $162,799)                                192,829
                                                   --------
PREFERRED CONVERTIBLE STOCK (0.1%)
FINANCE (0.1%)
   UnumProvident (E)                    8,680           280
                                                   --------
Total Preferred Convertible Stock
     (Cost $275)                                        280
                                                   --------
EXCHANGE TRADED FUND (2.3%)
   Midcap SPDR Trust, Ser 1            45,200         4,712
                                                   --------
Total Exchange Traded Fund
     (Cost $4,617)                                    4,712
                                                   --------

--------------------------------------------------------------------------------
                                                                     (UNAUDITED)


--------------------------------------------------------------------------------
                                     SHARES/FACE
                                    AMOUNT (000)   VALUE (000)
--------------------------------------------------------------------------------
SHORT-TERM INVESTMENT (9.2%)
   Boston Global Investment Trust --
     Enhanced Portfolio (A)        18,627,475      $ 18,627
                                                   --------
Total Short-Term Investment
     (Cost $18,627)                                  18,627
                                                   --------
REPURCHASE AGREEMENT (5.0%)
   Bank of New York
     1.050%, dated 11/28/03, to be
     repurchased on 12/01/03,
     repurchase price $10,168,301
     (collateralized by various U.S.
     Government Obligations: total
     market value $10,370,877) (C)    $10,167        10,167
                                                   --------
Total Repurchase Agreement
     (Cost $10,167)                                  10,167
                                                   --------
Total Investments (111.4%)
   (Cost $196,485)                                  226,615
                                                   --------
OTHER ASSETS AND LIABILITIES (-11.4%)
Payable upon Return of Securities Loaned            (18,627)
Investment Advisory Fees Payable                       (183)
Administration Fees Payable                             (11)
Distribution Fees Payable                               (13)
Custodian Fees Payable                                   (1)
Other Assets and Liabilities, Net                    (4,427)
                                                   --------
TOTAL OTHER ASSETS AND LIABILITIES                  (23,262)
                                                   --------


--------------------------------------------------------------------------------

                                                   VALUE (000)
--------------------------------------------------------------------------------
NET ASSETS:
Paid in Capital -- T Shares
   (unlimited  authorization -- no par value)
   based on 17,346,679 outstanding shares
   of beneficial interest                          $181,011
Paid in Capital -- A Shares
   (unlimited  authorization -- no par value)
   based on 1,486,538 outstanding shares
   of beneficial interest                            14,416
Paid in Capital -- L Shares
   (unlimited  authorization -- no par value)
   based on 1,778,063 outstanding shares
   of beneficial interest                            20,664
Undistributed net investment income                     292
Accumulated net realized loss on investments        (43,160)
Net unrealized appreciation on investments           30,130
                                                   --------
Total Net Assets (100.0%)                          $203,353
                                                   ========
Net Asset Value, Offering and Redemption
   Price Per Share -- T Shares
   ($173,047,516 / 17,346,679 shares)                 $9.98
                                                   ========
Net Asset Value and Redemption
   Price Per Share -- A Shares
   ($14,278,015 / 1,486,538 shares)                   $9.60
                                                   ========
Maximum Offering Price Per Share --
   A Shares ($9.60 / 96.25%)                          $9.97
                                                   ========
Net Asset Value and Offering
   Price Per Share -- L Shares (1)
   ($16,027,563 / 1,778,063 shares)                   $9.01
                                                   ========

 THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
      FOR DESCRIPTIONS OF ABBREVIATIONS AND FOOTNOTES, PLEASE SEE PAGE 48.

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
STI CLASSIC EQUITY FUNDS  NOVEMBER 30, 2003


MID CAP VALUE EQUITY FUND
--------------------------------------------------------------------------------

                                       SHARES      VALUE (000)
--------------------------------------------------------------------------------
COMMON STOCK (94.2%)
BASIC MATERIALS (8.1%)
   Abitibi-Consolidated               247,300      $  1,714
   Bemis                               29,600         1,347
   Boise Cascade                       55,500         1,638
   Lubrizol                            58,300         1,757
   Nucor                               25,300         1,420
   PPG Industries                      33,000         1,929
   Sappi Ltd. ADR                     103,600         1,334
                                                   --------
                                                     11,139
                                                   --------
CAPITAL GOODS (10.5%)
   Black & Decker (D)                  28,800         1,336
   Empresa Brasileira de
     Aeronautica ADR (D)               50,700         1,492
   Lear*                               20,800         1,230
   Leggett & Platt                     79,600         1,619
   Masco                               27,600           751
   Pentair                             42,500         1,853
   Raytheon                            66,600         1,845
   Rockwell Collins                    24,700           664
   Sonoco Products                     75,000         1,605
   W.W. Grainger                       43,600         2,017
                                                   --------
                                                     14,412
                                                   --------
COMMUNICATION SERVICES (1.5%)
   CenturyTel (D)                      63,800         2,086
                                                   --------
CONSUMER CYCLICALS (17.4%)
   Abercrombie & Fitch, Cl A*          75,800         2,225
   Blyth                               68,900         2,070
   Brinker International*              53,400         1,739
   J.C. Penney                         51,700         1,286
   Knight-Ridder                       18,000         1,339
   Limited Brands                      95,100         1,704
   Mattel                             136,700         2,767
   Newell Rubbermaid                   46,000         1,052
   Pier 1 Imports (D)                  87,000         2,218
   Polo Ralph Lauren                   58,800         1,745
   RR Donnelley & Sons (D)             56,500         1,585
   VF                                  65,100         2,687
   Wendy's International               35,400         1,375
                                                   --------
                                                     23,792
                                                   --------
CONSUMER STAPLES (6.6%)
   Adolph Coors, Cl B                  28,600         1,576
   Bunge                               47,100         1,341
   Dial (D)                            52,400         1,356
   HJ Heinz                            58,000         2,094
   PepsiAmericas                       80,600         1,265
   Smithfield Foods* (D)               62,600         1,468
                                                   --------
                                                      9,100
                                                   --------

--------------------------------------------------------------------------------

                                       SHARES      VALUE (000)
--------------------------------------------------------------------------------
ENERGY (8.1%)
   Anadarko Petroleum                  31,100      $  1,397
   Diamond Offshore Drilling (D)       91,200         1,601
   GlobalSantaFe                       68,000         1,462
   Noble Energy                        35,600         1,412
   Tidewater (D)                       84,400         2,330
   Transocean*                         80,200         1,554
   Valero Energy (D)                   31,700         1,366
                                                   --------
                                                     11,122
                                                   --------
FINANCE (18.1%)
   Banknorth Group (D)                 41,900         1,373
   Bear Stearns                        21,400         1,551
   Boston Properties REIT (D)          29,200         1,351
   Charter One Financial               52,780         1,753
   Comerica                            34,400         1,794
   Developers Diversified
     Realty REIT                       33,300         1,049
   Hartford Financial
     Services Group                    22,400         1,232
   Keycorp                             92,300         2,565
   Nationwide Financial Services,
     Cl A (D)                          59,100         1,929
   PMI Group                           34,500         1,284
   PNC Financial Services Group        21,900         1,191
   Protective Life                     39,600         1,301
   Safeco                              48,800         1,827
   South Financial Group               37,600         1,072
   UnumProvident                       80,600         1,203
   Wilmington Trust                    37,200         1,309
   Zions Bancorporation                16,700         1,030
                                                   --------
                                                     24,814
                                                   --------
HEALTH CARE (6.6%)
   Health Management
     Associates, Cl A                  97,100         2,495
   Hillenbrand Industries (D)          27,800         1,596
   IVAX*                               63,500         1,362
   Shire Pharmaceuticals ADR*          59,100         1,478
   Steris* (D)                         90,200         2,086
                                                   --------
                                                      9,017
                                                   --------
SERVICES (3.5%)
   Allied Waste Industries* (D)       172,500         2,148
   Pittson Brink's Group               74,300         1,649
   Viad                                39,800           979
                                                   --------
                                                      4,776
                                                   --------
TECHNOLOGY (8.6%)
   Autodesk                            56,300         1,307
   Avnet*                              63,000         1,344
   BISYS Group* (D)                    62,500           933
   Celestica*                          94,000         1,436
32

--------------------------------------------------------------------------------
                                                                     (UNAUDITED)


--------------------------------------------------------------------------------

                                       SHARES      VALUE (000)
--------------------------------------------------------------------------------
TECHNOLOGY -- CONTINUED
   Computer Sciences*                  24,100      $    998
   Ingram Micro, Cl A*                 92,200         1,344
   Network Associates*                106,400         1,425
   Pitney Bowes                        30,700         1,220
   Vishay Intertechnology* (D)         82,500         1,733
                                                   --------
                                                     11,740
                                                   --------
TRANSPORTATION (0.8%)
   Werner Enterprises                  61,400         1,115
                                                   --------
UTILITIES (4.4%)
   American Electric Power             24,600           681
   FirstEnergy                         28,400           984
   FPL Group (D)                       11,900           756
   KeySpan                             21,800           768
   Pinnacle West Capital               18,700           736
   PPL                                 24,800         1,014
   Progress Energy                     24,300         1,065
                                                   --------
                                                      6,004
                                                   --------
Total Common Stock
     (Cost $114,266)                                129,117
                                                   --------
SHORT-TERM INVESTMENT (13.7%)
   Boston Global Investment Trust --
     Enhanced Portfolio (A)        18,799,688        18,800
                                                   --------
Total Short-Term Investment
     (Cost $18,800)                                  18,800
                                                   --------
CASH EQUIVALENTS (5.4%)
   Federated Prime Money
     Market Obligations Fund        3,629,850         3,630
   Federated Prime Value
     Money Market Fund              3,693,290         3,693
                                                   --------
Total Cash Equivalents
     (Cost $7,323)                                    7,323
                                                   --------
Total Investments (113.3%)
   (Cost $140,389)                                  155,240
                                                   --------
OTHER ASSETS AND LIABILITIES (-13.3%)
Payable upon Return of Securities Loaned            (18,800)
Investment Advisory Fees Payable                       (128)
Administration Fees Payable                              (8)
Distribution Fees Payable                                (1)
Custodian Fees Payable                                   (2)
Other Assets and Liabilities, Net                       673
                                                   --------
TOTAL OTHER ASSETS AND LIABILITIES                  (18,266)
                                                   --------

--------------------------------------------------------------------------------

                                                   VALUE (000)
--------------------------------------------------------------------------------
NET ASSETS:
Paid in Capital -- T Shares
   (unlimited  authorization -- no par value)
   based on 13,058,109 outstanding shares
   of beneficial interest                          $143,820
Paid in Capital -- A Shares
   (unlimited  authorization -- no par value)
   based on 7,722 outstanding shares
   of beneficial interest                                75
Paid in Capital -- L Shares
   (unlimited  authorization -- no par value)
   based on 749,588 outstanding shares
   of beneficial interest                             7,585
Undistributed net investment income                      88
Accumulated net realized loss on investments        (29,445)
Net unrealized appreciation on investments           14,851
                                                   --------
Total Net Assets (100.0%)                          $136,974
                                                   ========
Net Asset Value, Offering and Redemption
   Price Per Share -- T Shares
   ($129,497,906 / 13,058,109 shares)                 $9.92
                                                   ========
Net Asset Value and Redemption
   Price Per Share -- A Shares
   ($76,542 / 7,722 shares)                           $9.91
                                                   ========
Maximum Offering Price Per Share --
   A Shares ($9.91 / 96.25%)                         $10.30
                                                   ========
Net Asset Value and Offering
   Price Per Share -- L Shares
   ($7,399,107 / 749,588 shares)                      $9.87
                                                   ========

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
      FOR DESCRIPTIONS OF ABBREVIATIONS AND FOOTNOTES, PLEASE SEE PAGE 48.

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
STI CLASSIC EQUITY FUNDS  NOVEMBER 30, 2003



SMALL CAP GROWTH STOCK FUND
--------------------------------------------------------------------------------

                                       SHARES     VALUE (000)
--------------------------------------------------------------------------------
COMMON STOCK (99.3%)
BASIC MATERIALS (3.4%)
   A. Schulman (D)                    150,000     $   2,932
   Celanese*                          130,000         4,572
   Cooper Tire & Rubber (D)           181,600         3,634
   Hercules*                          400,000         4,016
   M/I Schottenstein Homes             75,000         2,876
   MDC Holdings (D)                    30,000         2,081
   Schnitzer Steel Industries,
     Cl A (D)                          50,000         2,706
   Silgan Holdings*                   135,000         4,651
   Standard-Pacific (D)                30,000         1,498
                                                 ----------
                                                     28,966
                                                 ----------
CAPITAL GOODS (8.4%)
   Albany International, Cl A         164,400         5,098
   America's Car Mart*                145,000         4,257
   American Axle &
     Manufacturing Holdings*          165,000         6,539
   BorgWarner (D)                      50,000         3,950
   Briggs & Stratton (D)               60,000         4,050
   Copart*                             99,000         1,188
   CSK Auto* (D)                      292,300         5,331
   CTS                                225,100         2,760
   Dycom Industries*                  165,000         4,183
   ElkCorp (D)                        150,000         3,813
   Griffon* (D)                       270,000         5,270
   Newport*                           100,000         1,703
   Rogers*                            145,000         6,365
   Sensytech*                         168,036         2,445
   Simpson Manufacturing*              44,100         2,170
   Thor Industries (D)                 45,000         2,744
   United Defense Industries* (D)     160,000         5,322
   United Stationers*                 105,000         4,237
                                                 ----------
                                                     71,425
                                                 ----------
COMMUNICATION SERVICES (1.5%)
   Anaren*                             80,000         1,198
   Applied Signal Technology          106,330         2,318
   Boston Communications
     Group* (D)                       170,000         1,530
   Ditech Communications*             220,000         3,861
   EMS Technologies*                  105,067         2,233
   Symmetricom*                       160,000         1,125
   TTI Team Telecom
     International Ltd.*              142,428           702
                                                 ----------
                                                     12,967
                                                 ----------
COMPUTER SOFTWARE (8.0%)
   American Software, Cl A            561,000         3,450
   Ascential Software*                120,000         3,036
   Ciber* (D)                         270,000         2,460
   Dot Hill Systems*                  500,000         8,525


--------------------------------------------------------------------------------

                                       SHARES     VALUE (000)
--------------------------------------------------------------------------------
COMPUTER SOFTWARE -- CONTINUED
   Epicor Software*                   173,500     $   2,150
   EPIQ Systems*                          981            17
   Hypercom*                          500,000         2,545
   Hypercom* (B)                      250,000         1,158
   Hyperion Solutions* (D)            150,000         4,977
   Lexar Media* (D)                    95,000         2,029
   Lionbridge Technologies* (D)       460,000         4,968
   Micros Systems*                     30,450         1,317
   Performance Technologies*          200,400         2,703
   THQ* (D)                           240,000         3,862
   TradeStation Group* (D)            370,000         3,308
   Transact Technologies*             112,600         2,629
   Transaction Systems
     Architects, Cl A*                 46,800           921
   Ultimate Software Group*           100,000           898
   Ultimate Software Group* (B)       700,000         5,783
   Verint Systems*                    150,000         3,477
   WebEx Communications* (D)          270,000         5,335
   Western Digital*                   170,000         2,115
                                                 ----------
                                                     67,663
                                                 ----------
CONSUMER CYCLICALS (16.9%)
   4Kids Entertainment* (D)           300,000         8,055
   Aeropostale* (D)                   130,000         4,055
   Alliance Gaming* (D)                40,000         1,048
   Bebe Stores* (D)                   205,000         5,804
   Bombay*                            480,000         4,910
   Brown Shoe                         140,000         4,890
   Cache*                             253,500         5,473
   Cash America International         170,000         3,295
   CBRL Group                         160,000         6,600
   Checkers Drive-In Restaurant*      280,000         2,565
   Christopher & Banks (D)            220,000         5,951
   DEL Laboratories*                  125,895         3,040
   Electronics Boutique
     Holdings* (D)                     70,000         1,704
   Goody's Family Clothing            342,700         3,639
   Guitar Center*                     110,000         3,198
   Hooker Furniture                    75,000         3,149
   Imco Recycling*                    190,000         1,435
   JOS A Bank Clothiers* (D)          175,200         7,220
   K-Swiss, Cl A (D)                   95,000         4,627
   K2*                                200,000         3,060
   Linens 'N Things* (D)              100,000         2,941
   Movie Gallery* (D)                 190,000         3,361
   O'Charleys* (D)                    221,000         3,768
   O'Reilly Automotive*                60,000         2,611
   Penn National Gaming* (D)          260,000         6,141
   Rare Hospitality
     International* (D)               210,000         5,250
   Select Comfort*                    130,000         3,498
   Sonic* (D)                         120,000         3,704
34

--------------------------------------------------------------------------------
                                                                     (UNAUDITED)


--------------------------------------------------------------------------------

                                       SHARES     VALUE (000)
--------------------------------------------------------------------------------
CONSUMER CYCLICALS -- CONTINUED
   Sonic Automotive (D)               175,000     $   3,929
   Sonic Solutions* (D)               340,000         6,416
   Sports Authority* (D)               60,000         2,610
   Steak N Shake*                     135,600         2,387
   Steiner Leisure Ltd.* (D)          250,000         3,705
   Tuesday Morning*                   135,000         4,315
   Vans*                              356,100         4,558
                                                 ----------
                                                    142,912
                                                 ----------
CONSUMER STAPLES (1.3%)
   Cott (D)                           240,000         6,247
   Sanderson Farms                    130,000         4,470
                                                 ----------
                                                     10,717
                                                 ----------
ENERGY (8.4%)
   Cal Dive International* (D)        170,000         3,604
   Comstock Resources*                290,000         4,727
   Core Laboratories*                 270,000         4,023
   Denbury Resources*                 130,000         1,643
   Energen                             65,000         2,531
   Grey Wolf*                         650,000         2,203
   Harvest Natural Resources*         470,000         3,483
   Headwaters* (D)                    310,000         5,915
   Horizon Offshore*                  390,000         1,747
   Key Energy Services*               250,000         2,278
   Magnum Hunter Resources*           630,000         5,664
   Maverick Tube*                     280,000         5,174
   National-Oilwell* (D)              120,000         2,309
   Oil States International*          190,000         2,386
   Peabody Energy                     140,000         4,718
   Premcor*                           180,000         4,185
   Remington Oil & Gas*               220,000         3,927
   Southwestern Energy*                95,000         1,939
   Superior Energy Services*          200,000         1,696
   Torch Offshore*                    270,000         1,434
   Ultra Petroleum*                   120,000         2,287
   Unit*                              170,000         3,502
                                                 ----------
                                                     71,375
                                                 ----------
FINANCE (7.7%)
   American Safety Insurance
     Holdings Ltd.                    100,000         1,347
   Arch Capital Group Ltd.*           100,000         3,696
   Asta Funding                       150,000         4,740
   BankAtlantic Bancorp, Cl A         250,000         4,743
   Columbia Bancorp                    50,000         1,468
   Dime Community Bancshares          115,000         3,536
   Doral Financial (D)                 30,000         1,517
   Federal Agricultural Mortgage,
     Cl C* (D)                         94,400         2,689
   First Cash Financial Services*     120,000         3,187
   First Niagara Financial Group      100,000         1,519


--------------------------------------------------------------------------------

                                       SHARES     VALUE (000)
--------------------------------------------------------------------------------
FINANCE -- CONTINUED
   FirstFed Financial*                 40,000     $   1,880
   Hub International Ltd.             100,000         1,642
   IPC Holdings Ltd.                  130,000         4,876
   Northwest Bancorp                   58,500         1,283
   R&G Financial, Cl B                220,000         8,318
   RLI                                130,000         4,706
   South Financial Group              120,000         3,420
   United Community Banks              51,500         1,739
   Westcorp (D)                       125,000         4,681
   World Acceptance*                  200,000         3,864
                                                 ----------
                                                     64,851
                                                 ----------
HEALTH CARE (18.0%)
   Alaris Medical Systems*             70,000         1,114
   American Healthways* (D)            70,000         3,242
   American Medical
     Security Group*                  150,000         3,373
   AMERIGROUP*                         60,000         2,635
   Amsurg* (D)                         40,000         1,488
   Andrx* (D)                         170,000         3,733
   Applera -- Celera
     Genomics Group*                  320,000         4,342
   Bio-Rad Laboratories, Cl A*         90,000         4,612
   Biosite* (D)                        50,000         1,342
   Centene*                            55,000         1,688
   Connetics* (D)                     209,800         3,703
   Creo Products*                     260,000         2,759
   Cyberonics* (D)                    200,000         5,498
   Diagnostic Products                 43,929         1,987
   Endo Pharmaceuticals
     Holdings*                        150,000         2,826
   Fisher Scientific International*   140,000         5,638
   Gen-Probe*                          75,000         2,604
   Gentiva Health Services*           400,000         5,228
   Guilford Pharmaceuticals* (D)      300,000         2,049
   I-Stat* (D)                        180,000         2,268
   ICU Medical* (D)                    50,000         1,704
   Idexx Laboratories* (D)             90,000         4,262
   Ii-Vi*                             130,000         2,959
   Integra LifeSciences
     Holdings* (D)                    155,000         4,865
   Kos Pharmaceuticals* (D)           180,000         8,010
   Martek Biosciences* (D)            120,000         7,289
   Merit Medical Systems*             110,000         3,443
   Osteotech*                         292,900         2,241
   Per-Se Technologies*               252,400         3,546
   Possis Medical*                    280,000         4,771
   Protein Design Labs* (D)           370,000         5,128
   Renal Care Group*                  110,000         4,440
   Sierra Health Services* (D)        280,000         7,672
   SurModics* (D)                     110,000         2,329
   Sybron Dental Specialties*         121,800         3,509

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
STI CLASSIC EQUITY FUNDS  NOVEMBER 30, 2003


SMALL CAP GROWTH STOCK FUND--CONCLUDED
--------------------------------------------------------------------------------

                                       SHARES     VALUE (000)
--------------------------------------------------------------------------------
HEALTH CARE -- CONTINUED
   Taro Pharmaceuticals
     Industries* (D)                  105,000     $   7,239
   Techne* (D)                        100,000         3,608
   Unifirst                            90,000         2,091
   Ventana Medical Systems*           135,000         5,087
   WellChoice*                        150,000         5,105
   West Pharmaceutical Services        33,500         1,139
                                                 ----------
                                                    152,566
                                                 ----------
SEMICONDUCTORS (3.9%)
   Conexant Systems*                  445,000         2,247
   Cypress Semiconductor* (D)         380,000         8,504
   Integrated Device Technology*      430,000         8,106
   Monolithic System Technology*      300,000         2,238
   Nam Tai Electronics Adr (D)        210,000         7,768
   Power-One*                         540,000         4,552
                                                 ----------
                                                     33,415
                                                 ----------
SERVICES (8.7%)
   Anteon International* (D)          160,000         6,106
   Bennett Environmental* (D)         300,000         5,241
   CDI                                130,000         4,407
   Central European
     Distribution* (D)                 75,000         2,356
   Concorde Career Colleges*          200,100         5,303
   Corinthian Colleges*                40,000         2,557
   Corrections Corp of America*       150,000         4,200
   eSpeed, Cl A*                      250,000         5,895
   Exult*                             350,000         2,516
   Getty Images* (D)                   70,000         3,038
   Gevity HR                          277,800         6,251
   Kroll* (D)                         250,000         5,988
   MPS Group*                         286,000         2,631
   Navigant Consulting*               379,200         6,560
   Secure Computing* (D)              380,000         5,711
   SM&A*                              420,000         4,952
                                                 ----------
                                                     73,712
                                                 ----------
TECHNOLOGY (8.7%)
   Actel* (D)                          55,000         1,508
   Advanced Power Technology*         100,000           821
   Aeroflex*                          380,000         4,822
   Ansys*                              65,200         2,516
   ATMI* (D)                          128,800         2,962
   Avocent*                           150,000         5,743
   Axcelis Technologies*              250,000         2,867


--------------------------------------------------------------------------------

                                       SHARES     VALUE (000)
--------------------------------------------------------------------------------
TECHNOLOGY -- CONTINUED
   CACI International, Cl A*           70,000     $   3,484
   Computer Network
     Technology* (D)                  280,000         2,786
   Infocrossing*                       10,000           100
   Infocrossing* (B)                  397,455         3,653
   infoUSA*                           190,000         1,615
   Itron* (D)                         150,000         2,879
   IXYS*                              540,000         4,536
   Maxtor* (D)                        550,000         6,138
   Mercury Computer Systems* (D)      180,000         4,311
   Neoware Systems* (D)               330,000         5,534
   Silicon Storage Technology*        268,959         3,650
   Take-Two Interactive
     Software* (D)                    160,000         5,296
   Vitesse Semiconductor* (D)         600,000         4,380
   Wilson Greatbatch
     Technologies*                    100,000         4,190
                                                 ----------
                                                     73,791
                                                 ----------
TRANSPORTATION (4.4%)
   Celadon Group*                     175,400         2,385
   ExpressJet Holdings* (D)           180,000         2,828
   JB Hunt Transport Services* (D)    140,000         3,662
   Marten Transport Ltd.*             160,000         3,859
   OMI*                               600,000         4,416
   Overnite* (D)                       50,000         1,118
   Pacer International*               200,000         4,186
   PAM Transportation Services*       120,000         2,346
   Skywest                            280,000         4,830
   US Xpress Enterprises, Cl A*       170,000         2,270
   Werner Enterprises                 275,000         4,991
                                                 ----------
                                                     36,891
                                                 ----------
Total Common Stock
     (Cost $641,514)                                841,251
                                                 ----------
WARRANTS (0.0%)
   InfoCrossing,
     Expires 10/31/08* (B)            139,109           273
                                                 ----------
Total Warrants
     (Cost $6)                                          273
                                                 ----------
SHORT-TERM INVESTMENT (21.7%)
   Boston Global Investment Trust --
     Enhanced Portfolio (A)        183,637,550      183,638
                                                 ----------
Total Short-Term Investment
     (Cost $183,638)                                183,638
                                                 ----------
36

--------------------------------------------------------------------------------
(UNAUDITED)


--------------------------------------------------------------------------------
                                     FACE AMOUNT
                                        (000)     VALUE (000)
--------------------------------------------------------------------------------
REPURCHASE AGREEMENT (0.7%)
   Bank of New York
     1.050%,  dated  11/28/03, to be
     repurchased  on 12/01/03,
     repurchase price $5,521,754,
     (collateralized by U.S. Treasury
     Obligations total market
     value $5,632,485) (C)             $5,521    $    5,521
                                                 ----------
Total Repurchase Agreement
     (Cost $5,521)                                    5,521
                                                 ----------
Total Investments (121.7%)
   (Cost $830,679)                                1,030,683
                                                 ----------
OTHER ASSETS AND LIABILITIES (-21.7%)
Payable upon Return of Securities Loaned           (183,638)
Investment Advisory Fees Payable                       (797)
Administration Fees Payable                             (49)
Distribution Fees Payable                               (34)
Custodian Fees Payable                                  (16)
Transfer Agent Shareholder Servicing Fees Payable        (1)
Other Assets and Liabilities, Net                       806
                                                 ----------
TOTAL OTHER ASSETS AND LIABILITIES                 (183,729)
                                                 ----------


--------------------------------------------------------------------------------

                                                  VALUE (000)
--------------------------------------------------------------------------------
NET ASSETS:
Paid in Capital -- T Shares
   (unlimited  authorization -- no par value)
   based on 40,226,111 outstanding shares
   of beneficial interest                         $ 606,982
Paid in Capital --A Shares
   (unlimited  authorization  -- no par value)
   based on 1,586,714 outstanding shares
   of beneficial interest                            21,229
Paid in Capital -- L Shares
   (unlimited  authorization -- no par value)
   based on 2,127,936 outstanding shares
   of beneficial interest                            35,556
Accumulated net investment loss                      (2,783)
Accumulated net realized loss on investments        (14,034)
Net unrealized appreciation on investments          200,004
                                                  ---------
Total Net Assets (100.0%)                         $ 846,954
                                                  =========
Net Asset Value, Offering and Redemption
   Price Per Share -- T Shares
   ($777,783,932 / 40,226,111 shares)                $19.34
                                                  =========
Net Asset Value and Redemption
   Price Per Share -- A Shares
   ($30,242,046 / 1,586,714 shares)                  $19.06
                                                  =========
Maximum Offering Price Per Share --
   A Shares ($19.06 / 96.25%)                        $19.80
                                                  =========
Net Asset Value and Offering
   Price Per Share -- L Shares (1)
   ($38,927,928 / 2,127,936 shares)                  $18.29
                                                  =========

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
      FOR DESCRIPTIONS OF ABBREVIATIONS AND FOOTNOTES, PLEASE SEE PAGE 48.

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
STI CLASSIC EQUITY FUNDS  NOVEMBER 30, 2003


SMALL CAP VALUE EQUITY FUND
--------------------------------------------------------------------------------

                                       SHARES     VALUE (000)
--------------------------------------------------------------------------------
COMMON STOCK (94.8%)
BASIC MATERIALS (6.9%)
   Carpenter Technology               179,900      $  4,821
   Cia Siderurgica Nacional ADR*       59,300         2,668
   Lubrizol                           167,500         5,047
   Olin (D)                           316,900         5,771
   Sappi Ltd. ADR                     458,100         5,900
   Sociedad Quimica Minera de
     Chile ADR                         75,900         3,146
   Tenaris ADR*                       103,173         2,819
   Texas Industries (D)               315,700         9,222
   United States Steel                270,500         6,722
   Wellman                            133,400         1,160
                                                   --------
                                                     47,276
                                                   --------
CAPITAL GOODS (18.0%)
   Baldor Electric                    277,800         6,028
   BHA Group Holdings                  63,600         1,596
   BorgWarner                         126,700        10,009
   Briggs & Stratton (D)               82,700         5,582
   Cummins                             89,500         4,157
   Edelbrock                           12,540           149
   Empresa Brasileira de
     Aeronautica ADR (D)              524,816        15,440
   Federal Signal (D)                 215,000         3,257
   Goodrich                           184,200         5,067
   HON Industries                     173,700         7,381
   Lennox International (D)           258,789         4,400
   LSI Industries                     509,187         6,340
   Makita ADR                         870,600         7,888
   Oshkosh Truck                      164,400         7,710
   Quixote                            309,100         7,616
   Robbins & Myers                    279,400         6,164
   Roper Industries                    80,100         4,016
   Snap-On                            156,300         4,692
   Standard Register                   77,900         1,237
   Stewart & Stevenson Services       256,600         3,603
   Tecumseh Products, Cl A             80,300         3,305
   Valspar                            127,900         6,171
   York International                  67,200         2,685
                                                   --------
                                                    124,493
                                                   --------
COMMUNICATION SERVICES (4.0%)
   Harris                             703,928        27,291
                                                   --------
CONSUMER CYCLICALS (20.1%)
   Bassett Furniture Industries       228,300         3,744
   Benetton Group ADR (D)             238,900         6,152
   Blyth                              158,100         4,751
   CBRL Group                         237,900         9,813
   Circuit City Stores (D)          1,299,900        16,925
   Ethan Allen Interiors (D)          198,200         8,067
   Fairmont Hotels & Resorts (D)      247,400         6,816
   Harman International
     Industries (D)                    50,614         6,897


--------------------------------------------------------------------------------

                                       SHARES     VALUE (000)
--------------------------------------------------------------------------------
CONSUMER CYCLICALS -- CONTINUED
   Intrawest (D)                      443,100      $  8,357
   John H. Harland (D)                239,300         6,557
   John Wiley & Sons, Cl A            213,800         5,559
   Libbey (D)                         149,800         4,390
   Media General, Cl A                121,500         8,127
   Movado Group                       149,400         4,062
   Natuzzi ADR                        284,500         2,851
   Nautilus Group (D)                 579,200         8,242
   Phillips-Van Heusen                354,200         6,234
   Pier 1 Imports (D)                 302,800         7,721
   Sturm Ruger                        139,100         1,604
   Winnebago Industries (D)           215,200        11,894
                                                   --------
                                                    138,763
                                                   --------
CONSUMER STAPLES (6.5%)
   Adolph Coors, Cl B (D)             148,100         8,162
   Church & Dwight                    292,800        11,861
   Dial (D)                           220,500         5,707
   Ingles Markets, Cl A               225,800         2,281
   Interstate Bakeries                168,200         2,649
   JM Smucker                         206,043         9,464
   Sensient Technologies (D)          267,135         5,035
                                                   --------
                                                     45,159
                                                   --------
ENERGY (2.9%)
   Arch Coal (D)                      199,000         5,272
   ENSCO International                129,100         3,266
   Noble Energy                        73,700         2,922
   Peabody Energy                     259,100         8,732
                                                   --------
                                                     20,192
                                                   --------
FINANCE (12.3%)
   American Financial Group           212,000         5,198
   Banner                             120,300         3,025
   City National (D)                  111,700         7,066
   Colonial BancGroup                 402,700         6,729
   FNB                                138,133         4,583
   Glacier Bancorp                    155,797         4,934
   HCC Insurance Holdings             263,700         8,204
   Horizon Financial                  242,706         4,293
   Hub International Ltd.             459,800         7,550
   PXRE Group Ltd.                    180,500         4,368
   Scottish Annuity & Life
     Holdings Ltd.                    182,900         3,832
   Seacoast Banking
     Corp of Florida                  227,700         4,033
   Stancorp Financial Group            82,700         5,174
   Washington Federal                 175,376         5,002
   West Coast Bancorp                 239,453         5,206
   Wilmington Trust                   161,500         5,685
                                                   --------
                                                     84,882
                                                   --------
38

--------------------------------------------------------------------------------
                                                                     (UNAUDITED)


--------------------------------------------------------------------------------

                                       SHARES     VALUE (000)
--------------------------------------------------------------------------------
HEALTH CARE (1.7%)
   Alpharma, Cl A                     211,029      $  4,252
   Cambrex                            312,900         7,591
                                                   --------
                                                     11,843
                                                   --------
SERVICES (7.0%)
   ABM Industries                     352,300         5,584
   Hollinger International            385,000         6,125
   Pittson Brink's Group              845,300        18,766
   Reynolds & Reynolds, Cl A          532,600        14,774
   Roto-Rooter                         87,600         3,224
   Sotheby's Holdings, Cl A*            1,515            18
                                                   --------
                                                     48,491
                                                   --------
TECHNOLOGY (8.8%)
   Autodesk                         1,021,000        23,708
   C&D Technologies                   283,800         5,682
   Fair Isaac (D)                     119,800         6,608
   Helix Technology                   345,900         7,506
   Keithley Instruments               258,500         4,666
   Premier Farnell ADR                805,500         7,161
   Symbol Technologies                360,600         5,030
                                                   --------
                                                     60,361
                                                   --------
TRANSPORTATION (4.6%)
   Canadian Pacific Railway Ltd.       48,300         1,316
   CHC Helicopter, Cl A               397,400         8,528
   CP Ships Ltd. (D)                  645,600        12,215
   KLM Royal Dutch Air                467,200         7,400
   USF                                 77,600         2,563
                                                   --------
                                                     32,022
                                                   --------
UTILITIES (2.0%)
   Allete                             332,069         9,885
   Puget Energy                       171,600         3,990
                                                   --------
                                                     13,875
                                                   --------
Total Common Stock
     (Cost $484,124)                                654,648
                                                   --------
CASH EQUIVALENT (0.0%)
   SEI Daily Income Trust
     Prime Obligation Fund, Cl A       37,201            37
                                                   --------
Total Cash Equivalent
     (Cost $37)                                          37
                                                   --------
SHORT-TERM INVESTMENT (12.7%)
   Boston Global Investment Trust --
     Enhanced Portfolio (A)        87,319,791        87,320
                                                   --------
Total Short-Term Investment
     (Cost $87,320)                                  87,320
                                                   --------


--------------------------------------------------------------------------------
                                     FACE AMOUNT
                                        (000)     VALUE (000)
--------------------------------------------------------------------------------
REPURCHASE AGREEMENT (5.1%)
   Morgan  Stanley
     0.995%, dated 11/28/03, to be
     repurchased  on  12/01/03,
     repurchase price $34,832,072,
     (collateralized by U.S. Treasury
     Obligations total market
     value $35,528,714) (C)           $35,004      $ 35,004
                                                   --------
Total Repurchase Agreement
     (Cost $35,004)                                  35,004
                                                   --------
Total Investments (112.6%)
   (Cost $606,485)                                  777,009
                                                   --------
OTHER ASSETS AND LIABILITIES (-12.6%)
Payable upon Return of Securities Loaned            (87,320)
Investment Advisory Fees Payable                       (629)
Administration Fees Payable                             (38)
Distribution Fees Payable                               (31)
Custodian Fees Payable                                   (8)
Transfer Agent Shareholder Servicing Fees Payable        (1)
Other Assets and Liabilities, Net                     1,160
                                                   --------
TOTAL OTHER ASSETS AND LIABILITIES                  (86,867)
                                                   --------
NET ASSETS:
Paid in Capital -- T Shares
   (unlimited  authorization -- no par value)
   based on 38,203,268 outstanding shares
   of beneficial interest                           485,410
Paid in Capital -- A Shares
   (unlimited  authorization -- no par value)
   based on 38,919 outstanding shares
   of beneficial interest                               647
Paid in Capital -- L Shares
   (unlimited  authorization -- no par value)
   based on 2,721,710 outstanding shares
   of beneficial interest                            44,073
Undistributed net investment income                     613
Accumulated net realized loss on investments        (11,125)
Net unrealized appreciation on investments          170,524
                                                   --------
Total Net Assets (100.0%)                          $690,142
                                                   ========
Net Asset Value, Offering and Redemption
   Price Per Share -- T Shares
   ($644,292,190 / 38,203,268)                       $16.86
                                                   ========
Net Asset Value and Redemption
   Price Per Share -- A Shares
   ($654,493 / 38,919 shares)                        $16.82
                                                   ========
Maximum Offering Price Per Share --
   A Shares ($16.82 / 96.25%)                        $17.48
                                                   ========
Net Asset Value and Offering
   Price Per Share -- L Shares (1)
   ($45,195,114 / 2,721,710 shares)                  $16.61
                                                   ========

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
      FOR DESCRIPTIONS OF ABBREVIATIONS AND FOOTNOTES, PLEASE SEE PAGE 48.

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
STI CLASSIC EQUITY FUNDS  NOVEMBER 30, 2003



STRATEGIC QUANTITATIVE EQUITY FUND
--------------------------------------------------------------------------------

                                       SHARES     VALUE (000)
--------------------------------------------------------------------------------
COMMON STOCK (97.7%)
BASIC MATERIALS (7.7%)
   Belden                              10,385       $   205
   Centex                               2,414           264
   Cytec Industries*                    5,566           202
   Dow Chemical                         7,488           281
   DR Horton                            5,201           227
   Fleetwood Enterprises*              20,347           207
   Hovnanian Enterprises, Cl A*         2,235           206
   KB Home                              3,423           236
   Lennar, Cl A                         2,263           222
   MDC Holdings                         3,078           213
   PPG Industries                       4,859           284
   Pulte Homes                          2,720           260
   Reliance Steel & Aluminum            6,850           202
   Ryland Group                         2,343           216
   Standard-Pacific                     4,334           216
   Toll Brothers*                       5,655           234
                                                   --------
                                                      3,675
                                                   --------
CAPITAL GOODS (8.8%)
   Alaska Air Group*                    6,661           192
   Allete                               6,334           189
   Applied Industrial Technologies      8,473           201
   Briggs & Stratton                    2,958           200
   Carlisle                             3,353           197
   Crane                               10,011           291
   Eaton                                2,821           291
   Goodrich                            10,228           281
   HON Industries                       4,140           176
   Oshkosh Truck                        4,199           197
   Paccar                               3,560           286
   Parker Hannifin                      5,537           304
   Standard Register                   11,037           175
   TBC*                                 7,576           224
   Tektronix                           18,544           511
   Teledyne Technologies*              11,778           202
   Textron                              5,703           284
                                                   --------
                                                      4,201
                                                   --------
COMMUNICATION SERVICES (5.4%)
   Andrew*                             35,044           412
   Avaya*                              36,383           495
   Avid Technology*                     7,689           407
   Checkpoint Systems*                 21,236           411
   Lucent Technologies*               140,177           448
   Polycom*                            20,068           398
                                                   --------
                                                      2,571
                                                   --------
COMPUTER SOFTWARE (9.9%)
   Ascential Software*                 17,998           456
   Citrix Systems*                     18,987           456
   JDA Software Group*                 18,842           343


--------------------------------------------------------------------------------

                                       SHARES       VALUE (000)
--------------------------------------------------------------------------------
COMPUTER SOFTWARE -- CONTINUED
   Peoplesoft*                         22,913       $   485
   Radisys*                            20,582           379
   RSA Security*                       31,112           457
   Symantec*                           14,376           472
   Systems & Computer
     Technology*                       27,118           415
   Transaction Systems
     Architects, Cl A*                 20,271           399
   Veritas Software*                   13,129           499
   WebEx Communications*               18,580           367
                                                   --------
                                                      4,728
                                                   --------
CONSUMER CYCLICALS (11.1%)
   Applebees International              5,578           216
   Autozone*                            2,433           233
   Bed Bath & Beyond*                   5,548           234
   Best Buy                             4,034           250
   Chico's FAS*                         5,536           212
   Coach*                               5,750           229
   Deere                                4,706           288
   Dollar General                      10,501           222
   Duane Reade*                        13,441           187
   Fortune Brands                       3,608           247
   Gap                                 12,316           265
   Harman International Industries      1,647           224
   Hasbro                              10,741           238
   HOT Topic*                           7,157           213
   Johnson Controls                     2,188           239
   K-Swiss, Cl A                        4,654           227
   Lowe's                               4,014           234
   Pacific Sunwear of California*       9,022           205
   Performance Food Group*              4,816           189
   RadioShack                           7,867           245
   Regis                                5,434           223
   Staples*                             8,842           240
   Tiffany                              4,962           225
                                                   --------
                                                      5,285
                                                   --------
CONSUMER STAPLES (3.9%)
   Adolph Coors, Cl B                   4,840           267
   Anheuser-Busch                       5,468           283
   Corn Products International          5,343           185
   Dean Foods*                          5,963           196
   Kroger*                             15,436           291
   PepsiAmericas                       11,927           187
   Ruddick                             11,255           190
   Supervalu                           10,678           276
                                                   --------
                                                      1,875
                                                   --------
ENERGY (3.0%)
   CARBO Ceramics                       1,652            72
   ChevronTexaco                        2,322           174
   Devon Energy                         3,581           177

--------------------------------------------------------------------------------
                                                                     (UNAUDITED)


--------------------------------------------------------------------------------

                                       SHARES       VALUE (000)
--------------------------------------------------------------------------------
ENERGY -- CONTINUED
   Exxon Mobil                          4,707       $   170
   FMC Technologies*                    3,410            73
   Newfield Exploration*                1,739            71
   Occidental Petroleum                 4,893           180
   Patina Oil & Gas                     1,636            73
   Plains Resources*                    5,259            82
   Pogo Producing                       1,641            72
   Prima Energy*                        2,426            72
   Stone Energy*                        1,909            71
   Swift Energy*                        4,957            70
   XTO Energy                           2,931            74
                                                   --------
                                                      1,431
                                                   --------
FINANCE (19.4%)
   ACE                                  9,065           331
   Allstate                             8,127           328
   AMBAC Financial Group                4,552           313
   Bank of America                      4,256           321
   Bear Stearns                         4,212           305
   Chubb                                4,825           316
   Countrywide Financial                3,050           322
   Everest Re Group Ltd.                5,447           448
   Fidelity National Financial         14,723           520
   First American                      15,921           471
   Flagstar Bancorp                    20,113           445
   Irwin Financial                     16,323           494
   John Hancock Financial Services      9,065           333
   JP Morgan Chase                      8,965           317
   Landamerica Financial Group          9,046           465
   Lehman Brothers Holdings             4,469           323
   Lincoln National                     8,127           319
   MBNA                                12,976           318
   Merrill Lynch                        5,417           307
   Metlife                             10,315           337
   New Century Financial               12,176           463
   Stancorp Financial Group             7,174           449
   Stewart Information Services*       14,124           546
   Zenith National Insurance           15,069           492
                                                   --------
                                                      9,283
                                                   --------
HEALTH CARE (6.6%)
   Amgen*                               2,999           172
   Biomet                               5,134           184
   Bristol-Myers Squibb                 7,354           194
   C.R. Bard                            2,318           175
   Cooper                               3,834           175
   Coventry Health Care*                3,049           183
   Dentsply International               3,782           170
   Genzyme*                             4,003           187
   Health Net*                          5,280           173
   Henry Schein*                        2,685           181
   Hillenbrand Industries               2,808           161
   Johnson & Johnson                    3,715           183


--------------------------------------------------------------------------------

                                       SHARES       VALUE (000)
--------------------------------------------------------------------------------
HEALTH CARE -- CONTINUED
   Lincare Holdings*                    4,321       $   129
   Mid Atlantic Medical Services*       2,826           174
   Stryker                              2,285           185
   Techne*                              4,793           173
   UnitedHealth Group                   3,140           169
   WellPoint Health Networks*           2,078           194
                                                   --------
                                                      3,162
                                                   --------
SEMICONDUCTORS (6.8%)
   Broadcom, Cl A*                     14,755           537
   ESS Technology*                     28,668           478
   Micrel*                             24,323           416
   National Semiconductor*             11,682           522
   Sanmina-SCI*                        46,725           570
   Silicon Laboratories*                7,418           364
   Standard Microsystems*              13,423           360
                                                   --------
                                                      3,247
                                                   --------
SERVICES (2.8%)
   Cendant*                            13,772           305
   Coinstar*                           13,231           223
   Consolidated Graphics*               6,900           207
   United Rentals*                     11,167           207
   URS*                                 8,861           202
   US Oncology*                        17,020           173
                                                   --------
                                                      1,317
                                                   --------
TECHNOLOGY (9.9%)
   Apple Computer*                     20,723           434
   CACI International, Cl A*            8,124           404
   Corning*                            42,938           492
   EMC*                                34,288           471
   Filenet*                            15,089           395
   Intel                               14,487           484
   j2 Global Communications*           14,132           402
   Monsanto                            11,292           306
   Sandisk*                             5,075           410
   Texas Instruments                   16,491           491
   Trimble Navigation Ltd.*            14,489           440
                                                   --------
                                                      4,729
                                                   --------
TRANSPORTATION (2.4%)
   Atlantic Coast
     Airlines Holdings*                17,561           192
   JB Hunt Transport Services*          7,576           198
   Northrop Grumman                     3,172           294
   Ryder System                         9,410           294
   Skywest                             10,499           181
                                                   --------
                                                      1,159
                                                   --------
Total Common Stock
     (Cost $42,646)                                  46,663
                                                   --------

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
STI CLASSIC EQUITY FUNDS  NOVEMBER 30, 2003


STRATEGIC QUANTITATIVE EQUITY FUND--CONCLUDED
--------------------------------------------------------------------------------
                                    FACE AMOUNT
                                        (000)       VALUE (000)
--------------------------------------------------------------------------------
REPURCHASE AGREEMENT (2.2%)
   Morgan  Stanley
     0.995%, dated 11/28/03, to be
     repurchased on 12/01/03,
     repurchase price $1,032,157,
     (collateralized by U.S. Treasury
     Obligations total market
     value $1,052,800) (C)             $1,029       $ 1,029
                                                    -------
Total Repurchase Agreement
     (Cost $1,029)                                    1,029
                                                    -------
Total Investments (99.9%)
   (Cost $43,675)                                    47,692
                                                    -------
OTHER ASSETS AND LIABILITIES (0.1%)
Investment Advisory Fees Payable                        (36)
Administration Fees Payable                              (2)
Other Assets and Liabilities, Net                        83
                                                    -------
TOTAL OTHER ASSETS AND LIABILITIES                       45
                                                    -------


--------------------------------------------------------------------------------

                                                    VALUE (000)
--------------------------------------------------------------------------------
NET ASSETS:
Paid in Capital -- T Shares
   (unlimited  authorization -- no par value)
   based on 3,955,305 outstanding shares
   of beneficial interest                           $42,105
Paid in Capital -- A Shares
   (unlimited  authorization -- no par value)
   based on 3,534 outstanding shares
   of beneficial interest                                41
Paid in Capital -- L Shares
   (unlimited  authorization -- no par value)
   based on 52,335 outstanding shares
   of beneficial interest                               604
Accumulated net investment loss                         (20)
Accumulated net realized gain on investments            990
Net unrealized appreciation on investments            4,017
                                                    -------
Total Net Assets (100.0%)                           $47,737
                                                    =======
Net Asset Value, Offering and Redemption
   Price Per Share -- T Shares
   ($47,073,275 / 3,955,305 shares)                  $11.90
                                                    =======
Net Asset Value and Redemption
   Price Per Share -- A Shares
   ($42,040 / 3,534 shares)                          $11.90
                                                    =======
Maximum Offering Price Per Share --
   A Shares ($11.90 / 96.25%)                        $12.36
                                                    =======
Net Asset Value and Offering
   Price Per Share -- L Shares (1)
   ($621,985 / 52,335 shares)                        $11.88
                                                    =======
    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
      FOR DESCRIPTIONS OF ABBREVIATIONS AND FOOTNOTES, PLEASE SEE PAGE 48.

--------------------------------------------------------------------------------
                                                                     (UNAUDITED)

TAX SENSITIVE GROWTH STOCK FUND
--------------------------------------------------------------------------------

                                       SHARES     VALUE (000)
--------------------------------------------------------------------------------
COMMON STOCK (99.8%)
CAPITAL GOODS (8.1%)
   3M                                  75,132     $   5,938
   Applied Materials*                 170,606         4,146
   Danaher                             40,000         3,328
   General Electric                   245,844         7,048
   Masco                               61,600         1,676
                                                  ---------
                                                     22,136
                                                  ---------
COMMUNICATION SERVICES (3.0%)
   COX Communications, Cl A* (D)      124,300         4,214
   Qualcomm                            89,500         3,987
                                                  ---------
                                                      8,201
                                                  ---------
COMPUTER SOFTWARE (1.5%)
   Veritas Software*                  107,000         4,068
                                                  ---------
CONSUMER CYCLICALS (19.9%)
   Bed Bath & Beyond*                 175,100         7,396
   Coach*                             230,000         9,163
   Costco Wholesale*                   80,000         2,866
   Gap                                108,100         2,324
   Harley-Davidson (D)                 65,100         3,071
   Home Depot                         120,000         4,411
   Lowe's                             125,000         7,287
   Target                              35,500         1,375
   Wal-Mart Stores                    171,881         9,563
   Walgreen                            66,339         2,442
   Walt Disney                        189,500         4,376
                                                  ---------
                                                     54,274
                                                  ---------
CONSUMER STAPLES (7.8%)
   Anheuser-Busch                      50,000         2,591
   Gillette                            87,000         2,935
   PepsiCo                            135,000         6,496
   Procter & Gamble                    70,000         6,737
   Starbucks*                          79,800         2,559
                                                  ---------
                                                     21,318
                                                  ---------
ENERGY (2.7%)
   Apache                              39,875         2,863
   Schlumberger                        93,800         4,401
                                                  ---------
                                                      7,264
                                                  ---------
FINANCE (13.4%)
   Aflac                              166,000         5,971
   American Express                   121,180         5,539
   American International Group        68,477         3,968
   Bank of America                     62,371         4,705
   Citigroup                          105,946         4,984
   Fannie Mae                          57,621         4,033
   MBNA                               148,700         3,646


--------------------------------------------------------------------------------

                                       SHARES     VALUE (000)
--------------------------------------------------------------------------------
FINANCE -- CONTINUED
   Progressive                         23,100     $   1,804
   State Street                        40,700         2,074
                                                  ---------
                                                     36,724
                                                  ---------
HEALTH CARE (18.1%)
   Allergan                            25,000         1,868
   Amgen*                             105,900         6,090
   Biomet                             149,600         5,351
   Health Management
     Associates, Cl A                 105,000         2,699
   Johnson & Johnson                  166,732         8,218
   Medtronic                           92,063         4,161
   Pfizer                             366,093        12,283
   UnitedHealth Group                 129,100         6,959
   Wyeth                               42,640         1,680
                                                  ---------
                                                     49,309
                                                  ---------
SEMICONDUCTORS (2.5%)
   Analog Devices*                     40,500         2,015
   Xilinx*                            125,000         4,699
                                                  ---------
                                                      6,714
                                                  ---------
SERVICES (1.2%)
   eBay*                               25,000         1,396
   United Parcel Service, Cl B         26,600         1,936
                                                  ---------
                                                      3,332
                                                  ---------
TECHNOLOGY (21.6%)
   Affiliated Computer Services,
     Cl A* (D)                         80,000         4,011
   Apple Computer*                    172,300         3,604
   Cisco Systems*                     430,079         9,746
   Dell*                              200,000         6,900
   EMC*                               327,100         4,494
   Intel                              330,886        11,062
   International Business Machines     24,985         2,262
   Microsoft                          399,056        10,256
   Oracle*                            555,808         6,675
                                                  ---------
                                                     59,010
                                                  ---------
Total Common Stock
     (Cost $204,347)                                272,350
                                                  ---------
SHORT-TERM INVESTMENT (3.1%)
   Boston Global Investment Trust --
     Enhanced Portfolio (A)         8,556,625         8,557
                                                  ---------
Total Short-Term Investment
     (Cost $8,557)                                    8,557
                                                  ---------

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
STI CLASSIC EQUITY FUNDS  NOVEMBER 30, 2003


TAX SENSITIVE GROWTH STOCK FUND--CONCLUDED
--------------------------------------------------------------------------------
                                     FACE AMOUNT
                                        (000)     VALUE (000)
--------------------------------------------------------------------------------
REPURCHASE AGREEMENT (0.3%)
   Bank of New York
     1.050%, dated 11/28/03, to be
     repurchased on 12/01/03,
     repurchase price $803,930,
     (collateralized by U.S. Treasury
     Obligations total market
     value $820,840) (C)                 $804     $     804
                                                  ---------
Total Repurchase Agreement
     (Cost $804)                                        804
                                                  ---------
Total Investments (103.2%)
   (Cost $213,708)                                  281,711
                                                  ---------
OTHER ASSETS AND LIABILITIES (-3.2%)
Payable upon Return of Securities Loaned             (8,557)
Investment Advisory Fees Payable                       (260)
Administration Fees Payable                             (16)
Distribution Fees Payable                               (79)
Custodian Fees Payable                                   (5)
Other Assets and Liabilities, Net                       274
                                                  ---------
TOTAL OTHER ASSETS AND LIABILITIES                   (8,643)
                                                  ---------


--------------------------------------------------------------------------------

                                                  VALUE (000)
--------------------------------------------------------------------------------
NET ASSETS:
Paid in Capital -- T Shares
   (unlimited authorization -- no par value)
   based on 7,366,139 outstanding shares
   of beneficial interest                          $265,438
Paid in Capital -- A Shares
   (unlimited authorization -- no par value)
   based on 10,587 outstanding shares
   of beneficial interest                               234
Paid in Capital -- L Shares
   (unlimited authorization -- no par value)
    based on 5,002,629 outstanding shares
   of beneficial interest                           202,530
Accumulated net investment loss                      (1,747)
Accumulated net realized loss on investments       (261,390)
Net unrealized appreciation on investments           68,003
                                                  ---------
Total Net Assets (100.0%)                         $ 273,068
                                                  =========
Net Asset Value, Offering and Redemption
   Price Per Share -- T Shares
   ($165,815,446 / 7,366,139 shares)                 $22.51
                                                  =========
Net Asset Value and Redemption
   Price Per Share -- A Shares
   ($238,270 / 10,587 shares)                        $22.51
                                                  =========
Maximum Offering Price Per Share --
   A Shares ($22.51 / 96.25%)                        $23.39
                                                  =========
Net Asset Value and Offering
   Price Per Share -- L Shares (1)
   ($107,013,924 / 5,002,629 shares)                 $21.39
                                                  =========
    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
      FOR DESCRIPTIONS OF ABBREVIATIONS AND FOOTNOTES, PLEASE SEE PAGE 48.

--------------------------------------------------------------------------------
                                                                     (UNAUDITED)


VALUE INCOME STOCK FUND
--------------------------------------------------------------------------------

                                       SHARES      VALUE (000)
--------------------------------------------------------------------------------
COMMON STOCK (94.7%)
BASIC MATERIALS (9.4%)
   Alcoa                              267,900      $  8,790
   Bemis                               88,500         4,027
   E.I. du Pont de Nemours            307,600        12,753
   International Flavors &
     Fragrances (D)                   180,000         5,844
   International Paper                326,000        12,130
   Nucor                              158,400         8,888
   PPG Industries                     169,500         9,911
   Rohm & Haas (D)                    238,300         9,568
   Vulcan Materials                   103,800         4,616
                                                  ---------
                                                     76,527
                                                  ---------
CAPITAL GOODS (12.7%)
   Boeing                             116,000         4,453
   Dover                              211,800         8,131
   Emerson Electric                   205,400        12,538
   General Electric                   426,900        12,239
   Honeywell International            410,900        12,200
   Lockheed Martin                    179,900         8,265
   Masco (D)                          299,300         8,141
   Pall                               161,400         4,135
   Parker Hannifin                    160,900         8,848
   Rockwell Collins                   151,100         4,063
   Sonoco Products                    190,200         4,070
   Teleflex                           140,700         6,438
   W.W. Grainger                      218,900        10,126
                                                  ---------
                                                    103,647
                                                  ---------
COMMUNICATION SERVICES (7.4%)
   Alltel                             253,900        11,530
   BellSouth                          516,500        13,444
   Harris                             239,300         9,278
   SBC Communications                 567,900        13,221
   Verizon Communications             387,810        12,708
                                                  ---------
                                                     60,181
                                                  ---------
CONSUMER CYCLICALS (12.6%)
   Colgate-Palmolive                  229,500        12,049
   Gannett                            146,600        12,696
   Genuine Parts                      227,300         7,155
   Leggett & Platt                    402,600         8,189
   Limited Brands                     657,500        11,782
   Mattel                             428,200         8,667
   May Department Stores (D)          291,100         8,631
   McGraw-Hill                        151,500        10,378
   Newell Rubbermaid                  175,300         4,009
   VF                                 248,400        10,251
   Walt Disney                        378,000         8,728
                                                  ---------
                                                    102,535
                                                  ---------

--------------------------------------------------------------------------------

                                       SHARES      VALUE (000)
--------------------------------------------------------------------------------
CONSUMER STAPLES (5.4%)
   Clorox                             185,700      $  8,713
   HJ Heinz                           294,100        10,617
   Kimberly-Clark                     223,100        12,096
   Kraft Foods, Cl A (D)              129,700         4,108
   PepsiCo                            170,100         8,185
                                                  ---------
                                                     43,719
                                                  ---------
ENERGY (7.5%)
   BP ADR                             283,900        12,120
   Diamond Offshore Drilling          468,000         8,213
   Exxon Mobil                        447,100        16,171
   GlobalSantaFe                      373,100         8,022
   Schlumberger                       160,500         7,531
   Tidewater                          313,800         8,664
                                                  ---------
                                                     60,721
                                                  ---------
FINANCE (25.5%)
   Allstate                           201,900         8,153
   American Express                   170,800         7,807
   American International Group       191,204        11,080
   Bank of America                    214,400        16,172
   Bank of New York                   291,700         8,949
   Bank One                           291,600        12,644
   Citigroup                          343,900        16,177
   Comerica                           237,000        12,360
   Hartford Financial
     Services Group                   153,300         8,431
   Keycorp                            465,100        12,925
   Lehman Brothers Holdings           185,300        13,381
   Merrill Lynch                      207,000        11,747
   Nationwide Financial
     Services, Cl A                   270,100         8,816
   Safeco                             364,000        13,625
   Travelers Property
     Casualty, Cl A                   499,300         7,789
   US Bancorp                         430,600        11,932
   Wachovia                           265,400        12,142
   Wells Fargo                        237,100        13,593
                                                  ---------
                                                    207,723
                                                  ---------
HEALTH CARE (6.3%)
   Abbott Laboratories                389,800        17,229
   Becton Dickinson                   223,500         8,947
   Johnson & Johnson                  272,600        13,437
   Wyeth                              296,100        11,666
                                                  ---------
                                                     51,279
                                                  ---------
TECHNOLOGY (5.3%)
   Automatic Data Processing          160,000         6,117
   Hewlett-Packard                    402,700         8,735
   Koninklijke Philips Electronics    312,400         8,878
   Motorola                           625,100         8,776

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
STI CLASSIC EQUITY FUNDS  NOVEMBER 30, 2003


VALUE INCOME STOCK FUND--CONCLUDED
--------------------------------------------------------------------------------
                                     SHARES/FACE
                                    AMOUNT (000)  VALUE (000)
--------------------------------------------------------------------------------
TECHNOLOGY -- CONTINUED
   Pitney Bowes                       265,800     $  10,566
                                                  ---------
                                                     43,072
                                                  ---------
TRANSPORTATION (1.1%)
   Norfolk Southern                   413,300         8,849
                                                  ---------
UTILITIES (1.5%)
   FPL Group (D)                       65,100         4,137
   Progress Energy                    189,100         8,286
                                                  ---------
                                                     12,423
                                                  ---------
Total Common Stock
     (Cost $688,593)                                770,676
                                                  ---------
SHORT-TERM INVESTMENT (1.7%)
   Boston Global Investment Trust --
     Enhanced Portfolio (A)        14,335,825        14,336
                                                  ---------
Total Short-Term Investment
     (Cost $14,336)                                  14,336
                                                  ---------
REPURCHASE AGREEMENTS (5.1%)
   Bank of New York
     1.030%, dated 11/28/03, to be
     repurchased on 12/01/03,
     repurchase price $26,536,324,
     (collateralized by U.S. Treasury
     Obligations total market
     value $27,065,555) (C)           $26,534        26,534
   Morgan Stanley
     0.995%, dated 11/28/03, to be
     repurchased on 12/01/03,
     repurchase price $14,957,956,
     (collateralized by U.S. Treasury
     Obligations, total market
     value $15,257,115) (C)            14,955        14,955
                                                   --------
Total Repurchase Agreements
     (Cost $41,489)                                  41,489
                                                   --------
Total Investments (101.5%)
   (Cost $744,418)                                  826,501
                                                   --------
OTHER ASSETS AND LIABILITIES (-1.5%)
Payable upon Return of Securities Loaned            (14,336)
Investment Advisory Fees Payable                       (532)
Administration Fees Payable                             (47)
Distribution Fees Payable                               (61)
Custodian Fees Payable                                  (14)
Transfer Agent Shareholder Servicing Fees Payable        (1)
Other Assets and Liabilities, Net                     2,421
                                                   --------
TOTAL OTHER ASSETS AND LIABILITIES                  (12,570)
                                                   --------

--------------------------------------------------------------------------------

                                                   VALUE (000)
--------------------------------------------------------------------------------
NET ASSETS:
Paid in Capital -- T Shares
   (unlimited  authorization -- no par value)
   based on 65,068,389 outstanding shares
   of beneficial interest                          $781,148
Paid in Capital -- A Shares
   (unlimited authorization -- no par value)
   based on 6,713,057 outstanding shares
   of beneficial interest                            86,961
Paid in Capital -- L Shares
   (unlimited authorization -- no par value)
   based on 5,460,795 outstanding shares
   of beneficial interest                            99,672
Undistributed net investment income                   1,901
Accumulated net realized loss on investments       (237,834)
Net unrealized appreciation on investments           82,083
                                                  ---------
Total Net Assets (100.0%)                         $ 813,931
                                                  =========
Net Asset Value, Offering and Redemption
   Price Per Share -- T Shares
   ($686,485,402 / 65,068,389 shares)                $10.55
                                                  =========
Net Asset Value and Redemption
   Price Per Share -- A Shares
   ($70,610,468 / 6,713,057 shares)                  $10.52
                                                  =========
Maximum Offering Price Per Share --
   A Shares ($10.52 / 96.25%)                        $10.93
                                                  =========
Net Asset Value and Offering
   Price Per Share -- L Shares (1)
   ($56,835,489 / 5,460,795 shares)                  $10.41
                                                  =========

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
      FOR DESCRIPTIONS OF ABBREVIATIONS AND FOOTNOTES, PLEASE SEE PAGE 48.

SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
                                                                     (UNAUDITED)

VANTAGE FUND
--------------------------------------------------------------------------------

                                       SHARES       VALUE (000)
--------------------------------------------------------------------------------
COMMON STOCK (62.7%)
BASIC MATERIALS (7.4%)
   American Standard*                   1,300        $  130
   Newmont Mining                       1,500            72
   Weyerhaeuser+                        1,500            85
                                                    -------
                                                        287
                                                    -------
CAPITAL GOODS (15.1%)
   American Power Conversion            2,000            44
   Cooper Industries Ltd., Cl A         2,000           107
   Crane                                3,500           102
   Hubbell, Cl B+                       3,100           136
   Parker Hannifin                      1,800            99
   Trinity Industries+                  3,800            99
                                                    -------
                                                        587
                                                    -------
COMMUNICATION SERVICES (1.6%)
   Alcatel ADR*                         2,000            26
   Utstarcom*                           1,000            38
                                                    -------
                                                         64
                                                    -------
COMPUTER SOFTWARE (1.3%)
   BEA Systems*                         4,000            51
                                                    -------
CONSUMER CYCLICALS (9.4%)
   Autozone*                              500            48
   Kenneth Cole Productions, Cl A       2,300            69
   New York Times, Cl A                 1,500            69
   Tiffany                              1,500            68
   Urban Outfitters*+                   1,000            39
   Walgreen                             2,000            73
                                                    -------
                                                        366
                                                    -------
ENERGY (5.5%)
   ENSCO International                  2,000            51
   Nabors Industries, Ltd.*             2,000            74
   Patina Oil & Gas                     2,000            90
                                                    -------
                                                        215
                                                    -------
FINANCE (2.7%)
   American Express+                    2,300           105
                                                    -------
SERVICES (7.0%)
   Accenture Ltd., Cl A*+               5,500           137
   Getty Images*                        1,500            65
   Interpublic Group
     of Companies*                      5,000            71
                                                    -------
                                                        273
                                                    -------


--------------------------------------------------------------------------------

                                       SHARES       VALUE (000)
--------------------------------------------------------------------------------
TECHNOLOGY (7.1%)
   CACI International, Cl A*              500        $   25
   International Business Machines      1,000            91
   Microsoft                            2,500            64
   SAP ADR                              2,500            96
                                                     ------
                                                        276
                                                     ------
TRANSPORTATION (5.6%)
   Airtran Holdings*+                   4,700            69
   Expeditors International
     Washington                         1,800            70
   Swift Transportation*                4,000            80
                                                     ------
                                                        219
                                                     ------
Total Common Stock
     (Cost $2,246)                                    2,443
                                                     ------
Total Investments (62.7%)
   (Cost $2,246)                                     $2,443
                                                     ======
SECURITIES SOLD SHORT (-19.9%)
CAPITAL GOODS (-1.9%)
   Eastman Kodak                       (3,000)       $  (73)
                                                     ------
CONSUMER CYCLICALS (-1.2%)
   TJX                                 (2,000)          (45)
                                                     ------
CONSUMER STAPLES (-1.6%)
   Anheuser-Busch                      (1,200)          (62)
                                                     ------
EXCHANGE TRADED FUND (-4.4%)
   iShares Lehman                      (2,000)         (171)
                                                     ------
FINANCE (-5.0%)
   Fannie Mae                          (1,200)          (84)
   Freddie Mac                         (2,000)         (109)
                                                     ------
                                                       (193)
                                                     ------
HEALTH CARE (-1.0%)
   Merck                               (1,000)          (41)
                                                     ------
SERVICES (-3.0%)
   Cendant*                            (3,000)          (66)
   Lamar Advertising*                  (1,500)          (53)
                                                     ------
                                                       (119)
                                                     ------
TRANSPORTATION (-1.8%)
   Carnival                            (2,000)          (70)
                                                     ------
Total Securities Sold Short
     (Proceeds $(769))                               $ (774)
                                                     ======

PERCENTAGES ARE BASED ON NET ASSETS OF $3,896,087.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
      FOR DESCRIPTIONS OF ABBREVIATIONS AND FOOTNOTES, PLEASE SEE PAGE 48.

--------------------------------------------------------------------------------


                   KEY TO ABBREVIATIONS AND FOOTNOTES USED IN
                        THE STATEMENTS OF NET ASSETS AND
                             SCHEDULE OF INVESTMENTS

ADR     American Depositary Receipt
Cl      Class
FHLB    Federal Home Loan Bank
FHLMC   Federal Home Loan Mortgage Corporation
FNMA    Federal National Mortgage Association
GNMA    Government National Mortgage Association
LP      Limited Partnership
Ltd.    Limited
MTN     Medium Term Note
PLC     Public Limited Company
REIT    Real Estate Investment Trust
Ser     Series
SPDR    Standard & Poor's Depository Receipt

*       Non-income producing security

+       All or a portion of this security is held as collateral for short sales.

(A) This security was purchased with cash collateral held from securities lending (see Note 8 in Notes to Financial Statements).

(B) Securities considered illiquid and restricted (not readily marketable). Securities fair valued using methods determined in good faith according to procedures adopted by the Valuation Committee of the Board of Trustees. The total value of the securities were 0.10% and 1.28% of net assets for the International Equity Index and Small Cap Growth Stock Funds, respectively. (see Note 2 in Notes to Financial Statements).

(C)     Tri-Party Repurchase Agreement

(D) This security or a partial position of the security was on loan at November 30, 2003 (see Note 8 in Notes to Financial Statements). The total value of securities on loan at November 30, 2003 was $38,408,953, $54,209,444, $27,934,835, $1,504,904, $9,893,517,
        $25,331,256, $18,248,921, $18,347,830, $179,847,710, $85,597,181,
        $8,381,171 and $13,971,102 for the Balanced Fund, Capital Appreciation Fund, Growth and Income Fund, Information and Technology Fund, International Equity Fund, International Equity Index Fund, Mid-Cap Equity Fund, Mid Cap Value Equity Fund, Small Cap Growth Stock Fund, Small Cap Value Equity Fund, Tax Sensitive Growth Stock Fund and Value Income Stock Fund, respectively.

(E) Securities sold within terms of a private placement memorandum, exempt from registration under section 144a of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors."

(1) The L Shares and B Shares have a contingent deferred sales charge. For a description of a possible sales charge, see Note 2 in Notes to Financial Statements.

Amounts designated as "--" are either $0 or have been rounded to $0.
48

STATEMENT OF ASSETS AND LIABILITIES (000)
------------------------------------------------------------------------------------------------------------------------------------
STI CLASSIC EQUITY FUNDS NOVEMBER 30, 2003                                                                               (UNAUDITED)


                                                                                                                            VANTAGE
                                                                                                                              FUND
                                                                                                                           ---------
Assets:
   Investments at Market Value (Cost $2,246) ..............................................................................  $2,443
   Cash ...................................................................................................................   1,668
   Deposits with Brokers for Securities Sold Short -- (See Note 2) ........................................................     567
   Accrued Income .........................................................................................................       2
                                                                                                                             ------
   Total Assets ...........................................................................................................   4,680
                                                                                                                             ------
Liabilities:
   Securities Sold Short at Value (Proceeds $769) -- (See Note 2) .........................................................     774
   Investment Advisory Fees Payable .......................................................................................       5
   Accrued Expenses .......................................................................................................       5
                                                                                                                             ------
   Total Liabilities ......................................................................................................     784
                                                                                                                             ------
   Total Net Assets .......................................................................................................  $3,896
                                                                                                                             ======
Net Assets:
   Paid in Capital-- T Shares (unlimited authorization --
     no par value) based on 358,641 outstanding shares of beneficial interest .............................................  $4,574
   Paid in Capital-- L Shares (unlimited authorization --
     no par value) based on 80,133 outstanding shares of beneficial interest ..............................................     842
   Accumulated net investment loss ........................................................................................     (26)
   Accumulated net realized loss on investments ...........................................................................  (1,686)
   Net unrealized appreciation on investments and securities sold short ...................................................     192
                                                                                                                             ------
   Total Net Assets .......................................................................................................  $3,896
                                                                                                                             ======
Net Asset Value, Offering and Redemption
   Price Per Share -- T Shares
   ($3,189,510 / 358,641 shares) ..........................................................................................   $8.89
                                                                                                                             ======
Net Asset Value and Offering
   Price Per Share -- L Shares (1)
   ($706,577 / 80,133 shares) .............................................................................................   $8.82
                                                                                                                             ======

(1) The L Shares have a contingent deferred sales charge. For a description of a possible sales charge, see Note 2 in Notes to
    Financial Statements.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

STATEMENTS OF OPERATIONS (000)
-----------------------------------------------------------------------------------------------------------------
STI CLASSIC EQUITY FUNDS FOR THE SIX MONTH PERIOD ENDED NOVEMBER 30, 2003


                                                                                                       CAPITAL
                                                                                   BALANCED          APPRECIATION
                                                                                     FUND               FUND
                                                                                   --------          ------------
Income:
   Interest Income ...............................................................  $ 3,134            $   177
   Dividend Income* ..............................................................      674              6,276
   Security Lending Income .......................................................       38                 96
   Less: Foreign Taxes Withheld ..................................................       --                 --
                                                                                    -------            -------
   Total Income ..................................................................    3,846              6,549
                                                                                    -------            -------
Expenses:
   Investment Advisory Fees ......................................................    1,517              7,932
   Administration Fees ...........................................................      110                475
   Distribution Fees -- A Shares ..................................................      12                487
   Distribution Fees -- L Shares ..................................................     356                500
   Distribution Fees -- B Shares ..................................................      --                 --
   Custody Fees ..................................................................        6                 28
   Transfer Agent Shareholder Servicing Fees .....................................        4                 18
   Transfer Agent Fees -- T Shares ................................................       8                  8
   Transfer Agent Fees -- A Shares ................................................      10                 55
   Transfer Agent Fees -- L Shares ................................................      47                 95
   Transfer Agent Fees -- B Shares ................................................      --                 --
   Transfer Agent Out of Pocket Fees .............................................        7                 27
   Registration Fees .............................................................        5                 23
   Professional Fees .............................................................        5                 23
   Printing Fees .................................................................        4                 17
   Trustee Fees ..................................................................        1                  6
   Other Fees ....................................................................        5                 20
                                                                                    -------            -------
   Total Expenses ................................................................    2,097              9,714
                                                                                    -------            -------
     Less: Investment Advisory Fees Waived .......................................      (45)              (138)
     Less: Distribution Fees Waived -- A Shares ..................................       (8)               (71)
     Less: Distribution Fees Waived -- L Shares ..................................      (20)               (31)
     Less: Distribution Fees Waived -- B Shares ..................................       --                 --
                                                                                    -------            -------
   Net Expenses ..................................................................    2,024              9,474
                                                                                    -------            -------
   Net Investment Income (Loss) ..................................................    1,822             (2,925)
                                                                                    -------            -------
Net Realized and Unrealized Gain (Loss) on Investments:
   Net Realized Gain on Securities Sold* .........................................    9,940             89,166
   Net Realized Gain on Foreign Currency Transactions ............................       --                 --
   Net Change in Unrealized Appreciation (Depreciation) on Foreign Currency and
     Translation of Other Assets and Liabilities in Foreign Currency .............       --                 --
   Net Change in Unrealized Appreciation (Depreciation) on Investments* ..........   (6,739)             1,171
                                                                                    -------            -------
   Total Net Realized and Unrealized Gain on Investments .........................    3,201             90,337
                                                                                    -------            -------
   Net Increase in Net Assets from Operations ....................................  $ 5,023            $87,412
                                                                                    =======            =======

* Dividend income, net realized gain on securities sold and net change in   unrealized appreciation on investments for the Life
  Vision Funds are attributable to the underlying investments in affiliated investment companies.

Amounts designated as "--" are either $0 or have been rounded to $0.

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         (UNAUDITED)

                                                                                   GROWTH AND   INFORMATION AND     INTERNATIONAL
                                                                                     INCOME       TECHNOLOGY           EQUITY
                                                                                     FUND            FUND               FUND
                                                                                    -------     ---------------     -------------
Income:
   Interest Income ...............................................................  $    60         $    3           $      2
   Dividend Income* ..............................................................    8,334             17              2,457
   Security Lending Income .......................................................       41             45                 95
   Less: Foreign Taxes Withheld ..................................................       (6)            --               (283)
                                                                                    -------         ------           --------
   Total Income ..................................................................    8,429             65              2,271
                                                                                    -------         ------           --------
Expenses:
   Investment Advisory Fees ......................................................    3,512            101              1,380
   Administration Fees ...........................................................      268              6                 76
   Distribution Fees -- A Shares .................................................       49             --                 12
   Distribution Fees -- L Shares .................................................      411             36                 31
   Distribution Fees -- B Shares .................................................       --             --                 --
   Custody Fees ..................................................................       16              4                 97
   Transfer Agent Shareholder Servicing Fees .....................................        9             --                  3
   Transfer Agent Fees -- T Shares ...............................................        8              8                  8
   Transfer Agent Fees -- A Shares ...............................................       24             --                 12
   Transfer Agent Fees -- L Shares ...............................................       76             26                 16
   Transfer Agent Fees -- B Shares ...............................................       --             --                 --
   Transfer Agent Out of Pocket Fees .............................................       17              1                  4
   Registration Fees .............................................................       13              1                  4
   Professional Fees .............................................................       13              1                  3
   Printing Fees .................................................................        9             --                  3
   Trustee Fees ..................................................................        4             --                  1
   Other Fees ....................................................................        8             --                  2
                                                                                    -------         ------           --------
   Total Expenses ................................................................    4,437            184              1,652
                                                                                    -------         ------           --------
     Less: Investment Advisory Fees Waived .......................................       --             --                 --
     Less: Distribution Fees Waived -- A Shares ..................................      (36)            --                 (9)
     Less: Distribution Fees Waived -- L Shares ..................................     (101)           (26)               (12)
     Less: Distribution Fees Waived -- B Shares ..................................       --             --                 --
                                                                                    -------         ------            -------
   Net Expenses ..................................................................    4,300            158              1,631
                                                                                    -------         ------            -------
   Net Investment Income (Loss) ..................................................    4,129            (93)               640
                                                                                    -------         ------            -------
Net Realized and Unrealized Gain (Loss) on Investments:
   Net Realized Gain on Securities Sold* .........................................   14,706          3,349              5,328
   Net Realized Gain on Foreign Currency Transactions                                    --             --                270
   Net Change in Unrealized Appreciation (Depreciation) on Foreign Currency and
     Translation of Other Assets and Liabilities in Foreign Currency .............       --             --               (108)
   Net Change in Unrealized Appreciation (Depreciation) on Investments* ..........   68,096            689             30,993
                                                                                    -------         ------            -------
   Total Net Realized and Unrealized Gain on Investments .........................   82,802          4,038             36,483
                                                                                    -------         ------            -------
   Net Increase in Net Assets from Operations ....................................  $86,931         $3,945            $37,123
                                                                                    =======         ======            =======





                                                                                 INTERNATIONAL      LIFE VISION
                                                                                     EQUITY       AGGRESSIVE GROWTH
                                                                                   INDEX FUND           FUND
                                                                                 --------------   -----------------
Income:
   Interest Income ...............................................................  $    --            $   --
   Dividend Income* ..............................................................    2,559                72
   Security Lending Income .......................................................      137                --
   Less: Foreign Taxes Withheld ..................................................     (272)               --
                                                                                    -------            ------
   Total Income ..................................................................    2,424                72
                                                                                    -------            ------
Expenses:
   Investment Advisory Fees ......................................................    1,330                42
   Administration Fees ...........................................................      102                12
   Distribution Fees -- A Shares .................................................       26                --
   Distribution Fees -- L Shares .................................................       18                --
   Distribution Fees -- B Shares .................................................       --                11
   Custody Fees ..................................................................      162                 1
   Transfer Agent Shareholder Servicing Fees .....................................        3                --
   Transfer Agent Fees -- T Shares ...............................................        8                 8
   Transfer Agent Fees -- A Shares ...............................................       11                --
   Transfer Agent Fees -- L Shares ...............................................       10                --
   Transfer Agent Fees -- B Shares ...............................................       --                 8
   Transfer Agent Out of Pocket Fees .............................................        7                 1
   Registration Fees .............................................................        5                --
   Professional Fees .............................................................        5                 1
   Printing Fees .................................................................        4                --
   Trustee Fees ..................................................................        1                --
   Other Fees ....................................................................        2                --
                                                                                    -------            ------
   Total Expenses ................................................................    1,694                84
                                                                                    -------            ------
     Less: Investment Advisory Fees Waived .......................................     (127)              (23)
     Less: Distribution Fees Waived -- A Shares ..................................       (4)               --
     Less: Distribution Fees Waived -- L Shares ..................................       (8)               --
     Less: Distribution Fees Waived -- B Shares ..................................       --               (11)
                                                                                    -------            ------
   Net Expenses ..................................................................    1,555                50
                                                                                    -------            ------
   Net Investment Income (Loss) ..................................................      869                22
                                                                                    -------            ------
Net Realized and Unrealized Gain (Loss) on Investments:
   Net Realized Gain on Securities Sold* .........................................      507               266
   Net Realized Gain on Foreign Currency Transactions ............................       93                --
   Net Change in Unrealized Appreciation (Depreciation) on Foreign Currency and
     Translation of Other Assets and Liabilities in Foreign Currency .............      151                --
   Net Change in Unrealized Appreciation (Depreciation) on Investments* ..........   56,240             3,665
                                                                                    -------            ------
   Total Net Realized and Unrealized Gain on Investments .........................   56,991             3,931
                                                                                    -------            ------
   Net Increase in Net Assets from Operations ....................................  $57,860            $3,953
                                                                                    =======            ======

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

STATEMENTS OF OPERATIONS (000)
------------------------------------------------------------------------------------------------------------------------------------
STI CLASSIC EQUITY FUNDS FOR THE SIX MONTH PERIOD ENDED NOVEMBER 30, 2003


                                                                  LIFE VISION      LIFE VISION       LIFE VISION
                                                                  CONSERVATIVE   GROWTH AND INCOME    MODERATE
                                                                      FUND             FUND          GROWTH FUND
                                                                  ------------   -----------------  -------------
Income:
   Dividend Income* ................................................ $ 30             $  521           $  914
   Interest Income .................................................   --                 --               --
   Security Lending Income .........................................   --                 --               --
   Less: Foreign Tax Withheld ......................................   --                 --               --
                                                                     ----             ------           ------
   Total Income ....................................................   30                521              914
                                                                     ----             ------           ------
Expenses:
   Investment Advisory Fees ........................................    3                 91              136
   Administration Fees .............................................    1                 25               37
   Distribution Fees -- A Shares ...................................   --                 --               --
   Distribution Fees -- L Shares ...................................   --                 --               --
   Distribution Fees -- B Shares ...................................   14                 24               35
   Custody Fees ....................................................   --                  1                2
   Transfer Agent Shareholder Servicing Fees .......................   --                  1                2
   Transfer Agent Fees -- T Shares .................................   --                  8                8
   Transfer Agent Fees -- A Shares .................................   --                 --               --
   Transfer Agent Fees -- L Shares .................................   --                 --               --
   Transfer Agent Fees -- B Shares .................................    8                 10               10
   Transfer Agent Out of Pocket Fees ...............................   --                  1                2
   Registration Fees ...............................................   --                  1                2
   Professional Fees ...............................................   --                  1                2
   Printing Fees ...................................................   --                  1                1
   Trustee Fees ....................................................   --                 --               --
   Dividends on Securities Sold Short ..............................   --                 --               --
   Other Fees ......................................................    1                  1                1
                                                                     ----             ------           ------
   Total Expenses ..................................................   27                165              238
                                                                     ----             ------           ------
     Less: Investment Advisory Fees Waived .........................   (2)               (41)             (58)
     Less: Distribution Fees Waived -- A Shares ....................   --                 --               --
     Less: Distribution Fees Waived/Reimbursed -- L Shares .........   --                 --               --
     Less: Distribution Fees Waived -- B Shares ....................  (12)               (15)             (18)
                                                                     ----             ------           ------
   Net Expenses ....................................................   13                109              162
                                                                     ----             ------           ------
   Net Investment Income (Loss) ....................................   17                412              752
                                                                     ----             ------           ------
Net Realized and Unrealized Gain (Loss) on Investments:
   Net Realized Gain on Securities Sold and Securities Sold Short* .    5              1,723            1,202
   Net Change in Unrealized Appreciation (Depreciation)
     on Investments and Securities Sold Short* .....................   90              5,363            7,543
                                                                     ----             ------           ------
   Total Net Realized and Unrealized Gain on Investments ...........   95              7,086            8,745
                                                                     ----             ------           ------
   Net Increase in Net Assets from Operations ...................... $112             $7,498           $9,497
                                                                     ====             ======           ======

*   Dividend income, net realized gain on securities sold and net change in     unrealized appreciation on investments for the
    Life Vision Funds are attributable to the underlying investments in affiliated investment companies.
(1) The Strategic  Quantitative Equity Fund commenced  operations on August 7, 2003.

Amounts designated as "--" are either $0 or have been rounded to $0.

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         (UNAUDITED)

                                                                   MID-CAP        MID CAP         SMALL CAP       SMALL CAP
                                                                    EQUITY      VALUE EQUITY     GROWTH STOCK    VALUE EQUITY
                                                                     FUND           FUND             FUND            FUND
                                                                   -------      ------------     ------------    ------------
Income:
   Dividend Income* .............................................  $ 1,622        $   967         $  1,499        $  4,573
   Interest Income ..............................................       30             51               63             112
   Security Lending Income ......................................       92             43              401             227
   Less: Foreign Tax Withheld ...................................       --             (6)              (7)            (35)
                                                                   -------        -------         --------        --------
   Total Income .................................................    1,744          1,055            1,956           4,877
                                                                   -------        -------         --------        --------
Expenses:
   Investment Advisory Fees .....................................      961            763            4,349           3,471
   Administration Fees ..........................................       57             42              260             208
   Distribution Fees -- A Shares ................................       28             --               66              --
   Distribution Fees -- L Shares ................................       68             33              161             197
   Distribution Fees -- B Shares ................................       --             --               --              --
   Custody Fees .................................................        6              4               38              17
   Transfer Agent Shareholder Servicing Fees ....................        2              1                9               8
   Transfer Agent Fees -- T Shares ..............................        8              8               11               8
   Transfer Agent Fees -- A Shares ..............................       14             --               19              --
   Transfer Agent Fees -- L Shares ..............................       21             13               26              42
   Transfer Agent Fees -- B Shares ..............................       --             --               --              --
   Transfer Agent Out of Pocket Fees ............................        3              3               15              11
   Registration Fees ............................................        3              2               13              10
   Professional Fees ............................................        3              2               13              11
   Printing Fees ................................................        2              1                9               7
   Trustee Fees .................................................        1              1                4               3
   Dividends on Securities Sold Short ...........................       --             --               --              --
   Other Fees ...................................................       --              2                7               7
                                                                   -------        -------         --------        --------
   Total Expenses ...............................................    1,177            875            5,000           4,000
                                                                   -------        -------         --------        --------
     Less: Investment Advisory Fees Waived ......................      (21)           (61)              --              --
     Less: Distribution Fees Waived -- A Shares .................      (11)            --              (37)             --
     Less: Distribution Fees Waived/Reimbursed -- L Shares ......      (17)           (24)             (16)            (29)
     Less: Distribution Fees Waived -- B Shares .................       --             --               --              --
                                                                   -------        -------         --------        --------
   Net Expenses .................................................    1,128            790            4,947           3,971
                                                                   -------        -------         --------        --------
   Net Investment Income (Loss) .................................      616            265           (2,991)            906
                                                                   -------        -------         --------        --------
Net Realized and Unrealized Gain (Loss) on Investments:
   Net Realized Gain on Securities Sold and Securities Sold Short*   8,380          6,573           65,769          14,113
   Net Change in Unrealized Appreciation (Depreciation)
     on Investments and Securities Sold Short* ..................   14,150         10,839          117,434         111,981
                                                                   -------        -------         --------        --------
   Total Net Realized and Unrealized Gain on Investments ........   22,530         17,412          183,203         126,094
                                                                   -------        -------         --------        --------
   Net Increase in Net Assets from Operations ...................  $23,146        $17,677         $180,212        $127,000
                                                                   =======        =======         ========        ========


                                                                  STRATEGIC     TAX SENSITIVE       VALUE
                                                                 QUANTITATIVE   GROWTH STOCK     INCOME STOCK      VANTAGE
                                                                EQUITY FUND(1)       FUND            FUND           FUND
                                                                -------------   -------------    ------------      -------
Income:
   Dividend Income* .............................................   $  92          $ 1,441          $ 8,943          $ 18
   Interest Income ..............................................       3               19              211             4
   Security Lending Income ......................................      --               20               41            --
   Less: Foreign Tax Withheld ...................................      --               --              (28)           --
                                                                    -----          -------         --------          ----
   Total Income .................................................      95            1,480            9,167            22
                                                                    -----          -------         --------          ----
Expenses:
   Investment Advisory Fees .....................................     118            1,669            3,204            34
   Administration Fees ..........................................       7              100              276             1
   Distribution Fees -- A Shares ................................      --               --              112            --
   Distribution Fees -- L Shares ................................      --              546              263             4
   Distribution Fees -- B Shares ................................      --               --               --            --
   Custody Fees .................................................      --                6               16            --
   Transfer Agent Shareholder Servicing Fees ....................      --                3                9            --
   Transfer Agent Fees -- T Shares ..............................       3                8                8             8
   Transfer Agent Fees -- A Shares ..............................      --               --               32            --
   Transfer Agent Fees -- L Shares ..............................      --               95               49             7
   Transfer Agent Fees -- B Shares ..............................      --               --               --            --
   Transfer Agent Out of Pocket Fees ............................       1                6               19            --
   Registration Fees ............................................      --                5               13            --
   Professional Fees ............................................      --                5               14            --
   Printing Fees ................................................      --                3               10            --
   Trustee Fees .................................................      --                1                4            --
   Dividends on Securities Sold Short ...........................      --               --               --             3
   Other Fees ...................................................       1                2               11            --
                                                                    -----          -------         --------          ----
   Total Expenses ...............................................     130            2,449            4,040            57
                                                                    -----          -------         --------          ----
     Less: Investment Advisory Fees Waived ......................     (15)              --               --            (2)
     Less: Distribution Fees Waived -- A Shares .................      --               --              (13)           --
     Less: Distribution Fees Waived/Reimbursed -- L Shares ......      --              (57)             (15)           (7)
     Less: Distribution Fees Waived -- B Shares .................      --               --               --            --
                                                                    -----          -------         --------          ----
   Net Expenses .................................................     115            2,392            4,012            48
                                                                    -----          -------         --------          ----
   Net Investment Income (Loss) .................................     (20)            (912)           5,155           (26)
                                                                    -----          -------         --------          ----
Net Realized and Unrealized Gain (Loss) on Investments:
   Net Realized Gain on Securities Sold and Securities Sold Short*    990            9,010           25,646           268
   Net Change in Unrealized Appreciation (Depreciation)
     on Investments and Securities Sold Short* ..................   4,017           14,580           39,681           (31)
                                                                   ------          -------         --------          ----
   Total Net Realized and Unrealized Gain on Investments ........   5,007           23,590           65,327           237
                                                                   ------          -------         --------          ----
   Net Increase in Net Assets from Operations ...................  $4,987          $22,678          $70,482          $211
                                                                   ======          =======         ========          ====

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS (000)
------------------------------------------------------------------------------------------------------------------------------------
STI CLASSIC EQUITY FUNDS FOR THE SIX MONTH PERIOD ENDED NOVEMBER 30, 2003 (UNAUDITED) AND THE YEAR ENDED MAY 31, 2003


                                                                                                                 CAPITAL
                                                                                  BALANCED FUND             APPRECIATION FUND
                                                                           ---------------------------  --------------------------
                                                                             06/01/03-      06/01/02-     06/01/03-     06/01/02-
                                                                             11/30/03       05/31/03      11/30/03      05/31/03
                                                                           ------------   ------------  ------------  ------------
Operations:
  Net Investment Income (Loss) ............................................   $  1,822      $   4,261    $   (2,925)   $   (5,958)
  Net Realized Gain (Loss) on Securities Sold .............................      9,940        (22,027)       89,166      (191,580)
  Net Realized Gain on Foreign Currency Transactions ......................         --             --            --            --
  Net Change in Unrealized Appreciation (Depreciation) on Foreign Currency and
    Translation of Other Assets and Liabilities in Foreign Currency .......         --             --            --            --
  Net Change in Unrealized Appreciation (Depreciation)
    on Investments ........................................................     (6,739)        14,697         1,171        47,666
                                                                              --------       --------    ----------    ----------
  Net Increase(Decrease) in Net Assets from Operations ....................      5,023         (3,069)       87,412      (149,872)
                                                                              --------       --------    ----------    ----------
Dividends to Shareholders:
  Net Investment Income:
    T Shares ..............................................................     (1,827)        (4,267)           --            --
    A Shares ..............................................................        (54)          (136)           --            --
    L Shares ..............................................................       (190)          (618)           --            --
                                                                              --------        --------   ----------    ----------
  Total Dividends .........................................................     (2,071)        (5,021)           --            --
                                                                              --------        --------   ----------    ----------
Capital Transactions (1):
  T Shares:
    Proceeds from Shares Issued ...........................................     45,040         64,673       154,348       243,462
    Reinvestment of Cash Distributions ....................................      1,722          4,061            --            --
    Cost of Shares Repurchased ............................................    (27,272)       (75,973)     (120,162)     (237,698)
                                                                              --------       --------    ----------    ----------
  Increase (Decrease) in Net Assets From T Share Transactions .............     19,490         (7,239)       34,186         5,764
                                                                              --------       --------    ----------    ----------
  A Shares (2):
    Proceeds from Shares Issued ...........................................      1,265          1,079         7,493        23,224
    Reinvestment of Cash Distributions ....................................         53            134            --            --
    Cost of Shares Repurchased ............................................       (534)        (1,735)      (13,139)      (27,320)
                                                                              --------        --------    ----------    ----------
  Increase (Decrease) in Net Assets From A Share Transactions .............        784           (522)       (5,646)       (4,096)
                                                                              --------        --------    ----------    ----------
  L Shares:
    Proceeds from Shares Issued ...........................................     14,038         16,361        15,002        22,663
    Reinvestment of Cash Distributions ....................................        176            584            --            --
    Cost of Shares Repurchased ............................................     (8,818)       (22,271)      (10,007)      (26,440)
                                                                              --------       --------    ----------    ----------
  Increase (Decrease) in Net Assets From L Share Transactions .............      5,396         (5,326)        4,995        (3,777)
                                                                              --------       --------    ----------    ----------
    Increase (Decrease) in Net Assets From Share Transactions .............     25,670        (13,087)       33,535        (2,109)
                                                                              --------       --------    ----------    ----------
      Total Increase (Decrease) in Net Assets .............................     28,622        (21,177)      120,947      (151,981)
                                                                              --------       --------    ----------    ----------
Net Assets:
    Beginning of Year .....................................................    304,327        325,504     1,326,542     1,478,523
                                                                              --------       --------    ----------    ----------
    End of Year ...........................................................   $332,949       $304,327    $1,447,489    $1,326,542
                                                                              ========       ========    ==========    ==========

(1) See Note 5 in Notes to Financial Statements for additional information.
(2) A Shares commenced operations on October 27, 2003 for the Information and Technology Fund.
Amounts designated as "--" are either $0 or have been rounded to $0.


------------------------------------------------------------------------------------------------------------------------------------


                                                                                     GROWTH AND          INFORMATION AND TECHNOLOGY
                                                                                    INCOME FUND                    FUND
                                                                             --------------------------  --------------------------
                                                                              06/01/03-       06/01/02-     06/01/03-     06/01/02-
                                                                              11/30/03        05/31/03      11/30/03      05/31/03
                                                                             ----------       ---------  ------------  ------------
Operations:
  Net Investment Income (Loss) ............................................... $  4,129      $   6,620      $    (93)     $   (221)
  Net Realized Gain (Loss) on Securities Sold ................................   14,706        (81,525)        3,349       (15,209)
  Net Realized Gain on Foreign Currency Transactions .........................       --             --            --            --
  Net Change in Unrealized Appreciation (Depreciation) on Foreign Currency and
   Currency and Translation of Other Assets and Liabilities in
   Foreign Currency...........................................................       --             --            --            --
  Net Change in Unrealized Appreciation (Depreciation)
    on Investments ...........................................................   68,096        (26,671)          689         4,224
                                                                               --------       --------      --------      --------
  Net Increase(Decrease) in Net Assets from Operations .......................   86,931       (101,576)        3,945       (11,206)
                                                                               --------       --------      --------      --------
Dividends to Shareholders:
  Net Investment Income:
    T Shares .................................................................   (3,144)        (6,291)           --            --
    A Shares .................................................................     (153)          (270)           --            --
    L Shares .................................................................      (39)          (125)           --            --
                                                                               --------       --------      --------      --------
  Total Dividends ............................................................   (3,336)        (6,686)           --            --
                                                                               --------       --------      --------      --------
Capital Transactions (1):
  T Shares:
    Proceeds from Shares Issued ..............................................  109,754         97,378         3,322         3,953
    Reinvestment of Cash Distributions .......................................    1,149          2,307            --            --
    Cost of Shares Repurchased ...............................................  (64,049)      (200,850)       (5,586)      (15,842)
                                                                               --------       --------      --------      --------
  Increase (Decrease) in Net Assets From T Share Transactions ................   46,854       (101,165)       (2,264)      (11,889)
                                                                               --------       --------      --------      --------
  A Shares (2):
    Proceeds from Shares Issued ..............................................    5,524         12,024            11            --
    Reinvestment of Cash Distributions .......................................      139            247            --            --
    Cost of Shares Repurchased ...............................................   (4,448)        (8,883)          (10)           --
                                                                               --------       --------      --------      --------
  Increase (Decrease) in Net Assets From A Share Transactions ................    1,215          3,388             1            --
                                                                               --------       --------      --------      --------
  L Shares:
    Proceeds from Shares Issued ..............................................   17,185         16,261           784           823
    Reinvestment of Cash Distributions .......................................       37            119            --            --
    Cost of Shares Repurchased ...............................................   (8,720)       (24,930)         (742)       (2,373)
                                                                               --------       --------      --------      --------
  Increase (Decrease) in Net Assets From L Share Transactions ................    8,502         (8,550)           42        (1,550)
                                                                               --------       --------      --------      --------
    Increase (Decrease) in Net Assets From Share Transactions ................   56,571       (106,327)       (2,221)      (13,439)
                                                                               --------       --------      --------      --------
      Total Increase (Decrease) in Net Assets ................................  140,166       (214,589)        1,724       (24,645)
                                                                               --------       --------      --------      --------
Net Assets:
    Beginning of Year ........................................................  709,428        924,017        18,274        42,919
                                                                               --------       --------      --------      --------
    End of Year .............................................................. $849,594       $709,428      $ 19,998      $ 18,274
                                                                               ========       ========      ========      ========




                                                                                INTERNATIONAL EQUITY        INTERNATIONAL EQUITY
                                                                                       FUND                      INDEX FUND
                                                                              --------------------------    ------------------------
                                                                               06/01/03-       06/01/02-      06/01/03-    06/01/02-
                                                                               11/30/03        05/31/03       11/30/03     05/31/03
                                                                              ----------      ----------    -----------   ----------
Operations:
  Net Investment Income (Loss) ............................................... $   640       $   1,679      $    869      $  3,085
  Net Realized Gain (Loss) on Securities Sold ................................   5,328         (44,637)          507       (16,811)
  Net Realized Gain on Foreign Currency Transactions .........................     270             746            93           484
  Net Change in Unrealized Appreciation (Depreciation) on Foreign Currency and
    Translation of Other Assets and Liabilities in Foreign Currency ..........    (108)            241           151            62
  Net Change in Unrealized Appreciation (Depreciation)
    on Investments ...........................................................  30,993             740        56,240       (26,241)
                                                                              --------       ---------      --------      --------
  Net Increase(Decrease) in Net Assets from Operations ......................   37,123         (41,231)       57,860       (39,421)
                                                                              --------       ---------      --------      --------
Dividends to Shareholders:
  Net Investment Income:
    T Shares .................................................................      --          (1,433)           --        (1,078)
    A Shares .................................................................      --             (19)           --            (4)
    L Shares .................................................................      --              --            --            --
                                                                              --------       ---------      --------      --------
  Total Dividends ............................................................      --          (1,452)           --        (1,082)
                                                                              --------       ---------      --------      --------
Capital Transactions (1):
  T Shares:
    Proceeds from Shares Issued ..............................................  35,736          86,628        30,605        62,225
    Reinvestment of Cash Distributions .......................................      --             611            --           835
    Cost of Shares Repurchased ............................................... (34,854)       (108,037)      (32,702)      (62,128)
                                                                              --------       ---------      --------      --------
  Increase (Decrease) in Net Assets From T Share Transactions ................     882         (20,798)       (2,097)          932
                                                                              --------       ---------      --------      --------
  A Shares (2):
    Proceeds from Shares Issued ..............................................  15,757          14,843        18,234        21,764
    Reinvestment of Cash Distributions .......................................      --              18            --             4
    Cost of Shares Repurchased ............................................... (16,652)        (13,138)      (15,831)      (15,195)
                                                                              --------       ---------      --------      --------
  Increase (Decrease) in Net Assets From A Share Transactions ................    (895)          1,723         2,403         6,573
                                                                              --------       ---------      --------      --------
  L Shares:
    Proceeds from Shares Issued ..............................................     937           6,250           978         4,554
    Reinvestment of Cash Distributions .......................................      --              --            --            --
    Cost of Shares Repurchased ...............................................    (686)         (6,195)         (359)       (4,487)
                                                                              --------       ---------      --------      --------
  Increase (Decrease) in Net Assets From L Share Transactions ................     251              55           619            67
                                                                              --------       ---------      --------      --------
    Increase (Decrease) in Net Assets From Share Transactions ................     238         (19,020)          925         7,572
                                                                              --------       ---------      --------      --------
      Total Increase (Decrease) in Net Assets ................................  37,361         (61,703)       58,785       (32,931)
                                                                              --------       ---------      --------      --------
Net Assets:
    Beginning of Year ........................................................ 203,127         264,830       261,740       294,671
                                                                              --------       ---------      --------      --------
    End of Year ..............................................................$240,488       $ 203,127      $320,525      $261,740
                                                                              ========       =========      ========      ========




    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS (000)
--------------------------------------------------------------------------------

STI CLASSIC EQUITY FUNDS FOR THE SIX MONTH PERIOD ENDED NOVEMBER 30, 2003 (UNAUDITED) AND THE YEAR ENDED MAY 31, 2003
                                                                                       LIFE VISION
                                                                                       AGGRESSIVE                  LIFE VISION
                                                                                       GROWTH FUND              CONSERVATIVE FUND
                                                                               --------------------------  -------------------------
                                                                                 06/01/03-      06/01/02-   06/01/03-    03/11/03**-
                                                                                 11/30/03       05/31/02    11/30/03      05/31/03
                                                                               -----------    -----------  ----------    -----------
Operations:
  Net Investment Income (Loss)* ............................................... $    22         $    89      $    17         $  1
  Capital Gain Received from Investments in Affiliated Investment Companies* ..      --              30           --           --
  Net Realized Gain (Loss) on Securities Sold* ................................     266          (1,580)           5           --
  Net Change in Unrealized Appreciation (Depreciation)
    on Investments* ...........................................................   3,665          (1,995)          90           18
                                                                                -------         -------       ------         ----
  Net Increase (Decrease) in Net Assets from Operations .......................   3,953          (3,456)         112           19
                                                                                -------         -------       ------         ----
Dividends to Shareholders:
  Net Investment Income:
    T Shares ..................................................................     (29)            (92)          --           --
    A Shares ..................................................................      --              --           --           --
    B Shares ..................................................................      --              --           (8)          --
                                                                                -------         -------       ------         ----
  Total Dividends .............................................................     (29)            (92)          (8)          --
                                                                                -------         -------       ------         ----
Capital Transactions (1):
  T Shares (2):
    Proceeds from Shares Issued ...............................................   4,799           5,003           10           --
    Reinvestment of Cash Distributions ........................................      29              91           --           --
    Redemption Fees ...........................................................      --              --           --           --
    Cost of Shares Repurchased ................................................  (2,022)         (7,185)          --           --
                                                                                -------         -------       ------         ----
  Increase (Decrease) in Net Assets From T Share Transactions .................   2,806          (2,091)          10           --
                                                                                -------         -------       ------         ----
  A Shares (2):
    Proceeds from Shares Issued ...............................................      20              --            5           --
    Reinvestment of Cash Distributions ........................................      --              --           --           --
    Cost of Shares Repurchased ................................................      --              --           --           --
                                                                                -------         -------       ------         ----
  Increase in Net Assets From A Share Transactions ............................      20              --            5           --
                                                                                -------         -------       ------         ----
  L Shares (2):
    Proceeds from Shares Issued ...............................................      --              --           --           --
    Cost of Shares Repurchased ................................................      --              --           --           --
                                                                                -------         -------       ------         ----
  Increase (Decrease) in Net Assets From L Share Transactions .................      --              --           --           --
                                                                                -------         -------       ------         ----
  B Shares (2):
    Proceeds from Shares Issued ...............................................   1,941             975        3,305          811
    Reinvestment of Cash Distributions ........................................      --              --            7           --
    Cost of Shares Repurchased ................................................     (34)             (1)        (125)         (30)
                                                                                -------         -------       ------         ----
  Increase in Net Assets From B Share Transactions ............................   1,907             974        3,187          781
                                                                                -------         -------       ------         ----
    Increase (Decrease) in Net Assets From Share Transactions .................   4,733          (1,117)       3,202          781
                                                                                -------         -------       ------         ----
      Total Increase (Decrease) in Net Assets .................................   8,657          (4,665)       3,306          800
                                                                                -------         -------       ------         ----
Net Assets:
    Beginning of Period .......................................................  29,733          34,398          800           --
                                                                                -------         -------       ------         ----
    End of Period ............................................................. $38,390         $29,733       $4,106         $800
                                                                                =======         =======       ======         ====

  * Net investment income (loss), capital gains received from investments in affiliated investment companies, net realized loss on securities sold and net change in unrealized appreciation (depreciation) on investments and for the Life Vision Funds are attributable to the underlying investments in affiliated investment companies.
 ** Commencement of Operations.
(1) See Note 5 in Notes to Financial Statements for additional information
(2) T Shares commenced operations on November 6, 2003 for the Life Vision Conservative Fund. A Shares commenced operations on October 16, 2003, November 11, 2003, November 5, 2003 and October 10, 2003 for the Life Vision Aggressive Growth Fund, the Life Vision Conservative Fund, the Life Vision Growth and Income Fund and the Life Vision Moderate Growth Fund, respectively. B Shares commenced operations on March 11, 2003 for the Life Vision Aggressive Growth Fund, the Life Vision Conservative Fund, the Life Vision Growth and Income Fund and the Life Vision Moderate Growth Fund. L Shares commenced operations on October 13, 2003 for the Strategic Quantitative Equity Fund.

Amounts designated as "--" are either $0 or have been rounded to $0.


------------------------------------------------------------------------------------------------------------------------------------


                                                                                    LIFE VISION                   LIFE VISION
                                                                              GROWTH AND INCOME FUND         MODERATE GROWTH FUND
                                                                           ---------------------------     ------------------------
                                                                             06/01/03-      06/01/02-       06/01/03-     06/01/02-
                                                                             11/30/03       05/31/03        11/30/03      05/31/03
                                                                           ------------   ------------     -----------   -----------
Operations:
  Net Investment Income (Loss)* ............................................. $   412        $   928          $    752     $  1,614
  Capital Gain Received from Investments in Affiliated Investment Companies*       --             73                --           91
  Net Realized Gain (Loss) on Securities Sold* ..............................   1,723         (4,254)            1,202       (1,615)
  Net Change in Unrealized Appreciation (Depreciation)
    on Investments* .........................................................   5,363         (1,727)            7,543       (1,207)
                                                                              -------       --------          --------      -------
  Net Increase (Decrease) in Net Assets from Operations .....................   7,498         (4,980)            9,497       (1,117)
                                                                              -------       --------          --------      -------
Dividends to Shareholders:
  Net Investment Income:
    T Shares ................................................................    (399)          (931)             (725)      (1,621)
    A Shares ................................................................      --             --                --           --
    B Shares ................................................................     (16)            --               (27)          (1)
                                                                              -------       --------          --------      -------
  Total Dividends ...........................................................    (415)          (931)             (752)      (1,622)
                                                                              -------       --------          --------      -------
Capital Transactions (1):
  T Shares (2):
    Proceeds from Shares Issued .............................................  14,614         19,612            24,323       34,474
    Reinvestment of Cash Distributions ......................................     398            927               722        1,615
    Redemption Fees .........................................................      --             --                --           --
    Cost of Shares Repurchased ..............................................  (8,017)       (32,451)          (17,034)     (28,076)
                                                                              -------       --------          --------      -------
  Increase (Decrease) in Net Assets From T Share Transactions ...............   6,995        (11,912)            8,011        8,013
                                                                              -------       --------          --------      -------
  A Shares (2):
    Proceeds from Shares Issued .............................................     209             --                65           --
    Reinvestment of Cash Distributions ......................................      --             --                --           --
    Cost of Shares Repurchased ..............................................      --             --                --           --
                                                                              -------       --------          --------      -------
  Increase in Net Assets From A Share Transactions ..........................     209             --                65           --
                                                                              -------       --------          --------      -------
  L Shares (2):
    Proceeds from Shares Issued .............................................      --             --                --           --
    Cost of Shares Repurchased ..............................................      --             --                --           --
                                                                              -------       --------          --------      -------
  Increase (Decrease) in Net Assets From L Share Transactions ...............      --             --                --           --
                                                                              -------       --------          --------      -------
  B Shares (2):
    Proceeds from Shares Issued .............................................   5,595          1,896             7,421        2,605
    Reinvestment of Cash Distributions ......................................      15             --                26            1
    Cost of Shares Repurchased ..............................................    (188)            (2)             (404)         (59)
                                                                              -------       --------          --------      -------
  Increase in Net Assets From B Share Transactions ..........................   5,422          1,894             7,043        2,547
                                                                              -------       --------          --------      -------
    Increase (Decrease) in Net Assets From Share Transactions ...............  12,626        (10,018)           15,119       10,560
                                                                              -------       --------          --------      -------
      Total Increase (Decrease) in Net Assets ...............................  19,709        (15,929)           23,864        7,821
                                                                              -------       --------          --------      -------
Net Assets:
    Beginning of Period .....................................................  61,466         77,395            96,413       88,592
                                                                              -------       --------          --------      -------
    End of Period ........................................................... $81,175        $61,466          $120,277      $96,413
                                                                              =======       ========          ========      =======




                                                                                    MID-CAP EQUITY
                                                                                         FUND
                                                                             ----------------------------
                                                                              06/01/03-         06/01/02-
                                                                              11/30/03          05/31/03
                                                                             ----------        ----------
Operations:
  Net Investment Income (Loss)* ............................................. $    616          $   (612)
  Capital Gain Received from Investments in Affiliated Investment Companies*        --                --
  Net Realized Gain (Loss) on Securities Sold* ..............................    8,380           (17,032)
  Net Change in Unrealized Appreciation (Depreciation)
    on Investments* .........................................................   14,150            (6,819)
                                                                              --------          --------
  Net Increase (Decrease) in Net Assets from Operations .....................   23,146           (24,463)
                                                                              --------          --------
Dividends to Shareholders:
  Net Investment Income:
    T Shares ................................................................     (310)               --
    A Shares ................................................................      (14)               --
    B Shares ................................................................       --                --
                                                                              --------          --------
  Total Dividends ...........................................................     (324)               --
                                                                              --------          --------
Capital Transactions (1):
  T Shares (2):
    Proceeds from Shares Issued .............................................   51,017           126,939
    Reinvestment of Cash Distributions ......................................      124                --
    Redemption Fees .........................................................       --                83
    Cost of Shares Repurchased ..............................................  (15,448)         (159,005)
                                                                              --------          --------
  Increase (Decrease) in Net Assets From T Share Transactions ...............   35,693           (31,983)
                                                                              --------          --------
  A Shares (2):
    Proceeds from Shares Issued .............................................    2,640             4,798
    Reinvestment of Cash Distributions ......................................       13                --
    Cost of Shares Repurchased ..............................................   (2,253)           (2,409)
                                                                              --------          --------
  Increase in Net Assets From A Share Transactions ..........................      400             2,389
                                                                              --------          --------
  L Shares (2):
    Proceeds from Shares Issued .............................................    3,708             3,460
    Cost of Shares Repurchased ..............................................   (1,512)           (3,677)
                                                                              --------          --------
  Increase (Decrease) in Net Assets From L Share Transactions ...............    2,196              (217)
                                                                              --------          --------
  B Shares (2):
    Proceeds from Shares Issued .............................................       --                --
    Reinvestment of Cash Distributions ......................................       --                --
    Cost of Shares Repurchased ..............................................       --                --
                                                                              --------          --------
  Increase in Net Assets From B Share Transactions ..........................       --                --
                                                                              --------          --------
    Increase (Decrease) in Net Assets From Share Transactions ...............   38,289           (29,811)
                                                                              --------          --------
      Total Increase (Decrease) in Net Assets ...............................   61,111           (54,274)
                                                                              --------          --------
Net Assets:
    Beginning of Period .....................................................  142,242           196,516
                                                                              --------          --------
    End of Period ........................................................... $203,353          $142,242
                                                                              ========          ========

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS (000)
------------------------------------------------------------------------------------------------------------------------------------
STI CLASSIC EQUITY FUNDS FOR THE SIX MONTH PERIOD ENDED NOVEMBER 30, 2003 (UNAUDITED) AND THE YEAR ENDED MAY 31, 2003

                                                                                     MID CAP                    SMALL CAP
                                                                                   VALUE EQUITY                   GROWTH
                                                                                       FUND                     STOCK FUND
                                                                             -----------------------    -----------------------
                                                                              06/01/03-    06/01/02-     06/01/03-    06/01/02-
                                                                              11/30/03     05/31/03      11/30/03     05/31/03
                                                                             ----------   ----------    ----------   ----------
Operations:
  Net Investment Income (Loss) .............................................. $    265    $    659       $ (2,991)    $ (4,842)
  Net Realized Gain (Loss) on Securities Sold and Securities Sold Short .....    6,573     (36,016)        65,769      (73,786)
  Net Change in Unrealized Appreciation (Depreciation)
    on Investments and Securities Sold Short ................................   10,839         724        117,434       14,238
                                                                              --------    --------       --------     --------
  Net Increase (Decrease) in Net Assets from Operations .....................   17,677     (34,633)       180,212      (64,390)
                                                                              --------    --------       --------     --------
Dividends and Distributions to Shareholders:
  Net Investment Income:
    T Shares ................................................................     (303)       (552)            --           --
    A Shares ................................................................       --          --             --           --
    L Shares ................................................................       (1)         (4)            --           --
  Capital Gains:
    T Shares ................................................................       --      (2,137)            --       (8,364)
    A Shares ................................................................       --          --             --         (313)
    L Shares ................................................................       --        (108)            --         (427)
                                                                              --------    --------       --------     --------
  Total Dividends and Distributions .........................................     (304)     (2,801)            --       (9,104)
                                                                              --------    --------       --------     --------
Capital Transactions (1):
  T Shares:
    Proceeds from Shares Issued .............................................   29,771      42,357        121,273      138,559
    Reinvestment of Cash Distributions ......................................      108       1,307             --        6,573
    Cost of Shares Repurchased ..............................................  (16,689)    (82,431)       (77,612)    (104,086)
                                                                              --------    --------       --------     --------
  Increase (Decrease) in Net Assets From T Share Transactions ...............   13,190     (38,767)        43,661       41,046
                                                                              --------    --------       --------     --------
  A Shares (2):
    Proceeds from Shares Issued .............................................      112          --          4,899        7,284
    Reinvestment of Cash Distributions ......................................       --          --             --          296
    Cost of Shares Repurchased ..............................................      (37)         --         (2,833)      (7,682)
                                                                              --------    --------       --------     --------
  Increase (Decrease) in Net Assets From A Share Transactions ...............       75          --          2,066         (102)
                                                                              --------    --------       --------     --------
  L Shares:
    Proceeds from Shares Issued .............................................    2,184       3,348          8,816        6,509
    Reinvestment of Cash Distributions ......................................        1          98             --          414
    Cost of Shares Repurchased ..............................................   (1,447)     (1,971)        (3,003)      (6,817)
                                                                              --------    --------       --------     --------
  Increase (Decrease) in Net Assets From L Share Transactions ...............      738       1,475          5,813          106
                                                                              --------    --------       --------     --------
    Increase (Decrease) in Net Assets From Share Transactions ...............   14,003     (37,292)        51,540       41,050
                                                                              --------    --------       --------     --------
      Total Increase (Decrease) in Net Assets ...............................   31,376     (74,726)       231,752      (32,444)
                                                                              --------    --------       --------     --------
Net Assets:
  Beginning of Period .......................................................  105,598     180,324        615,202      647,646
                                                                              --------    --------       --------     --------
  End of Period ............................................................. $136,974    $105,598       $846,954     $615,202
                                                                              ========    ========       ========     ========

  * Commencement of Operations.
(1) See Note 5 in Notes to Financial Statements for additional information
(2) A Shares commenced operations on October 27, 2003, October 9, 2003, October 8, 2003 and October 14, 2003 for the Mid Cap Value Equity Fund, the Small Cap Value Equity Fund, the Strategic Quantitative Equity Fund and the Tax Sensitive Growth Stock Fund, respectively.

Amounts designated as "--" are either $0 or have been rounded to $0.

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                              STRATEGIC
                                                                               SMALL CAP VALUE               QUANTITATIVE
                                                                                  EQUITY FUND                EQUITY FUND
                                                                           -----------------------     ------------------------
                                                                            06/01/03-    06/01/02-             08/07/03*-
                                                                            11/30/03     05/31/03              11/30/03
                                                                           ----------   ----------            -----------
Operations:
  Net Investment Income (Loss) ..........................................   $     906    $  3,018              $   (20)
  Net Realized Gain (Loss) on Securities Sold and Securities Sold Short .      14,113      20,540                  990
  Net Change in Unrealized Appreciation (Depreciation)
    on Investments and Securities Sold Short ............................     111,981     (63,220)               4,017
                                                                            --------     --------              -------
  Net Increase (Decrease) in Net Assets from Operations .................     127,000     (39,662)               4,987
                                                                            --------     --------              -------
Dividends and Distributions to Shareholders:
  Net Investment Income:
    T Shares ............................................................     (1,742)      (2,605)                  --
    A Shares ............................................................         --           --                   --
    L Shares ............................................................         (5)          --                   --
  Capital Gains:
    T Shares ............................................................         --           --                   --
    A Shares ............................................................         --           --                   --
    L Shares ............................................................         --           --                   --
                                                                            --------     --------              -------
  Total Dividends and Distributions .....................................     (1,747)      (2,605)                  --
                                                                            --------     --------              -------
Capital Transactions (1):
  T Shares:
    Proceeds from Shares Issued .........................................    112,879      119,973               42,270
    Reinvestment of Cash Distributions ..................................        966        1,424                   --
    Cost of Shares Repurchased ..........................................   (105,122)    (176,975)                (165)
                                                                            --------     --------              -------
  Increase (Decrease) in Net Assets From T Share Transactions ...........      8,723      (55,578)              42,105
                                                                            --------     --------              -------
  A Shares (2):
    Proceeds from Shares Issued .........................................        705           --                   41
    Reinvestment of Cash Distributions ..................................         --           --                   --
    Cost of Shares Repurchased ..........................................        (58)          --                   --
                                                                            --------     --------              -------
  Increase (Decrease) in Net Assets From A Share Transactions ...........        647           --                   41
                                                                            --------     --------              -------
  L Shares:
    Proceeds from Shares Issued .........................................      8,210       13,859                  604
    Reinvestment of Cash Distributions ..................................          5           --                   --
    Cost of Shares Repurchased ..........................................     (5,228)     (10,389)                  --
                                                                            --------     --------              -------
  Increase (Decrease) in Net Assets From L Share Transactions ...........      2,987        3,470                  604
                                                                            --------     --------
    Increase (Decrease) in Net Assets From Share Transactions ...........     12,357      (52,108)              42,750
                                                                            --------     --------
      Total Increase (Decrease) in Net Assets ...........................    137,610      (94,375)              47,737
                                                                            --------     --------
Net Assets:
  Beginning of Period ...................................................    552,532      646,907                   --
                                                                            --------     --------              -------
  End of Period ........................................................    $690,142     $552,532              $47,737
                                                                            ========     ========              =======

------------------------------------------------------------------------------------------------------------------------------------
                                                                                 TAX SENSITIVE
                                                                                     GROWTH                  VALUE INCOME
                                                                                   STOCK FUND                 STOCK FUND
                                                                           -----------------------     -------------------------
                                                                            06/01/03-    06/01/02-      06/01/03-      06/01/02-
                                                                            11/30/03     05/31/03       11/30/03       05/31/03
                                                                           ----------   ----------     -----------    ----------
Operations:
  Net Investment Income (Loss) ..........................................  $    (912)    $ (1,308)       $  5,155       $ 11,079
  Net Realized Gain (Loss) on Securities Sold and Securities Sold Short .      9,010      (64,791)         25,646        (77,218)
  Net Change in Unrealized Appreciation (Depreciation)
    on Investments and Securities Sold Short ............................     14,580       16,858          39,681        (14,271)
                                                                           --------      --------        --------       --------
  Net Increase (Decrease) in Net Assets from Operations .................     22,678      (49,241)         70,482        (80,410)
                                                                           --------      --------        --------       --------
Dividends and Distributions to Shareholders:
  Net Investment Income:
    T Shares ............................................................         --           --          (4,950)        (9,401)
    A Shares ............................................................         --           --            (364)          (735)
    L Shares ............................................................         --           --            (103)          (189)
  Capital Gains:
    T Shares ............................................................         --           --              --             --
    A Shares ............................................................         --           --              --             --
    L Shares ............................................................         --           --              --             --
                                                                           --------      --------        --------       --------
  Total Dividends and Distributions .....................................         --           --          (5,417)       (10,325)
                                                                           --------      --------        --------       --------
Capital Transactions (1):
  T Shares:
    Proceeds from Shares Issued .........................................     5,873        79,785          55,103        189,197
    Reinvestment of Cash Distributions ..................................        --            --              --          3,780
    Cost of Shares Repurchased ..........................................   (53,027)      (97,881)       (109,528)      (126,339)
                                                                           --------      --------        --------       --------
  Increase (Decrease) in Net Assets From T Share Transactions ...........   (47,154)      (18,096)        (50,645)        70,056
                                                                           --------      --------        --------       --------
  A Shares (2):
    Proceeds from Shares Issued .........................................       234            --           4,837         10,612
    Reinvestment of Cash Distributions ..................................        --            --             345            705
    Cost of Shares Repurchased ..........................................        --            --          (5,419)       (12,542)
                                                                           --------      --------        --------       --------
  Increase (Decrease) in Net Assets From A Share Transactions ...........       234            --            (237)        (1,225)
                                                                           --------      --------        --------       --------
  L Shares:
    Proceeds from Shares Issued .........................................     3,850         7,888           7,759          8,232
    Reinvestment of Cash Distributions ..................................        --            --              99            181
    Cost of Shares Repurchased ..........................................   (15,054)      (44,717)         (4,310)       (11,412)
                                                                           --------      --------        --------       --------
  Increase (Decrease) in Net Assets From L Share Transactions ...........   (11,204)      (36,829)          3,548         (2,999)
                                                                           --------      --------        --------       --------
    Increase (Decrease) in Net Assets From Share Transactions ...........   (58,124)      (54,925)        (47,334)        65,832
                                                                           --------      --------        --------       --------
      Total Increase (Decrease) in Net Assets ...........................   (35,446)     (104,166)         17,731        (24,903)
                                                                           --------      --------        --------       --------
Net Assets:
  Beginning of Period ...................................................   308,514       412,680         796,200        821,103
                                                                           --------      --------        --------       --------
  End of Period .........................................................  $273,068      $308,514        $813,931       $796,200
                                                                           ========      ========        ========       ========


------------------------------------------------------------------------------------------------------------------------------------

                                                                                    VANTAGE
                                                                                      FUND
                                                                           -----------------------
                                                                            06/01/03-    06/01/02-
                                                                            11/30/03     05/31/03
                                                                           ----------   -----------
Operations:
  Net Investment Income (Loss) ..........................................    $  (26)        $  (58)
  Net Realized Gain (Loss) on Securities Sold and Securities Sold Short .       268         (1,511)
  Net Change in Unrealized Appreciation (Depreciation)
    on Investments and Securities Sold Short ............................       (31)           291
                                                                             ------         ------
  Net Increase (Decrease) in Net Assets from Operations .................       211         (1,278)
                                                                             ------         ------
Dividends and Distributions to Shareholders:
  Net Investment Income:
    T Shares ............................................................        --             --
    A Shares ............................................................        --             --
    L Shares ............................................................        --             --
  Capital Gains:
    T Shares ............................................................        --             --
    A Shares ............................................................        --             --
    L Shares ............................................................        --             --
                                                                             ------         ------
  Total Dividends and Distributions .....................................        --             --
                                                                             ------         ------
Capital Transactions (1):
  T Shares:
    Proceeds from Shares Issued .........................................        65          1,489
    Reinvestment of Cash Distributions ..................................        --             --
    Cost of Shares Repurchased ..........................................    (1,248)        (4,953)
                                                                             ------         ------
  Increase (Decrease) in Net Assets From T Share Transactions ...........    (1,183)        (3,464)
                                                                             ------         ------
  A Shares (2):
    Proceeds from Shares Issued .........................................        --             --
    Reinvestment of Cash Distributions ..................................        --             --
    Cost of Shares Repurchased ..........................................        --             --
                                                                             ------         ------
  Increase (Decrease) in Net Assets From A Share Transactions ...........        --             --
                                                                             ------         ------
  L Shares:
    Proceeds from Shares Issued .........................................        50            436
    Reinvestment of Cash Distributions ..................................        --             --
    Cost of Shares Repurchased ..........................................      (276)          (276)
                                                                             ------         ------
  Increase (Decrease) in Net Assets From L Share Transactions ...........      (226)           160
                                                                             ------         ------
    Increase (Decrease) in Net Assets From Share Transactions ...........    (1,409)        (3,304)
                                                                             ------         ------
      Total Increase (Decrease) in Net Assets ...........................    (1,198)        (4,582)
                                                                             ------         ------
Net Assets:
  Beginning of Period ...................................................     5,094          9,676
                                                                             ------         ------
  End of Period .........................................................    $3,896         $5,094
                                                                             ======         ======

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


FINANCIAL HIGHLIGHTS
------------------------------------------------------------------------------------------------------------------------------------
STI CLASSIC EQUITY FUNDS FOR THE SIX MONTH PERIOD ENDED NOVEMBER 30, 2003 (UNAUDITED) AND THE YEARS ENDED MAY 31,
(UNLESS OTHERWISE INDICATED)
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS


                                  NET ASSET                 NET REALIZED AND                 DIVIDENDS                       TOTAL
                                    VALUE,        NET       UNREALIZED GAINS     TOTAL       FROM NET    DISTRIBUTIONS     DIVIDENDS
                                  BEGINNING    INVESTMENT      (LOSSES)          FROM       INVESTMENT   FROM REALIZED        AND
                                  OF PERIOD   INCOME (LOSS)  ON INVESTMENTS    OPERATIONS     INCOME     CAPITAL GAINS DISTRIBUTIONS
                                  ---------   ------------- ----------------   ----------   ----------   ------------- -------------
BALANCED FUND
T Shares
           2003*                   $11.92        $ 0.08(2)      $ 0.11(2)      $(0.19)        $(0.09)       $   --         $(0.09)
           2003                     12.18          0.20          (0.23)         (0.03)         (0.23)           --           (0.23)
           2002                     13.18          0.23          (0.65)         (0.42)         (0.24)        (0.34)          (0.58)
           2001                     13.37          0.30           0.12           0.42          (0.31)        (0.30)          (0.61)
           2000                     13.26          0.32           0.33           0.65          (0.30)        (0.24)          (0.54)
           1999                     13.09          0.28           1.09           1.37          (0.28)        (0.92)          (1.20)
A Shares
           2003*                   $11.97        $ 0.06(2)      $ 0.11(2)      $(0.17)        $(0.07)        $  --          $(0.07)
           2003                     12.24          0.16          (0.24)         (0.08)         (0.19)           --           (0.19)
           2002                     13.24          0.18          (0.64)         (0.46)         (0.20)        (0.34)          (0.54)
           2001                     13.43          0.27           0.11           0.38          (0.27)        (0.30)          (0.57)
           2000                     13.32          0.29           0.31           0.60          (0.25)        (0.24)          (0.49)
           1999                     13.14          0.24           1.10           1.34          (0.24)        (0.92)          (1.16)
L Shares
           2003*                   $11.82        $ 0.02(2)      $ 0.10(2)      $(0.12)        $(0.03)        $  --          $(0.03)
           2003                     12.07          0.08          (0.22)         (0.14)         (0.11)           --           (0.11)
           2002                     13.07          0.10          (0.65)         (0.55)         (0.11)        (0.34)          (0.45)
           2001                     13.27          0.16           0.11           0.27          (0.17)        (0.30)          (0.47)
           2000                     13.17          0.17           0.33           0.50          (0.16)        (0.24)          (0.40)
           1999                     13.02          0.16           1.07           1.23          (0.16)        (0.92)          (1.08)
CAPITAL APPRECIATION FUND
T Shares
           2003*                   $11.02        $(0.02)(2)     $ 0.75(2)      $(0.73)        $   --         $  --          $   --
           2003                     12.24         (0.03)(2)      (1.19)(2)      (1.22)            --            --              --
           2002                     13.89            --          (1.53)         (1.53)            --         (0.12)          (0.12)
           2001                     17.12         (0.05)         (0.38)         (0.43)            --         (2.80)          (2.80)
           2000                     16.62          0.02           1.40           1.42             --         (0.92)          (0.92)
           1999                     16.48          0.05           2.70           2.75          (0.06)        (2.55)          (2.61)
A Shares
           2003*                   $10.63        $(0.05)(2)     $ 0.72(2)      $(0.67)        $   --         $  --          $   --
           2003                     11.89         (0.10)(2)      (1.16)(2)      (1.26)            --            --              --
           2002                     13.59         (0.10)         (1.48)         (1.58)            --         (0.12)          (0.12)
           2001                     16.91         (0.14)         (0.38)         (0.52)            --         (2.80)          (2.80)
           2000                     16.53         (0.11)          1.41           1.30             --         (0.92)          (0.92)
           1999                     16.43         (0.05)          2.70           2.65             --         (2.55)          (2.55)
L Shares
           2003*                   $10.15        $(0.07)(2)     $ 0.68(2)      $(0.61)        $   --         $  --          $   --
           2003                     11.40         (0.14)(2)      (1.11)(2)      (1.25)            --            --              --
           2002                     13.09         (0.06)         (1.51)         (1.57)            --         (0.12)          (0.12)
           2001                     16.45         (0.16)         (0.40)         (0.56)            --         (2.80)          (2.80)
           2000                     16.18         (0.24)          1.43           1.19             --         (0.92)          (0.92)
           1999                     16.22         (0.09)          2.60           2.51             --         (2.55)          (2.55)
GROWTH AND INCOME FUND (A)
T Shares
           2003*                   $12.21        $ 0.08(2)      $ 1.36(2)      $(1.44)        $(0.06)        $  --          $(0.06)
           2003                     13.80          0.13          (1.60)         (1.47)         (0.12)           --           (0.12)
           2002                     15.05          0.09          (1.26)         (1.17)         (0.08)           --           (0.08)
           2001                     15.53          0.07          (0.04)          0.03          (0.08)        (0.43)          (0.51)
           2000                     16.09          0.11           0.55           0.66          (0.10)        (1.12)          (1.22)
           1999(1)                  15.10          0.04           1.97           2.01          (0.02)        (1.00)          (1.02)
A Shares
           2003*                   $12.31        $ 0.06(2)      $ 1.38(2)      $(1.44)        $(0.05)        $  --          $(0.05)
           2003                     13.91          0.11          (1.61)         (1.50)         (0.10)           --           (0.10)
           2002                     15.17          0.06          (1.27)         (1.21)         (0.05)           --           (0.05)
           2001                     15.65          0.04          (0.04)            --          (0.05)        (0.43)          (0.48)
           2000                     16.21          0.09           0.55           0.64          (0.08)        (1.12)          (1.20)
           1999(1)                  15.21          0.04           1.99           2.03          (0.03)        (1.00)          (1.03)
L Shares
           2003*                   $12.08        $ 0.02(2)      $ 1.35(2)      $(1.37)        $(0.01)        $  --          $(0.01)
           2003                     13.66            --          (1.56)         (1.56)         (0.02)           --           (0.02)
           2002                     14.96         (0.02)         (1.28)         (1.30)            --            --              --
           2001                     15.49         (0.05)         (0.05)         (0.10)            --         (0.43)          (0.43)
           2000                     16.10            --           0.51           0.51             --         (1.12)          (1.12)
           1999(1)                  15.14         (0.01)          1.97           1.96             --         (1.00)          (1.00)

  * For the six month period ended November 30, 2003. All ratios for the period have been annualized.
  + Returns are for the period indicated and have not been annualized. Total return figures do not include applicable sales loads. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(1) For the six month period ended May 31, 1999. All ratios for the period have been annualized.
(2) Per share data calculated using average shares outstanding method.

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                       RATIO OF
                                                                                 RATIO OF             EXPENSES TO
                 NET ASSET                NET ASSETS,       RATIO OF           NET INVESTMENT      AVERAGE NET ASSETS      PORTFOLIO
                VALUE, END     TOTAL        END OF       NET EXPENSES TO      INCOME (LOSS) TO     (EXCLUDING WAIVERS      TURNOVER
                 OF PERIOD    RETURN+    PERIOD (000)   AVERAGE NET ASSETS   AVERAGE NET ASSETS   AND/OR REIMBURSEMENTS)     RATE
                ----------   --------    ------------   ------------------   ------------------   ----------------------  ---------
BALANCED FUND
T Shares
           2003*  $12.02        1.63%    $  250,174            1.02%                1.53%                  1.05%             63%
           2003    11.92       (0.14)       228,475            1.02                 1.74                   1.05             102
           2002    12.18       (3.29)       241,604            1.02                 1.78                   1.05              95
           2001    13.18        3.24        209,316            1.01                 2.24                   1.05              99
           2000    13.37        5.02        223,634            0.97                 2.39                   1.07             182
           1999    13.26       10.98        251,752            0.97                 2.19                   1.06             179
A Shares
           2003*  $12.07        1.47%    $    9,144            1.33%                1.22%                  1.54%             63%
           2003    11.97       (0.54)         8,285            1.33                 1.43                   1.55             102
           2002    12.24       (3.57)         9,020            1.33                 1.46                   1.55              95
           2001    13.24        2.91          7,834            1.32                 1.93                   1.54              99
           2000    13.43        4.66          9,627            1.27                 2.07                   1.51             182
           1999    13.32       10.70         14,962            1.27                 1.89                   1.43             179
L Shares
           2003*  $11.91        1.03%    $   73,631            2.09%                0.46%                  2.17%             63%
           2003    11.82       (1.15)        67,567            2.09                 0.67                   2.18             102
           2002    12.07       (4.33)        74,880            2.09                 0.71                   2.16              95
           2001    13.07        2.11         67,824            2.07                 1.18                   2.15              99
           2000    13.27        3.88         64,322            2.03                 1.33                   2.18             182
           1999    13.17        9.84         73,526            2.03                 1.13                   2.15             179
CAPITAL APPRECIATION FUND
T Shares
           2003*  $11.75        6.62%    $1,197,556            1.22%               (0.27)%                 1.24%             55%
           2003    11.02       (9.97)     1,090,549            1.22                (0.32)                  1.24              69
           2002    12.24      (11.06)     1,204,445            1.22                (0.54)                  1.24              75
           2001    13.89       (3.74)     1,177,933            1.21                (0.29)                  1.24              75
           2000    17.12        8.98      1,296,927            1.17                 0.10                   1.26             129
           1999    16.62       17.83      1,966,842            1.17                 0.29                   1.26             147
A Shares
           2003*  $11.30        6.30%    $  144,543            1.88%               (0.93)%                 2.00%             55%
           2003    10.63      (10.60)       141,488            1.88                (0.98)                  2.00              69
           2002    11.89      (11.68)       163,155            1.88                (1.20)                  1.99              75
           2001    13.59       (4.38)       202,548            1.86                (0.94)                  1.98              75
           2000    16.91        8.29        251,421            1.82                (0.55)                  1.98             129
           1999    16.53       17.20        311,120            1.82                (0.30)                  1.96             147
L Shares
           2003*  $10.76        6.01%    $  105,390            2.35%               (1.40)%                 2.43%             55%
           2003    10.15      (10.96)        94,505            2.35                (1.45)                  2.45              69
           2002    11.40      (12.05)       110,923            2.35                (1.67)                  2.39              75
           2001    13.09       (4.79)       112,497            2.33                (1.41)                  2.39              75
           2000    16.45        7.77        128,159            2.29                (1.03)                  2.39             129
           1999    16.18       16.50        162,100            2.29                (0.86)                  2.38             147
GROWTH AND INCOME FUND (A)
T Shares
           2003*  $13.59       11.84%    $  716,346            0.99%                1.17%                  0.99%             21%
           2003    12.21      (10.58)       598,862            0.99                 1.05                   0.99              52
           2002    13.80       (7.80)       792,557            0.99                 0.63                   0.99              68
           2001    15.05        0.11        867,664            0.99                 0.49                   0.99              73
           2000    15.53        4.11        885,109            1.01                 0.76                   1.01              53
           1999(1) 16.09       14.24        634,279            1.14                 0.49                   1.43              31
A Shares
           2003*  $13.70       11.73%    $   41,674            1.18%                0.97%                  1.36%             21%
           2003    12.31      (10.74)        36,305            1.18                 0.88                   1.38              52
           2002    13.91       (7.97)        36,789            1.18                 0.44                   1.36              68
           2001    15.17       (0.07)        40,174            1.18                 0.30                   1.35              73
           2000    15.65        3.92         42,666            1.18                 0.58                   1.31              53
           1999(1) 16.21       14.31         36,958            1.08                 0.54                   1.17              31
L Shares
           2003*  $13.44       11.31%    $   91,574            1.93%                0.23%                  2.18%             21%
           2003    12.08      (11.41)        74,261            1.93                 0.11                   2.20              52
           2002    13.66       (8.69)        94,671            1.93                (0.29)                  2.16              68
           2001    14.96       (0.77)        78,376            1.93                (0.45)                  2.14              73
           2000    15.49        3.11         62,462            1.93                (0.14)                  2.18              53
           1999(1) 16.10       13.85         35,163            1.83                (0.21)                  1.97              31

(A) On May 24, 1999, the CrestFund Value Fund exchanged all of its assets and certain liabilities for shares of the Growth and Income Fund. The CrestFund Value Fund is the accounting survivor in this transaction, and as a result, its basis of accounting for assets and liabilities and its operating results for the periods prior to May 24, 1999 have been carried forward in these financial highlights.

Amounts designated as "--" are either $0 or have been rounded to $0.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS
------------------------------------------------------------------------------------------------------------------------------------
STI CLASSIC EQUITY FUNDS FOR THE SIX MONTH PERIOD ENDED NOVEMBER 30, 2003 (UNAUDITED) AND THE YEARS ENDED MAY 31,
(UNLESS OTHERWISE INDICATED)
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS


                                NET ASSET                 NET REALIZED AND                 DIVIDENDS                       TOTAL
                                  VALUE,        NET       UNREALIZED GAINS     TOTAL       FROM NET    DISTRIBUTIONS     DIVIDENDS
                                BEGINNING    INVESTMENT      (LOSSES)          FROM       INVESTMENT   FROM REALIZED        AND
                                OF PERIOD   INCOME (LOSS)  ON INVESTMENTS    OPERATIONS     INCOME     CAPITAL GAINS   DISTRIBUTIONS
                                ---------   ------------- ----------------   ----------   ----------   -------------   -------------
INFORMATION AND TECHNOLOGY FUND
T Shares
T Shares
           2003*                 $ 6.07        $(0.02)(1)     $ 1.50(1)      $(1.48)        $   --        $   --          $   --
           2003                    8.06         (0.04)(1)      (1.95)(1)      (1.99)            --            --              --
           2002                   13.34          0.01          (5.29)         (5.28)            --            --              --
           2001                   15.87         (0.08)         (2.45)         (2.53)            --            --              --
           2000(2)                10.00         (0.04)          5.91           5.87             --            --              --
A Shares
           2003*(4)              $ 7.16        $(0.01)(1)++   $ 0.40(1)++    $ 0.39         $   --        $   --          $   --
L Shares
           2003*                 $ 5.86        $(0.05)(1)     $ 1.45(1)      $ 1.40         $   --        $   --          $   --
           2003                    7.86         (0.09)(1)      (1.91)(1)      (2.00)            --            --              --
           2002                   13.15         (0.14)         (5.15)         (5.29)            --            --              --
           2001                   15.81         (0.22)         (2.44)         (2.66)            --            --              --
           2000(3)                18.20         (0.07)         (2.32)         (2.39)            --            --              --
INTERNATIONAL EQUITY FUND
T Shares
           2003*                 $ 8.00        $ 0.03(1)      $ 1.43(1)      $ 1.46         $   --        $   --          $   --
           2003                    9.31          0.07          (1.32)         (1.25)         (0.06)           --           (0.06)
           2002                   10.19          0.19          (1.07)         (0.88)            --            --              --
           2001                   12.56            --          (1.22)         (1.22)         (0.04)        (1.11)          (1.15)
           2000                   12.97         (0.10)          1.42           1.32          (0.07)        (1.66)          (1.73)
           1999                   15.00            --          (1.14)         (1.14)         (0.05)        (0.84)          (0.89)
A Shares
           2003*                 $ 7.92        $ 0.01(1)      $ 1.41(1)      $ 1.42         $   --        $   --          $   --
           2003                    9.21          0.04          (1.30)         (1.26)         (0.03)           --           (0.03)
           2002                   10.11          0.14          (1.04)         (0.90)            --            --              --
           2001                   12.47         (0.02)         (1.23)         (1.25)            --         (1.11)          (1.11)
           2000                   12.89         (0.11)          1.37           1.26          (0.02)        (1.66)          (1.68)
           1999                   14.92         (0.09)         (1.10)         (1.19)            --         (0.84)          (0.84)
L Shares
           2003*                 $ 7.50        $(0.02)(1)     $ 1.35(1)      $ 1.33         $   --        $   --          $   --
           2003                    8.75         (0.01)         (1.24)         (1.25)            --            --              --
           2002                    9.68          0.04          (0.97)         (0.93)            --            --              --
           2001                   12.06         (0.16)         (1.11)         (1.27)            --         (1.11)          (1.11)
           2000                   12.58         (0.32)          1.46           1.14             --         (1.66)          (1.66)
           1999                   14.68         (0.29)         (0.97)         (1.26)            --         (0.84)          (0.84)
INTERNATIONAL EQUITY INDEX FUND
T Shares
           2003*                 $ 8.39        $ 0.03(1)      $ 1.81(1)      $ 1.84         $   --        $   --          $   --
           2003                    9.76          0.10(1)       (1.43)(1)      (1.33)         (0.04)           --           (0.04)
           2002                   11.18          0.04          (1.43)         (1.39)         (0.03)           --           (0.03)
           2001                   13.97          0.06          (2.69)         (2.63)         (0.07)        (0.09)          (0.16)
           2000                   11.82          0.16           2.13           2.29          (0.03)        (0.11)          (0.14)
           1999                   13.31          0.09           0.85           0.94          (0.24)        (2.19)          (2.43)
A Shares
           2003*                 $ 8.28        $   --(1)      $ 1.78(1)      $ 1.78         $   --        $   --          $   --
           2003                    9.64          0.10(1)       (1.45)(1)      (1.35)         (0.01)           --           (0.01)
           2002                   11.05         (0.02)         (1.38)         (1.40)         (0.01)           --           (0.01)
           2001                   13.80         (0.01)         (2.65)         (2.66)            --         (0.09)          (0.09)
           2000                   11.70         (0.11)          2.32           2.21             --         (0.11)          (0.11)
           1999                   13.20         (0.11)          0.98           0.87          (0.18)        (2.19)          (2.37)
L Shares
           2003*                 $ 8.10        $(0.02)(1)     $ 1.74(1)      $ 1.72         $   --        $   --          $   --
           2003                    9.48          0.01(1)       (1.39)(1)      (1.38)            --            --              --
           2002                   10.93         (0.12)         (1.33)         (1.45)            --            --              --
           2001                   13.74         (0.06)         (2.66)         (2.72)            --         (0.09)          (0.09)
           2000                   11.73          0.08           2.04           2.12             --         (0.11)          (0.11)
           1999                   13.17         (0.15)          0.94           0.79          (0.04)        (2.19)          (2.23)

  * For the six month period ended November 30, 2003. All ratios for the period have been annualized.
  + Returns are for the period indicated and have not been annualized. Total return figures do not include applicable sales loads. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
 ++ Ratios reflect the impact of initial low level of average net assets associated with commencement of operations.
(1)  Per share data calculated using average shares outstanding method.
(2) T Shares commenced operations on September 30, 1999. All ratios for the period have been annualized.
(3) L Shares commenced operations on January 24, 2000. All ratios for the period have been annualized.
(4) A Shares commenced operations on October 27, 2003. All ratios for the period have been annualized.

Amounts designated as "--" are either $0 or have been rounded to $0.

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                       RATIO OF
                                                                                 RATIO OF             EXPENSES TO
                 NET ASSET                NET ASSETS,       RATIO OF           NET INVESTMENT      AVERAGE NET ASSETS      PORTFOLIO
                VALUE, END     TOTAL        END OF       NET EXPENSES TO      INCOME (LOSS) TO     (EXCLUDING WAIVERS      TURNOVER
                 OF PERIOD    RETURN+    PERIOD (000)   AVERAGE NET ASSETS   AVERAGE NET ASSETS   AND/OR REIMBURSEMENTS)     RATE
                ----------   --------    ------------   ------------------   ------------------   ----------------------  ---------
INFORMATION AND TECHNOLOGY FUND
T Shares
        2003*     $ 7.55       24.38%      $ 11,943           1.38%                (0.66)%                1.38%             248%
        2003        6.07      (24.69)        11,789           1.25                 (0.72)                 1.25            1,259
        2002        8.06      (39.58)        32,068           1.19                 (0.92)                 1.19            1,102
        2001       13.34      (15.94)        87,045           1.20                 (0.45)                 1.21              750
        2000(2)    15.87       58.70        106,425           1.20                 (0.54)                 1.34              250
A Shares
        2003*(4)  $ 7.55        5.45%      $      2           1.30%                (1.12)%                1.81%             248%
L Shares
        2003*     $ 7.26       23.89%      $  8,053           2.25%                (1.55)%                2.97%             248%
        2003        5.86      (25.45)         6,485           2.25                 (1.68)                 3.00            1,259
        2002        7.86      (40.23)        10,851           2.25                 (1.99)                 2.57            1,102
        2001       13.15      (16.82)        22,104           2.25                 (1.50)                 2.45              750
        2000(3)    15.81      (13.13)        20,201           2.25                 (1.65)                 2.40              250
INTERNATIONAL EQUITY FUND
T Shares
        2003*     $ 9.46       18.25%      $226,722           1.43%                 0.63%                 1.43%              35%
        2003        8.00      (13.40)       191,041           1.46                  0.83                  1.46               89
        2002        9.31       (8.64)       252,991           1.48                  0.48                  1.48              102
        2001       10.19      (10.79)       208,120           1.45                  0.50                  1.45               68
        2000       12.56       10.58        299,100           1.48                  0.59                  1.48              179
        1999       12.97       (7.43)       573,255           1.47                  0.68                  1.52              161
A Shares
        2003*     $ 9.34       17.93%      $  6,824           1.83%                 0.12%                 2.09%              35%
        2003        7.92      (13.70)         6,408           1.83                  0.59                  2.22               89
        2002        9.21       (8.90)         5,272           1.83                 (0.21)                 2.08              102
        2001       10.11      (11.13)         7,517           1.79                  0.18                  1.97               68
        2000       12.47       10.15         10,462           1.83                  0.33                  1.95              179
        1999       12.89       (7.82)        14,145           1.83                  0.30                  1.93              161
L Shares
        2003*     $ 8.83       17.73%      $  6,942           2.53%                (0.47)%                2.93%              35%
        2003        7.50      (14.29)         5,678           2.53                 (0.17)                 3.03               89
        2002        8.75       (9.61)         6,567           2.53                 (0.73)                 2.93              102
        2001        9.68      (11.71)         7,765           2.48                 (0.51)                 2.57               68
        2000       12.06        9.38         10,891           2.53                 (0.38)                 2.74              179
        1999       12.58       (8.48)        17,103           2.53                 (0.40)                 2.82              161
INTERNATIONAL EQUITY INDEX FUND
T Shares
        2003*     $10.23       21.93%      $301,119           1.02%                 0.63%                 1.10%               6%
        2003        8.39      (13.63)       248,770           1.03                  1.26                  1.12               25
        2002        9.76      (12.43)       287,944           1.04                  0.63                  1.12               35
        2001       11.18      (18.90)       236,862           1.06                  0.40                  1.09               13
        2000       13.97       19.36        340,853           1.07                  0.83                  1.18                9
        1999       11.82        7.87         74,616           1.07                  0.69                  1.17               32
A Shares
        2003*     $10.06       21.50%      $ 15,004           1.49%                 0.06%                 1.64%               6%
        2003        8.28      (14.03)         9,877           1.49                  1.33                  1.87               25
        2002        9.64      (12.65)         3,222           1.49                 (0.12)                 1.90               35
        2001       11.05      (19.31)         3,451           1.46                  0.05                  1.83               13
        2000       13.80       18.86          4,563           1.47                  0.07                  1.79                9
        1999       11.70        7.33          4,909           1.47                  0.25                  1.71               32
L Shares
        2003*     $ 9.82       21.23%      $  4,402           2.14%                (0.53)%                2.66%               6%
        2003        8.10      (14.56)         3,093           2.14                  0.18                  2.82               25
        2002        9.48      (13.27)         3,505           2.14                 (0.68)                 2.62               35
        2001       10.93      (19.84)         4,731           2.10                 (0.61)                 2.15               13
        2000       13.74       18.04          5,853           2.12                 (0.36)                 2.61                9
        1999       11.73        6.68          1,465           2.12                 (0.30)                 2.92               32

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS
------------------------------------------------------------------------------------------------------------------------------------
STI CLASSIC EQUITY FUNDS FOR THE SIX MONTH PERIOD ENDED NOVEMBER 30, 2003 (UNAUDITED) AND THE YEARS ENDED MAY 31,
(UNLESS OTHERWISE INDICATED)
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS


                                NET ASSET                 NET REALIZED AND                 DIVIDENDS                       TOTAL
                                  VALUE,        NET       UNREALIZED GAINS     TOTAL       FROM NET    DISTRIBUTIONS     DIVIDENDS
                                BEGINNING    INVESTMENT      (LOSSES)          FROM       INVESTMENT   FROM REALIZED        AND
                                OF PERIOD   INCOME (LOSS)  ON INVESTMENTS    OPERATIONS     INCOME     CAPITAL GAINS   DISTRIBUTIONS
                                ---------   ------------- ----------------   ----------   ----------   -------------   -------------
LIFE VISION AGGRESSIVE GROWTH FUND (A) (B) (C)
T Shares
           2003*                 $ 8.55        $ 0.01(4)      $ 1.06(4)        $ 1.07       $(0.01)       $   --          $(0.01)
           2003                    9.57          0.03          (1.02)           (0.99)       (0.03)           --           (0.03)
           2002                   10.31          0.02          (0.74)           (0.72)       (0.02)           --           (0.02)
           2001                   11.61          0.11           0.23             0.34        (0.12)        (1.52)          (1.64)
           2000                   11.31          0.05           0.74             0.79        (0.05)        (0.44)          (0.49)
           1999(1)                11.32          0.02           1.13             1.15        (0.01)        (1.15)          (1.16)
A Shares
           2003*(5)              $ 9.46        $(0.01)(4)(9)  $ 0.16(4)(9)     $ 0.15       $   --        $   --          $   --
B Shares
           2003*                 $ 8.53        $(0.03)(4)     $ 1.07(4)        $ 1.04       $   --        $   --          $   --
           2003(2)                 7.23         (0.01)          1.31             1.30           --            --              --
LIFE VISION CONSERVATIVE FUND (B) (C)
T Shares
           2003*(6)              $10.71        $   --(4)(9)   $ 0.07(4)(9)     $ 0.07       $   --        $   --          $   --
A Shares
           2003*(7)              $10.68        $ 0.01(4)(9)   $ 0.09(4)(9)     $ 0.10       $   --        $   --          $   --
B Shares
           2003*                 $10.43        $ 0.07(4)      $ 0.32(4)        $ 0.39       $(0.04)       $   --          $(0.04)
           2003(2)                10.00          0.01           0.42             0.43           --            --              --

LIFE VISION GROWTH AND INCOME FUND (B) (C) (D)
T Shares
           2003*                 $ 9.33        $ 0.06(4)      $ 0.96(4)        $ 1.02       $(0.06)       $   --          $(0.06)
           2003                    9.98          0.13          (0.65)           (0.52)       (0.13)           --           (0.13)
           2002                   10.42          0.12          (0.43)           (0.31)       (0.13)           --           (0.13)
           2001                   10.50          0.24           0.40             0.64        (0.25)        (0.47)          (0.72)
           2000                   10.33          0.07           0.52             0.59        (0.17)        (0.25)          (0.42)
           1999(1)                11.06          0.08           0.69             0.77        (0.06)        (1.44)          (1.50)
A Shares
           2003*(8)              $10.18        $   --(4)(9)   $ 0.11(4)(9)     $ 0.11       $   --        $   --          $   --
B Shares
           2003*                 $ 9.34        $ 0.02(4)      $ 0.96(4)        $ 0.98       $(0.04)       $   --          $(0.04)
           2003(2)                 8.10          0.02           1.24             1.26        (0.02)           --           (0.02)
LIFE VISION MODERATE GROWTH FUND (B) (C) (D)
T Shares
           2003*                 $ 9.02        $ 0.07(4)      $ 0.74(4)        $ 0.81       $(0.07)       $   --          $(0.07)
           2003                    9.40          0.16          (0.38)           (0.22)       (0.16)           --           (0.16)
           2002                    9.73          0.17          (0.32)           (0.15)       (0.18)           --           (0.18)
           2001                   10.61          0.32           0.20             0.52        (0.34)        (1.06)          (1.40)
           2000                   10.80          0.33           0.13             0.46        (0.21)        (0.44)          (0.65)
           1999(1)                11.01          0.11           0.56             0.67        (0.09)        (0.79)          (0.88)
A Shares
           2003*(3)              $ 9.58        $ 0.01(4)(9)   $ 0.17(4)(9)     $ 0.18       $   --        $   --          $   --
B Shares
           2003*                 $ 9.00        $ 0.03(4)      $ 0.75(4)        $ 0.78       $(0.05)       $   --          $(0.05)
           2003(2)                 8.05          0.03           0.95             0.98        (0.03)           --           (0.03)
MID-CAP EQUITY FUND
T Shares
           2003*                 $ 8.74        $ 0.04(4)      $ 1.22(4)        $ 1.26       $(0.02)       $   --          $(0.02)
           2003                    9.79         (0.03)(4)      (1.02)(4)++      (1.05)++        --            --              --
           2002                   10.95          0.01          (1.17)           (1.16)          --            --              --
           2001                   14.10         (0.03)         (0.61)           (0.64)          --         (2.51)          (2.51)
           2000                   12.68         (0.04)          2.32             2.28           --         (0.86)          (0.86)
           1999                   13.79          0.01           0.07             0.08           --         (1.19)          (1.19)
A Shares
           2003*                 $ 8.42        $ 0.02(4)      $ 1.17(4)        $ 1.19       $(0.01)       $   --          $(0.01)
           2003                    9.47         (0.05)(4)      (1.00)(4)        (1.05)          --            --              --
           2002                   10.64         (0.03)         (1.14)           (1.17)          --            --              --
           2001                   13.82         (0.05)         (0.62)           (0.67)          --         (2.51)          (2.51)
           2000                   12.50         (0.19)          2.37             2.18           --         (0.86)          (0.86)
           1999                   13.67         (0.06)          0.08             0.02           --         (1.19)          (1.19)
L Shares
           2003*                 $ 7.92        $(0.01)(4)     $ 1.10(4)        $ 1.09       $   --        $   --          $   --
           2003                    8.97         (0.10)(4)      (0.95)(4)        (1.05)          --            --              --
           2002                   10.14          0.02          (1.19)           (1.17)          --            --              --
           2001                   13.35         (0.07)         (0.63)           (0.70)          --         (2.51)          (2.51)
           2000                   12.17         (0.22)          2.26             2.04           --         (0.86)          (0.86)
           1999                   13.42         (0.14)          0.08            (0.06)          --         (1.19)          (1.19)

  * For the six month period ended November 30, 2003. All ratios for the period have been annualized.
  + Returns are for the period indicated and have not been annualized. Total return figures do not include applicable sales loads. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
 ++  Includes redemption fees of $0.01.
(1) For the six month period ended May 31, 1999. All ratios for the period have been annualized.
(2) B Shares commenced operations on March 11, 2003. All ratios for the period have been annualized.
(3) A Shares commenced operations on October 10, 2003. All ratios for the period have been annualized.
(4)  Per share data calculated using average shares outstanding method.
(5) A Shares commenced operations on October 16, 2003. All ratios for the period have been annualized.
(6) T Shares commenced operations on November 6, 2003. All ratios for the period have been annualized.
(7) A Shares commenced operations on November 11, 2003. All ratios for the period have been annualized.
(8) A Shares commenced operations on November 5, 2003. All ratios for the period have been annualized.
(9) Ratios reflect the impact of initial low level of average net assets associated with commencement of operations.

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                       RATIO OF
                                                                                 RATIO OF             EXPENSES TO
                 NET ASSET                NET ASSETS,       RATIO OF           NET INVESTMENT      AVERAGE NET ASSETS      PORTFOLIO
                VALUE, END     TOTAL        END OF       NET EXPENSES TO      INCOME (LOSS) TO     (EXCLUDING WAIVERS      TURNOVER
                 OF PERIOD    RETURN+    PERIOD (000)   AVERAGE NET ASSETS   AVERAGE NET ASSETS   AND/OR REIMBURSEMENTS)     RATE
                ----------   --------    ------------   ------------------   ------------------   ----------------------  ---------

LIFE VISION AGGRESSIVE GROWTH FUND (A) (B) (C)
T Shares
        2003*     $ 9.61       12.50%      $ 35,170            0.25%                0.18%                 0.39%               30%
        2003        8.55      (10.36)        28,681            0.25                 0.33                  0.40                50
        2002        9.57       (6.96)        34,398            0.25                 0.17                  0.41               101
        2001       10.31        3.07         23,936            0.25                 1.05                  0.43               202
        2000       11.61        7.25         18,412            0.25                 0.48                  0.44               183
        1999(1)    11.31       10.99         18,699            0.27                 0.28                  0.63                33
A Shares
        2003*(5)  $ 9.61        1.59%      $     20            0.51%               (0.50)%                0.85%               30%
B Shares
        2003*     $ 9.57       12.19%      $  3,200            1.00%               (0.61)%                2.17%               30%
        2003(2)     8.53       18.03          1,052            0.89                (0.86)                 1.36                50
LIFE VISION CONSERVATIVE FUND (B) (C)
T Shares
        2003*(6)  $10.78        0.65%      $     10            0.25%                  --%                 0.36%              106%
A Shares
        2003*(7)  $10.78        0.94%      $      6            0.63%                1.82%                 0.77%              106%
B Shares
        2003*     $10.78        3.71%      $  4,090            0.95%                1.23%                 1.96%              106%
        2003(2)    10.43        4.30            800            0.92                 0.85                  1.39               160

LIFE VISION GROWTH AND INCOME FUND (B) (C) (D)
T Shares
        2003*     $10.29       10.98%      $ 73,055            0.25%                1.18%                 0.36%               60%
        2003        9.33       (5.16)        59,449            0.25                 1.46                  0.37               139
        2002        9.98       (2.97)        77,395            0.25                 1.25                  0.39               166
        2001       10.42        6.31         37,550            0.25                 2.41                  0.39               286
        2000       10.50        5.81         30,473            0.25                 1.77                  0.42               189
        1999(1)    10.33        7.75         21,950            0.27                 1.38                  0.60                40
A Shares
        2003*(8)  $10.29        1.08%      $    210            0.54%                0.68%                 0.86%               60%
B Shares
        2003*     $10.28       10.52%      $  7,910            1.00%                0.42%                 1.74%               60%
        2003(2)     9.34       15.57          2,017            0.90                 0.39                  1.34               139
LIFE VISION MODERATE GROWTH FUND (B) (C) (D)
T Shares
        2003*     $ 9.76        9.00%      $109,909            0.25%                1.43%                 0.36%               66%
        2003        9.02       (2.21)        93,722            0.25                 1.87                  0.36               101
        2002        9.40       (1.52)        88,592            0.25                 1.81                  0.36               202
        2001        9.73        5.28         73,429            0.25                 3.04                  0.37               247
        2000       10.61        4.46         69,622            0.25                 2.19                  0.37               151
        1999(1)    10.80        6.35         88,188            0.27                 1.90                  0.42                48
A Shares
        2003*(3)  $ 9.76        1.88%      $     65            0.56%                1.07%                 0.85%               66%
B Shares
        2003*     $ 9.73        8.67%      $ 10,303            1.00%                0.67%                 1.62%               66%
        2003(2)     9.00       12.22          2,691            0.91                 0.93                  1.34               101
MID-CAP EQUITY FUND
T Shares
        2003*     $ 9.98       14.43%      $173,047            1.23%                0.86%                 1.25%               68%
        2003        8.74      (10.73)       118,092            1.22                (0.31)                 1.25               144
        2002        9.79      (10.59)       171,813            1.22                (0.18)                 1.24                87
        2001       10.95       (6.92)       156,111            1.21                (0.24)                 1.25               100
        2000       14.10       19.10        206,545            1.17                   --                  1.25               131
        1999       12.68        1.61        254,055            1.17                (0.47)                 1.28                76
A Shares
        2003*     $ 9.60       14.14%      $ 14,278            1.68%                0.42%                 1.88%               68%
        2003        8.42      (11.09)        12,137            1.68                (0.68)                 1.92               144
        2002        9.47      (11.00)        10,766            1.68                (0.63)                 1.89                87
        2001       10.64       (7.34)        12,316            1.66                (0.69)                 1.86               100
        2000       13.82       18.55         14,513            1.62                (0.43)                 1.81               131
        1999       12.50        1.17         19,230            1.62                (0.90)                 1.76                76
L Shares
        2003*     $ 9.01       13.76%      $ 16,028            2.28%               (0.19)%                2.56%               68%
        2003        7.92      (11.71)        12,013            2.28                (1.33)                 2.60               144
        2002        8.97      (11.54)        13,937            2.28                (1.23)                 2.50                87
        2001       10.14       (7.88)        12,910            2.26                (1.29)                 2.46               100
        2000       13.35       17.87         14,588            2.22                (1.05)                 2.44               131
        1999       12.17        0.56         15,804            2.22                (1.52)                 2.48                76

(A) On May 24, 1999, the CrestFund Life Vision Maximum Growth Portfolio exchanged all of its assets and certain liabilities for shares of the Life Vision Aggressive Growth Fund. The CrestFund Life Vision Maximum Growth Portfolio is the accounting survivor in this transaction, and as a result, its basis of accounting for assets and liabilities and its operating results for the periods prior to May 24, 1999 have been carried forward in these financial highlights.
(B) The Life Vision Funds and its shareholders indirectly bear a pro rata share of the expenses of the underlying STIClassic Funds. The expense ratios do not include such expenses.
(C) Recognition of net investment income by the Life Vision Funds is affected by the timing of the declaration of dividends by the STI Classic Funds in which the Life Vision Funds invest.
(D) On May 24, 1999, the CrestFund Life Vision Growth and Income and CrestFund Life Vision Balanced Portfolios exchanged all of their assets and certain liabilities for shares of the Life Vision Growth and Income and Life Vision Moderate Growth Funds, respectively. The CrestFund Life Vision Growth and Income, and CrestFund Life Vision Balanced Portfolios are the accounting survivors in these transactions, and as a result, their basis of accounting for assets and liabilities and their operating results for the periods prior to May 24, 1999 have been carried forward in these financial highlights.

Amounts designated as "--" are either $0 or have been rounded to $0.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS
------------------------------------------------------------------------------------------------------------------------------------
STI CLASSIC EQUITY FUNDS FOR THE SIX MONTH PERIOD ENDED NOVEMBER 30, 2003 (UNAUDITED) AND THE YEARS ENDED MAY 31,
(UNLESS OTHERWISE INDICATED)
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS


                                NET ASSET                 NET REALIZED AND                 DIVIDENDS                       TOTAL
                                  VALUE,        NET       UNREALIZED GAINS     TOTAL       FROM NET    DISTRIBUTIONS     DIVIDENDS
                                BEGINNING    INVESTMENT      (LOSSES)          FROM       INVESTMENT   FROM REALIZED        AND
                                OF PERIOD   INCOME (LOSS)  ON INVESTMENTS    OPERATIONS     INCOME     CAPITAL GAINS   DISTRIBUTIONS
                                ---------   ------------- ----------------   ----------   ----------   -------------   -------------
MID CAP VALUE EQUITY FUND
T Shares
           2003*                 $ 8.62       $ 0.02(3)       $ 1.30(3)       $ 1.32        $(0.02)       $   --          $(0.02)
           2003                   10.95         0.05           (2.16)          (2.11)        (0.04)        (0.18)          (0.22)
           2002(4)                10.00         0.02            0.94            0.96         (0.01)           --           (0.01)
A Shares
           2003*(5)              $ 9.39       $ 0.01(3)++     $ 0.51(3)++     $ 0.52        $   --        $   --          $   --
L Shares
           2003*                 $ 8.58       $(0.01)(3)      $ 1.30(3)       $ 1.29        $   --**      $   --          $   --**
           2003                   10.92         0.01           (2.16)          (2.15)        (0.01)        (0.18)          (0.19)
           2002(4)                10.00        (0.01)           0.93            0.92            --            --              --
SMALL CAP GROWTH STOCK FUND
T Shares
           2003*                 $15.19       $(0.06)(3)      $ 4.21(3)       $ 4.15        $   --        $   --          $   --
           2003                   17.28        (0.12)(3)       (1.72)(3)       (1.84)           --         (0.25)          (0.25)
           2002                   18.37           --           (1.02)          (1.02)           --         (0.07)          (0.07)
           2001                   18.30        (0.18)           1.71            1.53            --         (1.46)          (1.46)
           2000                   14.55        (0.08)           4.02            3.94            --         (0.19)          (0.19)
           1999(1)                10.00        (0.05)           4.62            4.57            --         (0.02)          (0.02)
A Shares
           2003*                 $15.00       $(0.09)(3)      $ 4.15(3)       $ 4.06        $   --        $   --          $   --
           2003                   17.12        (0.17)(3)       (1.70)(3)       (1.87)           --         (0.25)          (0.25)
           2002                   18.26        (0.17)          (0.90)          (1.07)           --         (0.07)          (0.07)
           2001                   18.27        (0.59)           2.04            1.45            --         (1.46)          (1.46)
           2000(2)                16.46        (0.07)           1.88            1.81            --            --              --
L Shares
           2003*                 $14.45       $(0.15)(3)      $ 3.99(3)       $ 3.84        $   --        $   --          $   --
           2003                   16.62        (0.26)(3)       (1.66)(3)       (1.92)           --         (0.25)          (0.25)
           2002                   17.85        (0.02)          (1.14)          (1.16)           --         (0.07)          (0.07)
           2001                   18.00        (0.25)           1.56            1.31            --         (1.46)          (1.46)
           2000                   14.46        (0.04)           3.77            3.73            --         (0.19)          (0.19)
           1999(1)                10.00        (0.19)           4.67            4.48            --         (0.02)          (0.02)
SMALL CAP VALUE EQUITY FUND
T Shares
           2003*                 $13.73       $ 0.03(3)       $ 3.15(3)       $ 3.18        $(0.05)       $   --          $(0.05)
           2003                   14.54         0.08           (0.82)          (0.74)        (0.07)           --           (0.07)
           2002                   12.21         0.08            2.35            2.43         (0.10)           --           (0.10)
           2001                    9.13         0.17            3.07            3.24         (0.16)           --           (0.16)
           2000                    9.70         0.13           (0.59)          (0.46)        (0.11)           --           (0.11)
           1999                   12.88         0.13           (2.57)          (2.44)        (0.13)        (0.61)          (0.74)
A Shares
           2003*(6)              $15.75       $ 0.02(3)++     $ 1.05(3)++     $ 1.07        $   --        $   --          $   --
L Shares
           2003*                 $13.55       $(0.05)(3)      $ 3.11(3)       $ 3.06        $   --**      $   --          $   --**
           2003                   14.43        (0.04)          (0.84)          (0.88)           --            --              --
           2002                   12.15           --            2.29            2.29         (0.01)           --           (0.01)
           2001                    9.10         0.07            3.04            3.11         (0.06)           --           (0.06)
           2000                    9.65           --           (0.54)          (0.54)        (0.01)           --           (0.01)
           1999                   12.80         0.01           (2.53)          (2.52)        (0.02)        (0.61)          (0.63)
STRATEGIC QUANTITATIVE EQUITY FUND
T Shares
           2003*(7)              $10.00       $(0.01)(3)++    $ 1.91(3)++     $ 1.90        $   --        $   --          $   --
A Shares
           2003*(8)              $11.35       $(0.01)(3)++    $ 0.56(3)++     $ 0.55        $   --        $   --          $   --
L Shares
           2003*(9)              $11.64       $(0.02)(3)++    $ 0.26(3)++     $ 0.24        $   --        $   --          $   --

  * For the six month period ended November 30, 2003. All ratios for the period have been annualized.
 **  Amount represents less than $0.01 per share.
  + Returns are for the period indicated and have not been annualized. Total return figures do not include applicable sales loads. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
 ++ Ratios reflect the impact of initial low level of average net assets associated with commencement of operations.
(1) T Shares commenced operations on October 8, 1998. All ratios for the period have been annualized.
(2) A Shares commenced operations on December 12, 1999. All ratios for the period have been annualized.
(3)  Per share data calculated using average shares outstanding method.

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                       RATIO OF
                                                                                 RATIO OF             EXPENSES TO
                 NET ASSET                NET ASSETS,       RATIO OF           NET INVESTMENT      AVERAGE NET ASSETS      PORTFOLIO
                VALUE, END     TOTAL        END OF       NET EXPENSES TO      INCOME (LOSS) TO     (EXCLUDING WAIVERS      TURNOVER
                 OF PERIOD    RETURN+    PERIOD (000)   AVERAGE NET ASSETS   AVERAGE NET ASSETS   AND/OR REIMBURSEMENTS)     RATE
                ----------   --------    ------------   ------------------   ------------------   ----------------------  ---------

MID CAP VALUE EQUITY FUND
T Shares
        2003*     $ 9.92       15.40%      $129,498            1.26%                0.47%                 1.36%              42%
        2003        8.62      (19.05)        99,854            1.25                 0.63                  1.35               71
        2002(4)    10.95        9.65        174,859            1.27                 0.29                  1.37               30
A Shares
        2003*(5)  $ 9.91        5.54%      $     77            1.60%                0.67%                 1.82%              42%
L Shares
        2003*     $ 9.87       15.05%      $  7,399            1.90%               (0.17)%                2.75%              42%
        2003        8.58      (19.58)         5,744            1.90                 0.03                  2.85               71
        2002(4)    10.92        9.24          5,465            1.89                (0.31)                 2.72               30
SMALL CAP GROWTH STOCK FUND
T Shares
        2003*     $19.34       27.32%      $777,784            1.25%               (0.73)%                1.25%              55%
        2003       15.19      (10.50)       567,714            1.24                (0.87)                 1.24               96
        2002       17.28       (5.55)       593,211            1.25                (1.01)                 1.25              100
        2001       18.37        8.33        508,857            1.24                (0.95)                 1.25              112
        2000       18.30       27.24        431,478            1.20                (0.86)                 1.23              110
        1999(1)    14.55       45.70        152,290            1.20                (0.48)                 1.49               75
A Shares
        2003*     $19.06       27.07%      $ 30,242            1.61%               (1.09)%                1.89%              55%
        2003       15.00      (10.77)        21,887            1.61                (1.23)                 1.93               96
        2002       17.12       (5.86)        24,978            1.61                (1.37)                 1.88              100
        2001       18.26        7.89         28,933            1.60                (1.33)                 1.87              112
        2000(2)    18.27       11.00         39,865            1.55                (1.26)                 1.79              110
L Shares
        2003*     $18.29       26.57%      $ 38,928            2.31%               (1.79)%                2.41%              55%
        2003       14.45      (11.40)        25,601            2.31                (1.93)                 2.46               96
        2002       16.62       (6.50)        29,457            2.31                (2.07)                 2.41              100
        2001       17.85        7.19         26,941            2.29                (2.01)                 2.39              112
        2000       18.00       25.95         23,228            2.25                (1.92)                 2.42              110
        1999(1)    14.46       44.78          6,158            2.25                (1.50)                 3.19               75
SMALL CAP VALUE EQUITY FUND
T Shares
        2003*     $16.86       23.19%      $644,292            1.25%                0.37%                 1.25%              10%
        2003       13.73       (5.09)       518,468            1.24                 0.64                  1.24               29
        2002       14.54       20.06        614,199            1.25                 0.67                  1.25               29
        2001       12.21       35.90        401,900            1.25                 1.72                  1.25               86
        2000        9.13       (4.72)       212,074            1.22                 1.31                  1.25               65
        1999        9.70      (18.72)       301,984            1.22                 1.27                  1.27               63
A Shares
        2003*(6)  $16.82        6.79%      $    655            1.55%                0.74%                 1.70%              10%
L Shares
        2003*     $16.61       22.60%      $ 45,195            2.31%               (0.69)%                2.46%              10%
        2003       13.55       (6.10)        34,064            2.31                (0.40)                 2.50               29
        2002       14.43       18.92         32,708            2.31                (0.38)                 2.52               29
        2001       12.15       34.30         11,167            2.30                 0.63                  2.66               86
        2000        9.10       (5.65)         8,596            2.27                 0.21                  2.56               65
        1999        9.65      (19.52)        19,465            2.27                 0.21                  2.55               63
STRATEGIC QUANTITATIVE EQUITY FUND
T Shares
        2003*(7)  $11.90       19.00%      $ 47,073            1.12%               (0.19)%                1.27%              80%
A Shares
        2003*(8)  $11.90        4.85%      $     42            1.51%               (0.43)%                1.71%              80%
L Shares
        2003*(9)  $11.88        2.06%      $    622            2.43%               (1.21)%                2.60%              80%

(4) Commenced operations on November 30, 2001. All ratios for the period have been annualized.
(5) A Shares commenced operations on October 27, 2003. All ratios for the period have been annualized.
(6) A Shares commenced operations on October 9, 2003. All ratios for the period have been annualized.
(7) T Shares commenced operations on August 7, 2003. All ratios for the period have been annualized.
(8) A Shares commenced operations on October 8, 2003. All ratios for the period have been annualized.
(9) L Shares commenced operations on October 13, 2003. All ratios for the period have been annualized.
Amounts designated as "--" are either $0 or have been rounded to $0.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS
------------------------------------------------------------------------------------------------------------------------------------
STI CLASSIC EQUITY FUNDS FOR THE SIX MONTH PERIOD ENDED NOVEMBER 30, 2003 (UNAUDITED) AND THE YEARS ENDED MAY 31,
(UNLESS OTHERWISE INDICATED)
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS


                                NET ASSET                 NET REALIZED AND                 DIVIDENDS                       TOTAL
                                  VALUE,        NET       UNREALIZED GAINS     TOTAL       FROM NET    DISTRIBUTIONS     DIVIDENDS
                                BEGINNING    INVESTMENT      (LOSSES)          FROM       INVESTMENT   FROM REALIZED        AND
                                OF PERIOD   INCOME (LOSS)  ON INVESTMENTS    OPERATIONS     INCOME     CAPITAL GAINS   DISTRIBUTIONS
                                ---------   ------------- ----------------   ----------   ----------   -------------   -------------
TAX SENSITIVE GROWTH STOCK FUND
T Shares
           2003*                  $20.78      $(0.02)(3)      $ 1.75           $ 1.73      $   --         $   --          $   --
           2003                    23.25          --(3)        (2.47)           (2.47)         --             --              --
           2002                    26.74       (0.02)          (3.47)           (3.49)         --             --              --
           2001                    33.10       (0.03)          (6.33)           (6.36)         --             --              --
           2000                    29.96        0.02            3.12             3.14          --             --              --
           1999(4)                 25.61        0.02            4.34             4.36       (0.01)            --           (0.01)
A Shares
           2003*(5)               $22.32      $(0.02)(3)++    $ 0.21++         $ 0.19      $   --         $   --          $   --
L Shares
           2003*                  $19.85      $(0.13)(3)      $ 1.67           $ 1.54      $   --         $   --          $   --
           2003                    22.45       (0.20)(3)       (2.40)           (2.60)         --             --              --
           2002                    26.10       (0.41)          (3.24)           (3.65)         --             --              --
           2001                    32.65       (0.36)          (6.19)           (6.55)         --             --              --
           2000                    29.85       (0.16)           2.96             2.80          --             --              --
           1999(6)                 25.52       (0.04)           4.37             4.33          --             --              --
VALUE INCOME STOCK FUND
T Shares
           2003*                  $ 9.73      $ 0.07(3)       $ 0.82           $ 0.89      $(0.07)        $   --          $(0.07)
           2003                    11.05        0.15           (1.33)           (1.18)      (0.14)            --           (0.14)
           2002                    11.61        0.12           (0.56)           (0.44)      (0.12)            --           (0.12)
           2001                    10.38        0.19            1.24             1.43       (0.20)            --           (0.20)
           2000                    12.85        0.23           (1.49)           (1.26)      (0.22)         (0.99)          (1.21)
           1999                    13.90        0.24            1.02             1.26       (0.24)         (2.07)          (2.31)
A Shares
           2003*                  $ 9.70      $ 0.05(3)       $ 0.82           $ 0.87      $(0.05)        $   --          $(0.05)
           2003                    11.01        0.12           (1.32)           (1.20)      (0.11)            --           (0.11)
           2002                    11.58        0.08           (0.56)           (0.48)      (0.09)            --           (0.09)
           2001                    10.35        0.14            1.25             1.39       (0.16)            --           (0.16)
           2000                    12.81        0.19           (1.48)           (1.29)      (0.18)         (0.99)          (1.17)
           1999                    13.87        0.19            1.02             1.21       (0.20)         (2.07)          (2.27)
L Shares
           2003*                  $ 9.60      $ 0.01(3)       $ 0.82           $ 0.83       (0.02)        $   --          $(0.02)
           2003                    10.90        0.05           (1.31)           (1.26)      (0.04)            --           (0.04)
           2002                    11.46          --           (0.55)           (0.55)      (0.01)            --           (0.01)
           2001                    10.24        0.04            1.26             1.30       (0.08)            --           (0.08)
           2000                    12.68        0.08           (1.44)           (1.36)      (0.09)         (0.99)          (1.08)
           1999                    13.75        0.10            1.01             1.11       (0.11)         (2.07)          (2.18)
VANTAGE FUND
T Shares
           2003*                  $ 8.45      $(0.04)(3)      $ 0.48           $ 0.44      $   --         $   --          $   --
           2003                     9.65       (0.12)          (1.08)           (1.20)         --             --              --
           2002(1)                 10.00       (0.03)          (0.32)           (0.35)         --             --              --
L Shares
           2003*                  $ 8.39      $(0.06)(3)      $ 0.49           $ 0.43      $   --         $   --          $   --
           2003                     9.64       (0.11)          (1.14)           (1.25)         --             --              --
           2002(2)                 10.49       (0.02)          (0.83)           (0.85)         --             --              --

* For the six month period ended November 30, 2003. All ratios for the period have been annualized.
**   Includes dividends on securities sold short.
+ Returns are for the period indicated and have not been annualized. Total return figures do not include applicable sales loads. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
++ Ratios reflect the impact of initial low level of average net assets associated with commencement of operations.
(1) T Shares commenced operations on November 30, 2001. All ratios for the period have been annualized.
(2) L Shares commenced operations on March 11, 2002. All ratios for the period have been annualized.
(3)  Per share data calculated using average shares outstanding method.
(4) T Shares commenced operations on December 11, 1998. All ratios for the period have been annualized.
(5) A Shares commenced operations on October 14, 2003. All ratios for the period have been annualized.
(6) L Shares commenced operations on December 15, 1998. All ratios for the period have been annualized.
Amounts designated as "--" are either $0 or have been rounded to $0.

------------------------------------------------------------------------------------------------------------------------------------


                                                                                                       RATIO OF
                                                                                 RATIO OF             EXPENSES TO
                 NET ASSET                NET ASSETS,       RATIO OF           NET INVESTMENT      AVERAGE NET ASSETS      PORTFOLIO
                VALUE, END     TOTAL        END OF       NET EXPENSES TO      INCOME (LOSS) TO     (EXCLUDING WAIVERS      TURNOVER
                 OF PERIOD    RETURN+    PERIOD (000)   AVERAGE NET ASSETS   AVERAGE NET ASSETS   AND/OR REIMBURSEMENTS)     RATE
                ----------   --------    ------------   ------------------   ------------------   ----------------------  ---------

TAX SENSITIVE GROWTH STOCK FUND
T Shares
        2003*     $22.51        8.33%     $  165,816           1.25%               (0.23)%                1.25%               24%
        2003       20.78      (10.62)        198,429           1.24                (0.01)                 1.24                58
        2002       23.25      (13.05)        244,707           1.24                (0.10)                 1.24                69
        2001       26.74      (19.21)        460,311           1.24                (0.10)                 1.25               103
        2000       33.10       10.48         710,179           1.20                 0.13                  1.26                30
        1999(4)    29.96       17.04         223,543           1.20                 0.21                  1.34                18
A Shares
        2003*(5)  $22.51        0.85%     $      238           1.65%               (0.58)%                1.68%               24%
L Shares
        2003*     $21.39        7.76%     $  107,014           2.31%               (1.29)%                2.42%               24%
        2003       19.85      (11.58)        110,085           2.31                (1.07)                 2.40                58
        2002       22.45      (13.98)        167,973           2.31                (1.16)                 2.36                69
        2001       26.10      (20.06)        233,496           2.30                (1.15)                 2.34               103
        2000       32.65        9.38         290,595           2.25                (0.91)                 2.35                30
        1999(6)    29.85       16.97          75,875           2.25                (0.80)                 2.48                18
VALUE INCOME STOCK FUND
T Shares
        2003*     $10.55        9.22%     $  686,485           0.89%                1.39%                 0.89%               30%
        2003        9.73      (10.54)        681,899           0.89                 1.68                  0.89                46
        2002       11.05       (3.68)        686,014           0.90                 1.13                  0.90                60
        2001       11.61       14.09         704,842           0.90                 1.70                  0.90                77
        2000       10.38      (10.52)        921,797           0.89                 2.02                  0.89                62
        1999       12.85       11.13       1,589,951           0.92                 1.91                  0.92                69
A Shares
        2003*     $10.52        9.04%        $70,610           1.28%                1.01%                 1.32%               30%
        2003        9.70      (10.85)         65,294           1.28                 1.29                  1.32                46
        2002       11.01       (4.14)         75,697           1.28                 0.74                  1.31                60
        2001       11.58       13.63          85,584           1.28                 1.31                  1.31                77
        2000       10.35      (10.83)        104,178           1.28                 1.64                  1.28                62
        1999       12.81       10.71         194,312           1.28                 1.55                  1.28                69
L Shares
        2003*     $10.41        8.65%     $   56,836           2.02%                0.28%                 2.08%               30%
        2003        9.60      (11.56)         49,007           2.02                 0.55                  2.10                46
        2002       10.90       (4.82)         59,392           2.02                   --                  2.05                60
        2001       11.46       12.85          65,895           2.01                 0.59                  2.05                77
        2000       10.24      (11.50)         84,563           2.02                 0.91                  2.03                62
        1999       12.68        9.91         167,000           2.02                 0.81                  2.03                69
VANTAGE FUND
T Shares
        2003*     $ 8.89        5.21%     $    3,189           2.06%**             (1.01)%                2.16%**            439%
        2003        8.45      (12.44)          4,195           2.15**              (0.68)                 2.25**           3,249
        2002(1)     9.65       (3.50)          8,816           2.03**              (0.78)                 2.13**           1,063
L Shares
        2003*     $ 8.82        5.13%     $      707           2.39%**             (1.35)%                4.49%**            439%
        2003        8.39      (12.97)            899           2.88**              (1.22)                 4.53**           3,249
        2002(2)     9.64       (8.10)            860           2.73**              (1.44)                 3.32**           1,063

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
STI CLASSIC EQUITY FUNDS  NOVEMBER 30, 2003



     1. Organization:

     The STI Classic Funds (the "Trust") was organized as a Massachusetts business trust under a Declaration of Trust dated January 15, 1992. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company offering 44 funds as of November 30, 2003. The financial statements presented herein are those of the Balanced Fund, the Capital Appreciation Fund, the Growth and Income Fund, the Information and Technology Fund, the International Equity Fund, the International Equity Index Fund, the Life Vision Aggressive Growth Fund, the Life Vision Conservative Fund, the Life Vision Growth and Income Fund, the Life Vision Moderate Growth Fund, the Mid-Cap Equity Fund, the Mid Cap Value Equity Fund, the Small Cap Growth Stock Fund, the Small Cap Value Equity Fund, the Strategic Quantitative Equity Fund, the Tax Sensitive Growth Stock Fund, the Value Income Stock Fund and the Vantage Fund (each a "Fund" and collectively the "Funds"). The Funds may offer the following share classes: T shares (formerly Trust shares), A shares (formerly Investor shares), L shares (formerly Flex shares) and B Shares. The financial statements of the remaining funds are presented separately. The assets of each Fund are segregated, and a shareholder's interest is limited to the Fund in which shares are held. The Funds' prospectus provides a description of the Funds' investment objectives, policies and strategies.

     2. Significant Accounting Policies:

     The following is a summary of significant accounting policies followed by the Trust:

     USE OF ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amount of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and reported amounts of revenues and expenses during the reporting period. Actual amounts could differ from these estimates.

     SECURITY VALUATION -- Equity securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for equity securities traded on NASDAQ), including equity securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded on valuation date (or at approximately 4:00 pm ET if an equity security's primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. Investments and investments sold short that are traded on a national securities exchange or national market system are valued at (1) market value based upon the last reported sale as of the last day of the accounting period, or (2) if there are no reported sales, the last bid price for long positions and ask price for short positions. If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value. Securities for which current market quotations are not readily available are valued at their fair value as determined in good faith by, or in accordance with, procedures adopted by the Board of Trustees. The assets of the Life Vision Aggressive Growth Fund, the Life Vision Conservative Fund, the Life Vision Growth and Income Fund and the Life Vision Moderate Growth Fund consist of investments in underlying affiliated investment companies, which are valued at their respective daily net asset values.

     SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on the date the security is purchased or sold (trade date). Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Costs used in determining net realized gains and losses on the sales of investment securities are those of the specific securities sold adjusted for the accretion and amortization of purchase discounts and premiums during the respective holding period.
     Purchase discounts and premiums on securities held by the Funds are accreted and amortized to maturity using the effective interest method.

     REPURCHASE AGREEMENTS -- In connection with transactions involving repurchase agreements, a third party custodian bank takes possession of the underlying securities ("collateral"), the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. In the event of default on the obligation to repurchase, each Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

--------------------------------------------------------------------------------
                                                                     (UNAUDITED)


     NET ASSET VALUE PER SHARE -- The net asset value per share of each Fund is calculated each business day, by dividing the total value of each Fund's assets, less liabilities, by the number of shares outstanding. The maximum offering price per share for A Shares is equal to the net asset value per share plus a sales load of 3.75%.

     L Shares of the Funds may be purchased at their net asset value. Shares redeemed within the first year after purchase will be subject to a contingent deferred sales charge ("CDSC") equal to 2% for either the net asset value of the shares at the time of purchase or the net asset value of the shares next calculated after the Fund receives the sale request, whichever is less. The CDSC will not apply to shares redeemed after such time.

     B Shares of the Funds may be purchased at their net asset value. A CDSC is imposed on certain redemptions of the B Shares. The CDSC varies depending on the number of years from the time of payment for the purchase of B Shares until the redemption of such shares.

                YEARS AFTER   CONTINGENT DEFERRED
                  PURCHASE       SALES CHARGE
                ----------       ------------
                0 to 1 Year          5%
                1 to 2 Years         4%
                2 to 3 Years         4%
                3 to 4 Years         3%
                4 to 5 Years         2%
                5 Years +            0%

     The Funds may charge a redemption fee up to 2% of redemption proceeds, which will automatically be paid to the Fund. There were no redemption fees for the six month period ended November 30, 2003.

     FOREIGN CURRENCY TRANSLATION -- The books and records of the International Equity and the International Equity Index Funds are maintained in U.S. dollars on the following basis:

        (i) market value of investment securities, assets and liabilities at the current rate of exchange; and
       (ii) purchases and sales of investment securities, income and expenses at the relevant rates of exchange prevailing on the respective dates of such transactions.

     The International Equity and the International Equity Index Funds do not isolate that portion of gains and losses on investments in equity securities that is due to changes in the foreign exchange rates from that which is due to changes in market prices of equity securities.

     The International Equity and the International Equity Index Funds report certain foreign currency related transactions as components of realized and unrealized gains and losses for financial reporting purposes, whereas such components are treated as ordinary income for Federal income tax purposes.

     TBA PURCHASE COMMITMENTS -- The Balanced Fund may enter into "TBA" (To Be Announced) purchase commitments to purchase securities for a fixed price at a future date beyond customary settlement time. TBA purchase commitments may be considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines prior to settlement date. Unsettled TBA purchase commitments are valued at the current market value of the underlying securities, generally according to the procedures described under "Security Valuation."

     ILLIQUID SECURITIES -- Valuations of illiquid securities may differ significantly from the values that would have been used had an active market value for these securities existed.

     RESTRICTED SECURITIES -- Certain of the Funds' investments are restricted as to resale. The table below shows the number of shares held, the acquisition date, cost, market value, value per share of such securities and percentage of net assets which the securities comprise as of November 30, 2003:

                                                             MARKET
                                                             VALUE
                      NUMBER    ACQUISITION                   AS OF           VALUE       % OF
                     OF SHARES     DATE           COST      11/30/03        PER SHARE  NET ASSETS
                     ---------  -----------    ----------   ----------      ---------  ----------
     SMALL CAP GROWTH STOCK FUND
     Hypercom         250,000    08/12/03      $  975,000   $1,157,975        $4.63         0.14%
     InfoCrossing
       Common
       Stock          397,455    10/20/03       3,117,910    3,652,564         9.19         0.43%
     InfoCrossing
       Warrants       139,109    10/20/03           6,086      272,470         1.96         0.03%
     Ultimate
       Software
       Group          700,000    07/15/03       3,710,000    5,783,120         8.26         0.68%
     INTERNATIONAL EQUITY INDEX FUND
     Air Liquide
       (Loyalty
       Shares)         1,526     09/26/03         148,600      245,115       160.63         0.08%
     Lafarge
       (Loyalty
       Shares)          997      06/26/03          63,762       79,412        79.65         0.02%

     SHORT SALES -- As consistent with the Funds' investment objectives, the Funds may engage in short sales that are either "uncovered" or "against the box." A short sale is "against the box" if at all times during which the short position is open, the Funds own at least an equal amount of the securities or securities convertible into, or exchangeable without further consideration for, securities of the same issue as the securities that are sold short.

     Uncovered short sales are transactions under which the Funds sell a security they do not own. To complete such a transaction, the Funds must borrow the secu-

--------------------------------------------------------------------------------
STI CLASSIC EQUITY FUNDS  NOVEMBER 30, 2003



     rity to make delivery to the buyer. The Funds are then obligated to replace the security borrowed by purchasing the security at the market price at the time of the replacement. The price at such time may be more or less than the price at which the security was sold by the Funds. Until the security is replaced, the Funds are required to pay the lender amounts equal to any dividends or interest that accrue during the period of the loan. To borrow the security, the Funds also may be required to pay a premium, which would increase the cost of the security sold. The proceeds of the short sale will be retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out. A gain, limited to the price at which the Funds sold the security short, or a loss, unlimited in size, will be recognized upon the determination of a short sale.

     Until the Funds close their short position or replace the borrowed security, the Funds will: (a) maintain a segregated account containing cash or liquid securities at such a level that (i) the amount deposited in the account plus the amount deposited with the broker as collateral will equal the current value of the security sold short; and (ii) the amount deposited in the segregated account plus the amount deposited with the broker as collateral will not be less than the market value of the security at the time the security was sold short, or (b) otherwise cover the Funds' short positions.

     EXPENSES -- Expenses that are directly related to a specific Fund are charged to that Fund. Class specific expenses, such as distribution and transfer agent fees, are borne by that class. Other operating expenses of the Trust are pro-rated to the Funds on the basis of relative net assets. Fund expenses are pro-rated to the respective classes on the basis of relative net assets.

     In addition to the investment advisory and management fees, custodian fees, service fees, administration and transfer agent fees, each Fund is responsible for paying most other operating expenses including organization costs, fees and expenses of outside directors, registration fees, printing of shareholder reports, legal, auditing, insurance and other miscellaneous expenses. In addition to the Funds' direct expenses as described above, Fund shareholders of the Life Vision Funds also bear a proportionate share of the underlying Funds' expenses.

     DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends and distributions to shareholders, which are determined in accordance with Federal tax regulations are recorded on the ex-dividend date. Dividends from net investment income, if any, are declared and paid each calendar quarter by the Equity Funds, except for the International Equity and the International Equity Index Funds. These Funds distribute income annually. Any net realized capital gains on sales of securities are distributed to shareholders at least annually.

3. Agreements and Other Transactions with Affiliates:

INVESTMENT ADVISORY AGREEMENT -- The Trust and Trusco Capital Management, Inc. (the "Investment Adviser"), a wholly owned subsidiary of SunTrust Banks, Inc., have entered into advisory agreements dated May 29, 1992, June 15, 1993, December 20, 1993, March 10, 2003 and last amended September 4, 2003.

Under terms of the amended agreement, the Funds are charged the following annual fees based upon average daily net assets:

                                                     MAXIMUM
                                                      ANNUAL
                                                   ADVISORY FEE
                                                   ------------
Balanced Fund .....................................   0.95%
Capital Appreciation Fund .........................   1.15%
Growth and Income Fund ............................   0.90%
Information and Technology Fund ...................   1.10%
International Equity Fund .........................   1.25%
International Equity Index Fund ...................   0.90%
Life Vision Aggressive Growth Fund ................   0.25%
Life Vision Conservative Fund .....................   0.25%
Life Vision Growth and Income Fund ................   0.25%
Life Vision Moderate Growth Fund ..................   0.25%
Mid-Cap Equity Fund ...............................   1.15%
Mid Cap Value Equity Fund .........................   1.25%
Small Cap Growth Stock Fund .......................   1.15%
Small Cap Value Equity Fund .......................   1.15%
Strategic Quantitative Equity Fund ................   1.15%
Tax Sensitive Growth Stock Fund ...................   1.15%
Value Income Stock Fund ...........................   0.80%
Vantage Fund ......................................   1.60%

The Investment Adviser has voluntarily agreed to waive all or a portion of its fees (and to reimburse Fund expenses) in order to limit operating expenses. Fee waivers and expense reimbursements are voluntary and may be terminated at any time.

ADMINISTRATION AGREEMENT -- The Trust and SEI Investments Global Funds Services (the "Administrator") are parties to an Administration Agreement dated May 29, 1995, as amended November 19, 1997 and March 1, 1999 under which the Administrator provides administrative services for an annual fee (expressed as a percentage of the combined average daily net assets of the Trust and STI Classic Variable Trust) of: 0.12% up to $1 billion, 0.09% on the next $4 billion, 0.07% on the next $3 billion, 0.065% on the next $2 billion and 0.06% for over $10 billion.

DISTRIBUTION AGREEMENT -- The Trust and SEI Investments Distribution Co. (the "Distributor") are parties to a Distribution Agreement dated November 21, 1995. The Distributor will receive no fees for its distribution services under the plan for the T Shares of any Fund. With respect to the A Shares, L Shares and B Shares, the Distributor receives amounts, pursuant to a Distribution Plan and (in the case of L Shares and B Shares) a

--------------------------------------------------------------------------------
                                                                     (UNAUDITED)



Distribution and Service Plan, as outlined in the table below:

                                                         MAXIMUM        MAXIMUM
                                                         L SHARES       B SHARES
                                         MAXIMUM       DISTRIBUTION   DISTRIBUTION
                                        A SHARES           AND            AND
                                     DISTRIBUTION FEE  SERVICE FEE    SERVICE FEE
                                     ----------------  -----------   ------------
Balanced Fund ......................       0.28%          1.00%           --
Capital Appreciation Fund ..........       0.68%          1.00%           --
Growth and Income Fund .............       0.25%          1.00%           --
Information and
 Technology Fund ...................         --           1.00%           --
International Equity Fund ..........       0.33%          1.00%           --
International Equity Index Fund ....       0.38%          1.00%           --
Life Vision Aggressive Growth Fund .         --             --            1.00%
Life Vision Conservative Fund ......         --             --            1.00%
Life Vision Growth and Income Fund .         --             --            1.00%
Life Vision Moderate Growth Fund ...         --             --            1.00%
Mid-Cap Equity Fund ................       0.43%          1.00%            --
Mid Cap Value Equity Fund ..........         --           1.00%            --
Small Cap Growth Stock Fund ........       0.50%          1.00%            --
Small Cap Value Equity Fund ........         --           1.00%            --
Strategic Quantitative Equity Fund .         --           1.00%            --
Tax Sensitive Growth Stock Fund ....         --           1.00%            --
Value Income Stock Fund ............       0.33%          1.00%            --
Vantage Fund .......................         --%          1.00%            --

The Distributor has voluntarily agreed to waive all or a portion of their fees (and to reimburse Fund expenses) in order to limit operating expenses. Fee waivers and expense reimbursements are voluntary and may be terminated at any time.

TRANSFER AGENCY AGREEMENTS -- The Trust and Federated Services Company are parties to a Transfer Agency servicing agreement dated May 14, 1994, as amended April 16, 2003, under which Federated Services Company provides transfer agency services to the Trust.

The Trust and SunTrust Securities Inc. ("STS"), a wholly-owned subsidiary of SunTrust Banks, Inc., are parties to an agreement under which STS provides certain transfer agency account activity processing and servicing. The transfer agency service fees are based upon a monthly per account charge for the total shareholder accounts at the Trust's transfer agent.

CUSTODIAN AGREEMENTS -- SunTrust Bank acts as custodian for all the Funds except the International Equity and the International Equity Index Funds (the "International Funds"), which utilize Brown Brothers Harriman & Co. as custodian. Custodians are paid on the basis of the net assets and transaction costs of the Funds. The custodians play no role in determining the investment policies of the Trust or which securities are to be purchased or sold in the Funds.

OTHER -- Certain officers of the Trust are also officers of the Adviser, Administrator and/or the Distributor. Such officers are paid no fees by the Trust for serving as officers of the Trust.

The Trust had entered into an agreement with the Distributor to act as an agent in placing repurchase agreements for the Trust. As of October 24, 2003, this agreement was discontinued.

For the six month period ended November 30, 2003 the following Funds paid the Distributor through a reduction in the yield earned by the Funds on those repurchase agreements:

                                                   FEES
                                                 --------
    Balanced Fund ..............................  $4,195
    Capital Appreciation Fund ..................   7,623
    Information and Technology Fund ............     118
    Mid-Cap EquityFund .........................   1,578
    Mid Cap Value Equity Fund ..................   2,630
    Small Cap Growth Stock Fund ................   3,340
    Small Cap Value Equity Fund ................   4,671
    Tax Sensitive Growth Stock Fund ............     896
    Value Income Stock Fund ....................   9,010
    Vantage Fund ...............................     163

The Trust has entered into an agreement with SunTrust Robinson Humphrey, a division of SunTrust Capital markets, Inc. which is a direct non-bank subsidiary of SunTrust Banks, Inc. to act as an agent in placing repurchase agreements for the Trust. For the six month period ended November 30, 2003, the following Funds paid SunTrust Robinson Humphrey, through a reduction in the yield earned by the Funds on those repurchase agreements:

                                                   FEES
                                                 ---------
    Balanced Fund ..............................   $  613
    Capital Appreciation Fund ..................    2,973
    Information and Technology Fund ............       18
    Mid-Cap Equity Fund ........................      351
    Small Cap Growth Stock Fund ................      281
    Small Cap Value Equity Fund ................    1,497
    Strategic Quantitative Equity Fund .........       65
    Tax Sensitive Growth Stock Fund ............      233
    Value Income Stock Fund ....................    2,670

4. Investment Transactions:

The cost of purchases and the proceeds from sales of securities, excluding short-term investments and U.S. Government securities, for the six month period ended November 30, 2003, were as follows:

                                           PURCHASES        SALES
                                             (000)          (000)
                                           ----------     ----------
Balanced Fund ...........................   $144,668      $116,042
Capital Appreciation Fund ...............    758,285       739,385
Growth and Income Fund ..................    211,731       160,744
Information and Technology Fund .........     44,148        47,289
International Equity Fund ...............     76,988        74,628
International Equity Index Fund .........     16,979        17,106
Life Vision Aggressive Growth Fund ......     14,600         9,824
Life Vision Conservative Fund ...........      6,007         2,845
Life Vision Growth and Income Fund ......     55,697        42,920
Life Vision Moderate Growth Fund ........     87,451        70,650
Mid-Cap Equity Fund .....................    144,101       108,753
Mid Cap Value Equity Fund ...............     61,497        46,833
Small Cap Growth Stock Fund .............    469,632       404,643
Small Cap Value Equity Fund .............     59,979        67,873
Strategic Quantitative Equity Fund ......     70,622        28,967
Tax Sensitive Growth Stock Fund .........     67,527       120,900
Value Income Stock Fund .................    226,392       275,306
Vantage Fund* ...........................     12,930        15,596

*Includes short sales and covers of short sales.

The cost of U.S. Government security purchases and the proceeds from the sale of U.S. Government securities from the Balanced Fund during the six month period ended November 30, 2003 were $85,851,636 and $74,218,461, respectively.

NOTES TO FINANCIAL STATEMENTS   (continued)
------------------------------------------------------------------------------------------------------------------------------------
STI CLASSIC EQUITY FUNDS  NOVEMBER 30, 2003


5. Capital Share Transactions:


Capital Share Transactions for the Funds were as follows (000):


                                                                         CAPITAL               GROWTH AND          INFORMATION AND
                                                BALANCED FUND        APPRECIATION FUND         INCOME FUND         TECHNOLOGY FUND
                                             --------------------   -------------------   --------------------  --------------------
                                             06/01/03-  06/01/02-   06/01/03-  06/01/02-  06/01/03-  06/01/02-  06/01/03-  06/01/02-
                                             11/30/03   05/31/03    11/30/03   05/31/03   11/30/03   05/31/03   11/30/03   05/31/03
                                             ---------  ---------   ---------  ---------  ---------  ---------  ---------  ---------
 T Shares (4):
   Shares Issued ............................  3,800       5,631     13,603      23,181      8,563      8,406      475        691
   Shares Issued in Lieu of Cash Distributions   145         356         --          --         90        201       --         --
   Shares Redeemed .......................... (2,302)     (6,654)   (10,636)    (22,631)    (4,980)   (17,009)    (836)    (2,728)
                                              ------      ------    -------     -------     ------    -------     ----     ------
   Net T Share Transactions .................  1,643        (667)     2,967         550      3,673     (8,402)    (361)    (2,037)
                                              ------      ------    -------     -------     ------    -------     ----     ------
 A Shares (3):
   Shares Issued ............................    106          94        691       2,305        430      1,049        1         --
   Shares Issued in Lieu of Cash Distributions     4          12         --          --         11         21       --         --
   Shares Redeemed ..........................    (45)       (151)    (1,206)     (2,724)      (348)      (766)      (1)        --
                                              ------      ------    -------     -------     ------    -------     ----     ------
   Net A Share Transactions .................     65         (45)      (515)       (419)        93        304       --         --
                                              ------      ------    -------     -------     ------    -------     ----     ------
 L Shares:
   Shares Issued ............................  1,197       1,446      1,444       2,333      1,348      1,416      118        156
   Shares Issued in Lieu of Cash Distributions    15          52         --          --          3         11       --         --
   Shares Redeemed ..........................   (749)     (1,982)      (960)     (2,752)      (684)    (2,212)    (115)      (430)
                                              ------      ------    -------     -------     ------    -------     ----     ------
   Net L Share Transactions .................    463        (484)       484        (419)       667       (785)       3       (274)
                                              ------      ------    -------     -------     ------    -------     ----     ------
 B Shares (2):
   Shares Issued ............................     --          --         --          --         --         --       --         --
   Shares Issued in Lieu of Cash Distributions    --          --         --          --         --         --       --         --
   Shares Redeemed ..........................     --          --         --          --         --         --       --         --
                                              ------      ------    -------     -------     ------    -------     ----     ------
   Net B Share Transactions .................     --          --         --          --         --         --       --         --
                                              ------      ------    -------     -------     ------    -------     ----     ------
   Net Change in Capital Shares .............  2,171      (1,196)     2,936        (288)     4,433     (8,883)    (358)    (2,311)
                                              ======      ======    =======     =======     ======    =======     ====     ======


                                                 LIFE VISION         MID-CAP EQUITY              MID CAP           SMALL CAP GROWTH
                                             MODERATE GROWTH FUND         FUND              VALUE EQUITY FUND        STOCK FUND
                                             --------------------  ---------------------   --------------------  -------------------
                                             06/01/03-  06/01/02-  06/01/03-   06/01/02-   06/01/03-  06/01/02-  06/01/03- 06/01/02-
                                             11/30/03   05/31/03   11/30/03    05/31/03    11/30/03   05/31/03   11/30/03  05/31/03
                                             ---------  ---------  ---------   ---------   ---------  ---------  --------- ---------
 T Shares:
   Shares Issued                               2,607       4,043      5,499      15,332      3,256      5,129      7,152    10,120
   Shares Issued in Lieu of Cash Distributions    78         189         13          --         12        162         --       487
   Shares Redeemed                            (1,814)     (3,260)    (1,681)    (19,371)    (1,797)    (9,676)    (4,293)   (7,574)
                                              ------      ------    -------     -------     ------    -------      -----    ------
   Net T Share Transactions                      871         972      3,831      (4,039)     1,471     (4,385)     2,859     3,033
                                              ------      ------    -------     -------     ------    -------      -----    ------
 A Shares (3):
   Shares Issued                                   7          --        301         616         12         --        295       541
   Shares Issued in Lieu of Cash Distributions    --          --          1          --         --         --         --        22
   Shares Redeemed                                --          --       (256)       (312)        (4)        --       (167)     (563)
                                              ------      ------    -------     -------     ------    -------      -----    ------
   Net A Share Transactions                        7          --         46         304          8         --        128        --
                                              ------      ------    -------     -------     ------    -------      -----    ------
 L Shares (1):
   Shares Issued                                  --          --        443         468        242        400        539       494
   Shares Issued in Lieu of Cash Distributions    --          --        --           --         --         12         --        32
   Shares Redeemed                                --          --       (182)       (505)      (161)      (243)      (183)     (527)
                                              ------      ------    -------     -------     ------    -------      -----    ------
   Net L Share Transactions                       --          --        261         (37)        81        169        356        (1)
                                              ------      ------    -------     -------     ------    -------      -----    ------
 B Shares (2):
   Shares Issued                                 800         306         --          --         --         --         --        --
   Shares Issued in Lieu of Cash Distributions     3          --         --          --         --         --         --        --
   Shares Redeemed                               (43)         (7)        --          --         --         --         --        --
                                              ------      ------    -------     -------     ------    -------      -----    ------
   Net B Share Transactions                      760         299         --          --         --         --         --        --
                                              ------      ------    -------     -------     ------    -------      -----    ------
   Net Change in Capital Shares                1,638       1,271      4,138     (3,772)     1,560      (4,216)     3,343     3,032
                                              ======      ======    =======     =======     ======    =======      =====    ======

(1) L Shares commenced operations beginning on March 11, 2002 and October 13, 2003 for the Vantage Fund and the Strategic Quantitative Equity Fund.
(2) B Shares commenced operations beginning on March 11, 2003 for the Life Vision Aggressive Growth Fund, the Life Vision Conservative Fund, the Life Vision Growth and Income Fund and the Life Vision Moderate Growth Fund.

Amounts designated as "--" are either $0 or have been rounded to $0.

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         (UNAUDITED)


                                                                               INTERNATIONAL          LIFE VISION
                                                        INTERNATIONAL          EQUITY INDEX           AGGRESSIVE
                                                         EQUITY FUND               FUND               GROWTH FUND
                                                     --------------------  ---------------------   --------------------
                                                     06/01/03-  06/01/02-   06/01/03-  06/01/02-   06/01/03-  06/01/02-
                                                     11/30/03   05/31/03    11/30/03   05/31/03    11/30/03   05/31/03
                                                     ---------  ---------  ---------   ---------   ---------  ---------
 T Shares (4):
   Shares Issued ...................................   4,126      10,800      3,266       7,835        524        625
   Shares Issued in Lieu of Cash Distributions .....      --          83         --         108          3         11
   Shares Redeemed .................................  (4,050)    (14,173)    (3,472)     (7,797)      (223)      (877)
                                                      ------      ------    -------     -------     ------    -------
   Net T Share Transactions ........................      76      (3,290)      (206)        146        304       (241)
                                                      ------      ------    -------     -------     ------    -------
 A Shares (3):
   Shares Issued ...................................   1,928       2,102      2,067       2,898          2         --
   Shares Issued in Lieu of Cash Distributions .....      --           3         --          --         --         --
   Shares Redeemed .................................  (2,007)     (1,869)    (1,769)     (2,039)        --         --
                                                      ------      ------    -------     -------     ------    -------
   Net A Share Transactions ........................     (79)        236        298         859          2         --
                                                      ------      ------    -------     -------     ------    -------
 L Shares:
   Shares Issued ...................................     114         890        107         600         --         --
   Shares Issued in Lieu of Cash Distributions .....      --          --         --          --         --         --
   Shares Redeemed .................................     (85)       (883)       (41)       (588)        --         --
                                                      ------      ------    -------     -------     ------    -------
   Net L Share Transactions ........................      29           7         66          12         --         --
                                                      ------      ------    -------     -------     ------    -------
 B Shares (2):
   Shares Issued ...................................      --          --         --          --        215        123
   Shares Issued in Lieu of Cash Distributions .....      --          --         --          --         --         --
   Shares Redeemed .................................      --          --         --          --         (3)        --
                                                      ------      ------    -------     -------     ------    -------
   Net B Share Transactions ........................      --          --         --          --        212        123
                                                      ------      ------    -------     -------     ------    -------
   Net Change in Capital Shares ....................      26      (3,047)       158       1,017        518       (118)
                                                      ======      ======    =======     =======     ======    =======


                                                         LIFE VISION          LIFE VISION
                                                        CONSERVATIVE          GROWTH AND
                                                            FUND              INCOME FUND
                                                     -------------------  --------------------
                                                     06/01/03- 06/01/02-  06/01/03-  06/01/02-
                                                     11/30/03  05/31/03   11/30/03   05/31/03
                                                     --------- ---------  ---------  ---------
 T Shares (4):
   Shares Issued ...................................       1        --      1,499      2,189
   Shares Issued in Lieu of Cash Distributions .....      --        --         41        106
   Shares Redeemed .................................      --        --       (811)    (3,678)
                                                       -----    ------      -----     ------
   Net T Share Transactions ........................       1        --        729     (1,383)
                                                       -----    ------      -----     ------
 A Shares (3):
   Shares Issued ...................................       1        --         20         --
   Shares Issued in Lieu of Cash Distributions .....      --        --         --         --
   Shares Redeemed .................................      --        --         --         --
                                                       -----    ------      -----     ------
   Net A Share Transactions ........................       1        --         20         --
                                                       -----    ------      -----     ------
 L Shares:
   Shares Issued ...................................      --        --         --         --
   Shares Issued in Lieu of Cash Distributions .....      --        --         --         --
   Shares Redeemed .................................      --        --         --         --
                                                       -----    ------      -----     ------
   Net L Share Transactions ........................      --        --         --         --
                                                       -----    ------      -----     ------
 B Shares (2):
   Shares Issued ...................................     314        80        571        216
   Shares Issued in Lieu of Cash Distributions .....       1        --          1         --
   Shares Redeemed .................................     (12)       (3)       (19)        --
                                                       -----    ------      -----     ------
   Net B Share Transactions ........................     303        77        553        216
                                                       -----    ------      -----     ------
   Net Change in Capital Shares ....................     305        77      1,302     (1,167)
                                                       =====    ======      =====     ======


                                                        SMALL CAP VALUE   STRATEGIC QUANTITATIVE       TAX SENSITIVE
                                                          EQUITY FUND          EQUITY FUND           GROWTH STOCK FUND
                                                     --------------------  ---------------------   --------------------
                                                     06/01/03-  06/01/02-         08/07/03*-       06/01/03-  06/01/02-
                                                     11/30/03   05/31/03          11/30/03         11/30/03   05/31/03
                                                     ---------  ---------         --------         ---------  ---------
  T Shares:
    Shares Issued ..................................     7,543     9,369           3,969              271       3,969
    Shares Issued in Lieu of Cash Distributions ....        67       110              --               --          --
    Shares Redeemed ................................    (7,179)  (13,947)            (14)          (2,455)     (4,945)
                                                         -----    ------           -----            -----       -----
    Net T Share Transactions .......................       431    (4,468)          3,955           (2,184)       (976)
                                                         -----    ------           -----            -----       -----
  A Shares (3):
    Shares Issued ..................................        43        --               4               11          --
    Shares Issued in Lieu of Cash Distributions ....        --        --              --               --          --
    Shares Redeemed ................................        (4)       --              --               --          --
                                                         -----    ------           -----            -----       -----
    Net A Share Transactions .......................        39        --               4               11          --
                                                         -----    ------           -----            -----       -----
  L Shares (1):
    Shares Issued ..................................       562     1,087              52              188         417
    Shares Issued in Lieu of Cash Distributions ....        --        --              --               --          --
    Shares Redeemed ................................      (355)     (839)             --             (731)     (2,353)
                                                         -----    ------           -----            -----       -----
    Net L Share Transactions .......................       207       248              52             (543)     (1,936)
                                                         -----    ------           -----            -----       -----
  B Shares (2):
    Shares Issued ..................................        --        --              --               --          --
    Shares Issued in Lieu of Cash Distributions ....        --        --              --               --          --
    Shares Redeemed ................................        --        --              --               --          --
                                                         -----    ------           -----            -----       -----
    Net B Share Transactions .......................        --        --              --               --          --
                                                         -----    ------           -----            -----       -----
    Net Change in Capital Shares ...................       677    (4,220)          4,011           (2,716)     (2,912)
                                                         =====    ======           =====            =====       =====


                                                         VALUE INCOME             VANTAGE
                                                          STOCK FUND                FUND
                                                     --------------------  ---------------------
                                                     06/01/03-  06/01/02-   06/01/03-  06/01/02-
                                                     11/30/03   05/31/03    11/30/03   05/31/03
                                                     ---------  ---------   ---------  ---------
  T Shares:
    Shares Issued ..................................    5,466     20,952         7        169
    Shares Issued in Lieu of Cash Distributions ....      378        785        --         --
    Shares Redeemed ................................  (10,889)   (13,723)     (145)      (585)
                                                       ------     ------      ----       ----
    Net T Share Transactions .......................   (5,045)     8,014      (138)      (416)
                                                       ------     ------      ----       ----
  A Shares (3):
    Shares Issued ..................................      485      1,168        --         --
    Shares Issued in Lieu of Cash Distributions ....       35         77        --         --
    Shares Redeemed ................................     (540)    (1,386)       --         --
                                                       ------     ------      ----       ----
    Net A Share Transactions .......................      (20)      (141)       --         --
                                                       ------     ------      ----       ----
  L Shares (1):
    Shares Issued ..................................      777        909         6         50
    Shares Issued in Lieu of Cash Distributions ....       10         20        --         --
    Shares Redeemed ................................     (432)    (1,272)      (33)       (32)
                                                       ------     ------      ----       ----
    Net L Share Transactions .......................      355       (343)      (27)        18
                                                       ------     ------      ----       ----
  B Shares (2):
    Shares Issued ..................................       --         --        --         --
    Shares Issued in Lieu of Cash Distributions ....       --         --        --         --
    Shares Redeemed ................................       --         --        --         --
                                                       ------     ------      ----       ----
    Net B Share Transactions .......................       --         --        --         --
                                                       ------     ------      ----       ----
    Net Change in Capital Shares ...................   (4,710)     7,530      (165)      (398)
                                                       ======     ======      ====       ====

(3) A Shares commenced operations on October 27, 2003, October 16, 2003, November 11, 2003, November 5, 2003, October 10, 2003, October 27, 2003,
     October 9, 2003, October 8, 2003 and October 14, 2003 for the Information and Technology Fund, the Life Vision Aggressive Fund, the Life Vision Conservative Fund, the Life Vision Growth & Income Fund, the Life Vision Moderate Growth Fund, the Mid Cap Value Equity Fund, the Small Cap Value Equity Fund, the Strategic Quantitative Equity Fund and the Tax Sensitive Growth Stock Fund, respectively.
(4) T Shares commenced operations on November 6, 2003, for the Life Vision Conservative Fund.

--------------------------------------------------------------------------------
STI CLASSIC EQUITY FUNDS  NOVEMBER 30, 2003

6. Federal Tax Policies and Information:

It is each Fund's intention to continue to qualify as a regulated investment company for Federal income tax purposes and distribute all of its taxable income and net capital gains. Accordingly, no provisions for Federal income taxes are required.

The Funds may be subject to taxes imposed by countries in which they invest with respect to their investments in issuer existing or operating in such countries. Such taxes are generally based on income earned. The Funds accrue such taxes when the related income is earned.

The timing and characterization of certain income and capital gains distributions are determined annually in accordance with Federal tax regulations which may differ from accounting principles generally accepted in the United States of America. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to paid-in-capital, undistributed net investment income (loss), or accumulated net realized gain (loss), as appropriate, in the period that the differences arise.

For tax purposes, the losses in the Funds can be carried forward for a maximum of eight years to offset any future net realized capital gains.

The Funds had capital loss carryforwards at May 31, 2003 as follows (000):

                                              EXPIRING       EXPIRING     EXPIRING     EXPIRING      EXPIRING     EXPIRING
                                                2006           2007         2008         2009          2010         2011
                                              --------       --------     --------     --------      --------     --------

Balanced Fund ..............................   $   --         $   --       $    --     $     --      $     --      $15,343
Capital Appreciation Fund ..................       --             --        16,350           --         4,420       88,823
Growth and Income Fund .....................       --             --            --          724         2,132       53,940
Information and Technology Fund ............       --             --            18        1,084        68,371       19,102
International Equity Fund ..................    3,868          2,086            --        3,394        27,543       31,153
International Equity Index Fund ............       --             --            --        6,233        23,827       16,546
Life Vision Aggressive Growth Fund .........       --             --            --           --            15          873
Life Vision Conservative Fund ..............       --             --            --           --            --           --
Life Vision Growth and Income Fund .........       --             --            --           --         1,545        1,299
Life Vision Moderate Growth Fund ...........       --             --            --           --           586          553
Mid-Cap Equity Fund ........................       --             --            --           --         3,489       47,489
Mid Cap Value Equity Fund ..................       --             --            --           --            --       21,169
Small Cap Growth Stock Fund ................       --          4,189            --           --            --       48,036
Small Cap Value Equity Fund ................       --             --        22,106           --         3,105           --
Strategic Quantitative Equity Fund .........       --             --            --           --            --           --
Tax Sensitive Growth Stock Fund* ...........       --            142        40,228      153,993        52,653        9,527
Value Income Stock Fund ....................       --             --            --      184,254            --       28,942
Vantage Fund ...............................       --             --            --           --            --        1,198

* Information reflects fund activity based on the Fund's October 31, 2003 tax reporting year.

Amounts designated as "--" are either $0 or have been rounded to $0.

--------------------------------------------------------------------------------
                                                                     (UNAUDITED)

At November 30, 2003, the total cost of securities and securities sold short for Federal income tax purposes and the aggregate gross unrealized appreciation and depreciation for securities held by the Funds was as follows:

                                                    AGGREGATE       AGGREGATE
                                                      GROSS           GROSS            NET
                                        FEDERAL     UNREALIZED      UNREALIZED      UNREALIZED
                                        TAX COST   APPRECIATION   (DEPRECIATION)   APPRECIATION
                                         (000)        (000)           (000)            (000)
                                       ----------  ------------   --------------   ------------
Balanced Fund .......................  $  349,364    $ 27,573       $  (3,150)       $ 24,423
Capital Appreciation Fund ...........   1,307,200     238,351         (24,250)        214,101
Growth and Income Fund ..............     730,655     150,408         (15,067)        135,341
Information and Technology Fund .....      17,996       3,827            (252)          3,575
International Equity Fund ...........     212,257      37,831          (4,847)         32,984
International Equity Index Fund .....     329,222      47,871         (35,589)         12,282
Life Vision Aggressive Growth Fund ..      37,067       2,540          (1,255)          1,285
Life Vision Conservative Fund .......       3,952         137             (36)            101
Life Vision Growth and Income Fund ..      75,542       6,121            (423)          5,698
Life Vision Moderate Growth Fund ....     111,536      10,913            (709)         10,204
Mid-Cap Equity Fund .................     197,091      30,765          (1,241)         29,524
Mid Cap Value Equity Fund ...........     140,509      16,784          (2,053)         14,731
Small Cap Growth Stock Fund .........     831,262     219,345         (19,924)        199,421
Small Cap Value Equity Fund .........     606,512     186,705         (16,208)        170,497
Strategic Quantitative Equity Fund ..      43,675       4,460            (443)          4,017
Tax Sensitive Growth Stock Fund .....     218,896      68,426          (5,611)         62,815
Value Income Stock Fund .............     744,912     100,296         (18,707)         81,589
Vantage Fund ........................       2,258         253             (73)            180


7. Concentrations/Risks:

The Information and Technology Fund invests a substantial portion of its assets in securities in the technology industry. Therefore, it may be more affected by economic and political developments in that industry than a general equity fund would be.

The International Equity and International Equity Index Funds invest in securities of foreign issuers in various countries. These investments may involve certain considerations and risks not typically associated with investments in the United States as a result of, among other factors, the possibility of future political and economic developments and the level of governmental supervision and regulation of securities markets in the respective countries.


In the normal course of business, the Funds enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.



8. Securities Lending

Each Fund may lend portfolio securities to brokers, dealers and other financial organizations that meet capital and other credit requirements or other criteria established by the Trust's Board of Trustees. These loans may not exceed 331/3% of the total asset value of the Fund (including the loan collateral). No Fund will lend portfolio securities to its investment adviser, or its affiliates unless it has applied for and received specific authority to do so from the Securities and Exchange Commission. Loans of portfolio securities will be fully collateralized by cash. The value of the collateral is at least equal to the market value of the securities loaned. However, due to market fluctuations during the day, the value of securities loaned on a particular day may, during the course of the day, exceed the value of collateral. On each business day, the amount of collateral is adjusted based on the prior day's market fluctuations and the current day's lending activity. Income from lending activity is determined by the amount of interest earned on collateral, less any amounts payable to the borrowers of the securities and the lending agent. Lending securities involves certain risks, including the risk that the Fund may be delayed or prevented from recovering the collateral if the borrower fails to return the securities.

Cash collateral received in connection with securities lending is invested in the Boston Global Investment Trust-Enhanced Portfolio. This investment consists of money market instruments including money market mutual funds registered under the Investment Company Act of 1940, commercial paper, repurchase agreements, U.S. Treasury Bills and U.S. agency obligations.



9. Subsequent Event

At its meeting on November 12, 2003, the Board of Trustees unanimously approved the ceasing of operations of the Vantage Fund as being in the best interest of the Fund and its shareholders. Consequently, the Fund was liquidated after the close of business on December 31, 2003.

NOTES
--------------------------------------------------------------------------------

NOTES
--------------------------------------------------------------------------------

NOTES
--------------------------------------------------------------------------------

                               INVESTMENT ADVISER
                         Trusco Capital Management, Inc.

                     STI  Classic  Funds are not  deposits,
                     are not insured or  guaranteed  by the
                     FDIC or any other  government  agency,
                     and  are  not  endorsed  by and do not
                     constitute   obligations  of  SunTrust
                     Banks,   Inc.  or  any  other  of  its
                     affiliates.  Investment  in the  Funds
                     involves risk,  including the possible
                     loss  of   principal.   There   is  no
                     guarantee  that any STI  Classic  Fund
                     will achieve its investment objective.
                     The STI  Classic  Funds are advised by
                     an affiliate of SunTrust Banks, Inc.


                                   DISTRIBUTOR
                        SEI Investments Distribution Co.

                      This information must be preceded or
                       accompanied by a current prospectus
                            for each Fund described.

     [STI Logo Omitted] BACKED BY TRADITION. STRENGTHENED BY EXPERIENCE.SM

                                                                 STI-SA-001-0400

ITEM 2.    CODE OF ETHICS.

The registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, comptroller or principal accounting officer, and any person who performs a similar function.

ITEM 3.    AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable - only effective for annual reports.

ITEM 4.    PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable - only effective for annual reports for periods ending on or after December 15, 2003.

ITEM 5.    AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.    (RESERVED)

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEMS 8.   (RESERVED)

ITEM 9.    CONTROLS AND PROCEDURES.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting.

ITEMS 10.  EXHIBITS.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit

--------------------------------------------------------------------------------

                               SIGNATURES

Pursuant to the requirements of the securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                                                   STI Classic Funds


By (Signature and Title)*                 /s/James F. Volk
                                          --------------------------------------
                                          James F. Volk, President

Date 01/23/04





Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*                 /s/ James F. Volk
                                          --------------------------------------
                                          James F. Volk, President

Date 01/23/04


By (Signature and Title)*                 /s/ Jennifer E. Spratley
                                          --------------------------------------
                                          Jennifer E. Spratley, CFO

Date 01/23/04
* Print the name and title of each signing officer under his or her signature.